PROSPECTUS

January 31, 2014

WASATCH FUNDS

INVESTOR CLASS / EQUITY FUNDS / Wasatch Core Growth Fund (WGROX) • Wasatch Emerging India Fund (WAINX) • Wasatch Emerging Markets Select Fund (WAESX) • Wasatch Emerging Markets Small Cap Fund (WAEMX) • Wasatch Frontier Emerging Small Countries Fund (WAFMX) • Wasatch Global Opportunities Fund (WAGOX) • Wasatch Heritage Growth Fund (WAHGX) • Wasatch International Growth Fund (WAIGX) • Wasatch International Opportunities Fund (WAIOX) • Wasatch Large Cap Value Fund (FMIEX) • Wasatch Long/Short Fund (FMLSX) • Wasatch Micro Cap Fund (WMICX) • Wasatch Micro Cap Value Fund (WAMVX) • Wasatch Small Cap Growth Fund (WAAEX) • Wasatch Small Cap Value Fund (WMCVX) • Wasatch Strategic Income Fund (WASIX) • Wasatch Ultra Growth Fund (WAMCX) • Wasatch World Innovators Fund (WAGTX) **BOND FUNDS /** Wasatch-1st Source Income Fund (FMEQX) • Wasatch-Hoisington U.S. Treasury Fund (WHOSX)

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any statement to the contrary is a criminal offense.

WASATCH CORE GROWTH FUND — Summary

INVESTMENT OBJECTIVE

The Fund’s primary investment objective is long-term growth of capital. Income is a secondary objective, but only when consistent with long-term growth of capital. Currently, we do not expect the Fund’s investments to generate substantial income.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	None
Maximum Account Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares
Management Fee	1.00%
Distribution/Service (12b-1) Fee	None
Other Expenses	0.21%

Total Annual Fund Operating Expenses[1]	1.21%

[1]

The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.50% of average daily net assets until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Board of Trustees is the only party that can terminate the contractual limitation prior to the contract’s expiration. The Advisor can rescind the contractual limitation on expenses at any time after its expiration date.

EXAMPLE

This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Core Growth Fund — Investor Class	$123	$384	$665	$1,465

JANUARY 31, 2014

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund invests primarily in smaller growing companies at reasonable prices.

Under normal market conditions, we will invest at least 65% of the Fund’s net assets in the equity securities of growing companies. Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (which include any instrument tied to a specific security or basket of securities, such as equity-linked derivatives and notes, certain options on common stock, and exchange traded funds). These companies are usually small to mid-size with market capitalizations of less than $5 billion at the time of purchase.

The Fund may invest up to 20% of its total assets at the time of purchase in securities issued by foreign companies in developed or emerging markets. Securities issued by companies incorporated outside the United States whose securities are publicly traded in the United States are not defined as foreign companies and are not subject to this limitation.

We focus on companies that we consider to be high quality. We use a process of “bottom-up” fundamental analysis to look for individual companies that we believe are stable and have the potential to grow steadily for long periods of time. Our analysis may include studying a company’s financial statements, building proprietary financial models, visiting company facilities, and meeting with executive management, suppliers and customers.

The Fund seeks to purchase stocks at prices we believe are reasonable relative to our projection of a company’s long term earnings growth rate. The secondary objective of income is achieved when fast growing portfolio companies pay dividends, generated by cash flow, typically after achieving growth targets.

The Fund may invest a large percentage of its assets in a few sectors, including industrials, financials, consumer discretionary, information technology and health care.

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.

Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Smaller Company Stock Risk. Small and mid cap stocks may be very sensitive to changing economic conditions and market downturns. In particular, the issuers of small company stocks have more narrow markets for their products and services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of small companies may therefore be more volatile and the ability to sell these stocks at a desirable time or price may be more limited.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Sector Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

WASATCH CORE GROWTH FUND — Summary

Consumer Discretionary Sector Risk. Industries in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Health Care Sector Risk. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.

Industrials Sector Risk. Industries in the industrials sector, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.

Information Technology Sector Risk. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

JANUARY 31, 2014

HISTORICAL PERFORMANCE

The following tables provide information on how the Investor Class of the Fund has performed over time. The past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the years shown in the bar chart. The average annual total return table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index and an additional index composed of securities similar to those held by the Fund. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.

WASATCH CORE GROWTH FUND — INVESTOR CLASS

Year by Year Total Returns

Best and Worst Quarterly Returns

Best — 6/30/09	29.50%
Worst — 12/31/08	-27.03%

Average Annual Total Returns — (as of 12/31/13)	1 Year		5 Years		10 Years
Wasatch Core Growth Fund — Investor Class
Return before taxes		30.18%		24.23%		8.91%
Return after taxes on distributions		29.76%		24.14%		8.10%
Return after taxes on distributions and sale of Fund shares		17.43%		20.04%		7.22%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)		38.82%		20.08%		9.07%
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)		43.30%		22.58%		9.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

WASATCH CORE GROWTH FUND — Summary	JANUARY 31, 2014

PORTFOLIO MANAGEMENT

Investment Advisor

Wasatch Advisors, Inc.

Portfolio Managers

JB Taylor Lead Portfolio Manager Since 2000	Paul Lambert Portfolio Manager Since 2005

PURCHASE AND SALE OF FUND SHARES

INVESTMENT MINIMUMS	INVESTOR CLASS
New Accounts	$2,000
New Accounts with an Automatic Investment Plan	$1,000
Individual Retirement Accounts (IRAs)	$2,000
Coverdell Education Savings Accounts	$1,000

SUBSEQUENT PURCHASES	INVESTOR CLASS
Regular Accounts and IRAs	$100
Automatic Investment Plan	$50 per month and/or $100 per quarter

•	You may purchase, redeem or exchange Fund shares on any day the New York Stock Exchange is open for business.
•

You may sell shares online at www.WasatchFunds.com, via email at shareholderservice@wasatchfunds.com or by calling 800.551.1700 if you did not decline the telephone redemption privilege when establishing your account.

•

You may write to: Wasatch Funds, P.O. Box 2172, Milwaukee, WI 53201-2172 or via overnight delivery to: Wasatch Funds, 803 West Michigan Street, Suite A, Milwaukee, WI 53233-2301. The letter should include your name, Fund Name, Class of shares (i.e., Investor Class), account number, dollar amount of shares to be bought or sold, your daytime telephone number, signature(s) of account owners (sign exactly as the account is registered) and Medallion signature guarantee (if required). For IRA accounts, please obtain an IRA Distribution Form from www.WasatchFunds.com or by calling a shareholder services representative.

•	You may buy or sell shares of the Fund through banks or investment professionals, including brokers, and they may charge you a transaction fee for this service.

TAX INFORMATION

The Fund intends to make distributions. You will generally have to pay federal income taxes, and any applicable state or local taxes, on the distributions you receive from the Fund as ordinary income or capital gains unless you are investing through a tax exempt account such as a qualified retirement plan. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or its affiliates may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary or your individual financial advisor to recommend the Fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

WASATCH EMERGING INDIA FUND — Summary	JANUARY 31, 2014

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term appreciation of capital.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	None
Maximum Account Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares
Management Fee	1.50%
Distribution/Service (12b-1) Fee	None
Other Expenses	1.49%

Total Annual Fund Operating Expenses[1]	2.99%
Expense Reimbursement	(1.04)%

Total Annual Fund Operating Expenses After Expense Reimbursement	1.95%

[1]

The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.95% of average daily net assets until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Board of Trustees is the only party that can terminate the contractual limitation prior to the contract’s expiration. The Advisor can rescind the contractual limitation on expenses at any time after its expiration date.

EXAMPLE

This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. The example reflects contractual fee waivers and reimbursements through January 31, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Emerging India Fund — Investor Class	$198	$826	$1,480	$3,235

WASATCH EMERGING INDIA FUND — Summary

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund invests primarily in companies tied economically to India.

Under normal market conditions, we will invest at least 80% of the Fund’s assets in the equity securities of companies tied economically to India. Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (which include any instrument tied to a specific security or basket of securities, such as equity-linked derivatives and notes, certain options on common stock, and exchange traded funds).

We will generally consider qualifying investments to be in companies that are listed on an Indian exchange, that have at least 50% of their assets in India, or that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in India.

The Fund is expected to invest across market capitalization levels, ranging from small capitalization stocks to larger capitalization stocks. However, we expect the Fund to invest a significant portion of its assets in small to mid-size companies with market capitalizations of less than $5 billion at the time of purchase.

We use a process of quantitative screening followed by “bottom up” fundamental analysis to identify individual companies that we believe have above average revenue and earnings growth potential.

The Fund may invest a large percentage of its assets in a few sectors, including financials, consumer discretionary, industrials, consumer staples, materials, health care and information technology.

We may also invest in initial public offerings (IPOs).

The Fund is non-diversified, meaning that it can concentrate investments in a more limited number of issuers than a diversified fund.

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.

Indian Market Risk. Government actions, bureaucratic obstacles and inconsistent economic and tax reform within the Indian government have had a significant effect on the economy and could adversely affect market conditions, deter economic growth and reduce the profitability of private enterprises. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Family-controlled companies may have weaker and less transparent corporate governance, which increases the potential for loss and unequal treatment of investors. India experiences many of the market risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities. Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). The threat of aggression in the region could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

Because the Fund concentrates its investments in a single region of the world, the value of the Fund’s shares may be affected by events that adversely affect India and may fluctuate more than the value of a less concentrated fund’s shares.

Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries (such as India) include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

JANUARY 31, 2014

Small Company Stock Risk. Small cap stocks may be very sensitive to changing economic conditions and market downturns. In particular, the issuers of small company stocks often have more narrow markets for their products and services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of small companies may therefore be more volatile and the ability to sell these stocks at a desirable time or price may be more limited.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Sector Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes in commodity prices.

Consumer Discretionary Sector Risk. Industries in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Health Care Sector Risk. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.

Industrials Sector Risk. Industries in the industrials sector, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.

Information Technology Sector Risk. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Materials Sector Risk. Changes in world events, political, environmental and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations may adversely affect the companies engaged in the production and distribution of materials.

Non-Diversification Risk. The Fund can invest a larger portion of its assets in the stocks of a limited number of companies than a diversified fund, which means it may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.

WASATCH EMERGING INDIA FUND — Summary

HISTORICAL PERFORMANCE

The following tables provide information on how the Investor Class of the Fund has performed over the last calendar year and since inception. Past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the calendar years shown in the bar chart. The average annual total return table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index composed of securities similar to those held by the Fund. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.

WASATCH EMERGING INDIA FUND — INVESTOR CLASS

Year by Year Total Returns

Best and Worst Quarterly Returns

Best — 3/31/12	21.43%
Worst — 6/30/12	-6.95%

Average Annual Total Returns — (as of 12/31/13)	1 Year	Since Inception (4/26/11)
Wasatch Emerging India Fund — Investor Class
Return before taxes	-1.46%	0.91%
Return after taxes on distributions	-1.46%	0.85%
Return after taxes on distributions and sale of Fund shares	-0.82%	0.70%
MSCI India Investable Market Index* (reflects no deductions for fees, expenses or taxes)	-5.32%	-9.02%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

JANUARY 31, 2014

PORTFOLIO MANAGEMENT

Investment Advisor

Wasatch Advisors, Inc.

Portfolio Manager

Ajay Krishnan, CFA Lead Portfolio Manager Since Inception

PURCHASE AND SALE OF FUND SHARES

INVESTMENT MINIMUMS	INVESTOR CLASS
New Accounts	$2,000
New Accounts with an Automatic Investment Plan	$1,000
Individual Retirement Accounts (IRAs)	$2,000
Coverdell Education Savings Accounts	$1,000

SUBSEQUENT PURCHASES	INVESTOR CLASS
Regular Accounts and IRAs	$100
Automatic Investment Plan	$50 per month and/or $100 per quarter

•	You may purchase, redeem or exchange Fund shares on any day the New York Stock Exchange is open for business.
•

You may sell shares online at www.WasatchFunds.com, via email at shareholderservice@wasatchfunds.com or by calling 800.551.1700 if you did not decline the telephone redemption privilege when establishing your account.

•

You may write to: Wasatch Funds, P.O. Box 2172, Milwaukee, WI 53201-2172 or via overnight delivery to: Wasatch Funds, 803 West Michigan Street, Suite A, Milwaukee, WI 53233-2301. The letter should include your name, Fund Name, Class of shares (i.e., Investor Class), account number, dollar amount of shares to be bought or sold, your daytime telephone number, signature(s) of account owners (sign exactly as the account is registered) and Medallion signature guarantee (if required). For IRA accounts, please obtain an IRA Distribution Form from www.WasatchFunds.com or by calling a shareholder services representative.

•	You may buy or sell shares of the Fund through banks or investment professionals, including brokers, and they may charge you a transaction fee for this service.

TAX INFORMATION

The Fund intends to make distributions. You will generally have to pay federal income taxes, and any applicable state or local taxes, on the distributions you receive from the Fund as ordinary income or capital gains unless you are investing through a tax exempt account such as a qualified retirement plan. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or its affiliates may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary or your individual financial advisor to recommend the Fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

WASATCH EMERGING MARKETS SELECT FUND — Summary

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	None
Maximum Account Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares
Management Fee	1.25%
Distribution/Service (12b-1) Fee	None
Other Expenses	1.15%

Total Annual Fund Operating Expenses[1]	2.40%
Expense Reimbursement	(0.71)%

Total Annual Fund Operating Expenses After Expense Reimbursement	1.69%

[1]

The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.69% of average daily net assets (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses in excess of such limitations) until at least January 31, 2015. The Board of Trustees is the only party that can terminate the contractual limitation prior to the contract’s expiration. The Advisor can rescind the contractual limitation on expenses at any time after its expiration date.

EXAMPLE

This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. The example reflects contractual fee waivers and reimbursements through January 31, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Emerging Markets Select Fund — Investor Class Shares	$172	$681	$1,216	$2,682

JANUARY 31, 2014

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio, on an annualized basis.

PRINCIPAL STRATEGIES

The Fund invests primarily in companies of all market capitalizations that are tied economically to emerging market countries.

Under normal market conditions, we will invest at least 80% of the Fund’s assets in the equity securities of companies that are tied economically to emerging market countries. Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (which include any instrument tied to a specific security or basket of securities, such as equity-linked derivatives and notes, certain options on common stock, and exchange traded funds).

Emerging market countries are those currently included in the Morgan Stanley Capital International (MSCI) Emerging Markets Index. We will generally consider qualifying investments to be in companies that are listed on an exchange in an emerging market country, that have at least 50% of their assets in an emerging market country, or that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country.

We travel extensively outside the U.S. to visit companies and expect to meet with senior management. We use a process of quantitative screening followed by “bottom up” fundamental analysis with the goal of owning the highest quality growth companies tied economically to emerging market countries. Our analysis may include studying a company’s financial statements, visiting company facilities, and meeting with executive management, suppliers and customers.

We do not use allocation models to restrict the Fund’s investments to certain regions, countries or industries.

The Fund may invest a large percentage of its assets in a few sectors, including consumer staples, consumer discretionary, financials, health care, industrials and materials and in convertible securities.

The Fund may invest in initial public offerings (IPOs) and early stage companies.

The Fund is non-diversified, meaning that it can concentrate investments in a more limited number of issuers than a diversified fund. Under normal market conditions, the Fund will generally invest in 30 to 50 companies. However, we may invest in fewer or more companies when we believe that doing so will help our efforts to achieve the Fund’s investment objective.

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.

Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Small Company Stock Risk. Small cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of small cap companies may therefore be more volatile and the ability to sell these stocks at a desirable time or price may be more limited.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Convertible Securities Risk. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and have less potential for gains or capital appreciation in a rising stock market than other equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than the markets for common stocks or bonds. The value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. An issuer may have the right to buy back certain convertible securities at a time and price that would be unfavorable to the Fund.

WASATCH EMERGING MARKETS SELECT FUND — Summary

Sector Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes in commodity prices.

Consumer Discretionary Sector Risk. Industries in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Health Care Sector Risk. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.

Industrials Sector Risk. Industries in the industrials sector, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.

Materials Sector Risk. Changes in world events, political, environmental and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations may adversely affect the companies engaged in the production and distribution of materials.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be illiquid, privately traded, and more volatile and speculative than the securities of larger companies.

Non-Diversification Risk. Because the Fund is non-diversified and generally invests in 30 to 50 companies, the Fund will have more exposure to the price movements of a single security or a small group of securities than funds that diversify their investments among many companies. The Fund’s total return and net asset value could fluctuate more than if a greater number of securities were held.

JANUARY 31, 2014

HISTORICAL PERFORMANCE

The following tables provide information on how the Investor Class of the Fund has performed over the last calendar year and since inception. Past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing the Fund’s performance, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the calendar year shown in the bar chart. The average annual total return table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index composed of securities similar to those held by the Fund. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.

WASATCH EMERGING MARKETS SELECT FUND — INVESTOR CLASS

Calendar Year Total Return

Best and Worst Quarterly Returns

Best — 12/31/13	3.00%
Worst — 6/30/13	-6.54%

Average Annual Total Returns — (as of 12/31/13)	1 Year	Since Inception (12/13/12)
Wasatch Emerging Markets Select Fund — Investor Class
Return before taxes	-3.27%	-1.46%
Return after taxes on distributions	-3.19%	-1.38%
Return after taxes on distributions and sale of Fund shares	-1.74%	-1.02%
MSCI Emerging Markets Index* (reflects no deductions for fees, expenses or taxes)	-2.60%	-1.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

WASATCH EMERGING MARKETS SELECT FUND — Summary	JANUARY 31, 2014

PORTFOLIO MANAGEMENT

Investment Advisor

Wasatch Advisors, Inc.

Portfolio Managers

Ajay Krishnan, CFA Lead Portfolio Manager Since Inception	Roger Edgley, CFA Portfolio Manager Since Inception

PURCHASE AND SALE OF FUND SHARES

INVESTMENT MINIMUMS	INVESTOR CLASS
New Accounts	$2,000
New Accounts with an Automatic Investment Plan	$1,000
Individual Retirement Accounts (IRAs)	$2,000
Coverdell Education Savings Accounts	$1,000

SUBSEQUENT PURCHASES	INVESTOR CLASS
Regular Accounts and IRAs	$100
Automatic Investment Plan	$50 per month and/or $100 per quarter

•	You may purchase, redeem or exchange Fund shares on any day the New York Stock Exchange is open for business.
•

You may sell shares online at www.WasatchFunds.com, via email at shareholderservice@wasatchfunds.com or by calling 800.551.1700 if you did not decline the telephone redemption privilege when establishing your account.

•

You may write to: Wasatch Funds, P.O. Box 2172, Milwaukee, WI 53201-2172 or via overnight delivery to: Wasatch Funds, 803 West Michigan Street, Suite A, Milwaukee, WI 53233-2301. The letter should include your name, Fund Name, Class of shares (i.e., Investor Class), account number, dollar amount of shares to be bought or sold, your daytime telephone number, signature(s) of account owners (sign exactly as the account is registered) and Medallion signature guarantee (if required). For IRA accounts, please obtain an IRA Distribution Form from www.WasatchFunds.com or by calling a shareholder services representative.

•	You may buy or sell shares of the Fund through banks or investment professionals, including brokers, and they may charge you a transaction fee for this service.

TAX INFORMATION

The Fund intends to make distributions. You will generally have to pay federal income taxes, and any applicable state or local taxes, on the distributions you receive from the Fund as ordinary income or capital gains unless you are investing through a tax exempt account such as a qualified retirement plan. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or its affiliates may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary or your individual financial advisor to recommend the Fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

WASATCH EMERGING MARKETS SMALL CAP FUND — Summary	JANUARY 31, 2014

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	None
Maximum Account Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares
Management Fee	1.75%
Distribution/Service (12b-1) Fee	None
Other Expenses	0.31%

Total Annual Fund Operating Expenses[1]	2.06%
Expense Reimbursement	(0.11)%

Total Annual Fund Operating Expenses After Expense Reimbursement	1.95%

[1]

The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.95% of average daily net assets until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Board of Trustees is the only party that can terminate the contractual limitation prior to the contract’s expiration. The Advisor can rescind the contractual limitation on expenses at any time after its expiration date.

EXAMPLE

This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Emerging Markets Small Cap Fund — Investor Class	$198	$635	$1,098	$2,381

WASATCH EMERGING MARKETS SMALL CAP FUND — Summary

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund invests primarily in small companies tied economically to emerging markets.

Under normal market conditions, we will invest at least 80% of the Fund’s assets in the equity securities of companies with market capitalizations of less than $3 billion that are tied economically to emerging market countries. Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (which include any instrument tied to a specific security or basket of securities, such as equity-linked derivatives and notes, certain options on common stock, and exchange traded funds). The Fund considers a company to be a small-capitalization company if its market capitalization, at the time of purchase, is less than the larger of $3 billion or the market capitalization of the largest company in the Morgan Stanley Capital International (MSCI) Emerging Markets Small Cap Index during the most recent 12 month period.

Emerging market countries are those currently included in the Morgan Stanley Capital International (MSCI) Emerging Markets Index. We will generally consider qualifying investments to be in companies that are listed on an exchange in an emerging market country, that have at least 50% of their assets in an emerging market country, or that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country.

We travel extensively outside of the U.S. to visit companies and expect to meet with senior management. We use a process of quantitative screening followed by “bottom up” fundamental analysis to identify individual companies that we believe have above average revenue and earnings growth potential.

We do not use allocation models to restrict the Fund’s investments to certain regions, countries or industries.

The Fund may invest a large percentage of its assets in a few sectors, including consumer discretionary, financials, industrials, consumer staples, materials and health care.

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.

Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Small Company Stock Risk. Small cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have more narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of small cap companies may therefore be more volatile and the ability to sell stocks at a desirable time or price may be more limited.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Sector Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes in commodity prices.

JANUARY 31, 2014

Consumer Discretionary Sector Risk. Industries in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Health Care Sector Risk. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.

Industrials Sector Risk. Industries in the industrials sector, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.

Materials Sector Risk. Changes in world events, political, environmental and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations may adversely affect the companies engaged in the production and distribution of materials.

WASATCH EMERGING MARKETS SMALL CAP FUND — Summary

HISTORICAL PERFORMANCE

The following tables provide information on how the Investor Class of the Fund has performed over time. The past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the years shown in the bar chart. The average annual total return table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index and an additional index composed of securities similar to those held by the Fund. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.

WASATCH EMERGING MARKETS SMALL CAP FUND — INVESTOR CLASS

Year by Year Total Returns

Best and Worst Quarterly Returns

Best — 6/30/09	56.10%
Worst — 12/31/08	-32.16%

Average Annual Total Returns — (as of 12/31/13)	1 Year	5 Years	Since Inception (10/1/07)
Wasatch Emerging Markets Small Cap Fund — Investor Class
Return before taxes	-3.60%	26.63%	5.19%
Return after taxes on distributions	-4.10%	26.44%	5.04%
Return after taxes on distributions and sale of Fund shares	-1.63%	22.14%	4.06%
MSCI Emerging Markets Small Cap Index* (reflects no deductions for fees, expenses or taxes)	1.04%	19.58%	0.12%
MSCI Emerging Markets Index* (reflects no deductions for fees, expenses or taxes)	-2.60%	14.79%	-0.58%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

JANUARY 31, 2014

PORTFOLIO MANAGEMENT

Investment Advisor

Wasatch Advisors, Inc.

Portfolio Managers

Roger Edgley, CFA Lead Portfolio Manager Since 2007	Laura Geritz, CFA Portfolio Manager Since 2009	Andrey Kutuzov, CFA Associate Portfolio Manager Since January 31, 2014

PURCHASE AND SALE OF FUND SHARES

INVESTMENT MINIMUMS	INVESTOR CLASS
New Accounts	$2,000
New Accounts with an Automatic Investment Plan	$1,000
Individual Retirement Accounts (IRAs)	$2,000
Coverdell Education Savings Accounts	$1,000

SUBSEQUENT PURCHASES	INVESTOR CLASS
Regular Accounts and IRAs	$100
Automatic Investment Plan	$50 per month and/or $100 per quarter

•	You may purchase, redeem or exchange Fund shares on any day the New York Stock Exchange is open for business.
•

You may sell shares online at www.WasatchFunds.com, via email at shareholderservice@wasatchfunds.com or by calling 800.551.1700 if you did not decline the telephone redemption privilege when establishing your account.

•

You may write to: Wasatch Funds, P.O. Box 2172, Milwaukee, WI, 53201-2172 or via overnight delivery to: Wasatch Funds, 803 West Michigan Street, Suite A, Milwaukee, WI 53233-2301. The letter should include your name, Fund Name, Class of shares (i.e., Investor Class), account number, dollar amount of shares to be bought or sold, your daytime telephone number, signature(s) of account owners (sign exactly as the account is registered) and Medallion signature guarantee (if required). For IRA accounts, please obtain an IRA Distribution Form from www.WasatchFunds.com or by calling a shareholder services representative.

•	You may buy or sell shares of the Fund through banks or investment professionals, including brokers, and they may charge you a transaction fee for this service.

TAX INFORMATION

The Fund intends to make distributions. You will generally have to pay federal income taxes, and any applicable state or local taxes, on the distributions you receive from the Fund as ordinary income or capital gains unless you are investing through a tax exempt account such as a qualified retirement plan. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or its affiliates may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary or your individual financial advisor to recommend the Fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND — Summary

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	None
Maximum Account Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares
Management Fee	1.75%
Distribution/Service (12b-1) Fee	None
Other Expenses	0.68%

Total Annual Fund Operating Expenses[1]	2.43%
Expense Reimbursement	(0.18)%

Total Annual Fund Operating Expenses After Expense Reimbursement	2.25%

[1]

The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 2.25% of average daily net assets (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses) until at least January 31, 2015. The Board of Trustees is the only party that can terminate the contractual limitation prior to the contract’s expiration. The Advisor can rescind the contractual limitation on expenses at any time after its expiration date.

EXAMPLE

This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Frontier Emerging Small Countries Fund — Investor Class	$228	$740	$1,279	$2,752

JANUARY 31, 2014

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund invests primarily in the equity securities of companies of all market capitalizations that are tied economically to frontier markets and small emerging market countries.

Under normal market conditions, we will invest at least 80% of the Fund’s assets in the equity securities of companies that are tied economically to frontier markets and small emerging market countries. Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (which include any instrument tied to a specific security or basket of securities, such as equity-linked derivatives and notes, certain options on common stock, and exchange traded funds).

“Frontier markets” include any country that is outside the Morgan Stanley Capital International (MSCI) All Country World Index, and also any country that is currently included in the Russell Frontier Index, the S&P Frontier Broad Market Index (BMI), the MSCI Frontier Markets Index, or similar market indices, or that, in our opinion, has similar characteristics regardless of its inclusion in an index.

“Emerging markets” include those countries currently considered to be developing as per their inclusion in the MSCI Emerging Markets Index. We consider a “small emerging market country” to be any country that individually constitutes not more than 7% of the MSCI Emerging Markets Index or the S&P Emerging BMI.

We will generally consider qualifying investments to be in companies that are listed on an exchange in a frontier market or small emerging market country, that are legally domiciled in a frontier market or small emerging market country, that have at least 50% of their assets in a frontier market or small emerging market country, or that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services provided in a frontier market or small emerging market country. The Fund will not be required to sell a security because the market to which it is economically tied is no longer what we consider to be a frontier market or a small emerging market country.

In general, frontier markets and small emerging market countries, with the exception of the oil-producing Persian Gulf States, tend to have relatively low gross national product per capita compared to the larger traditionally-recognized emerging markets and the world’s major developed economies. Frontier and small emerging market countries include the least developed markets even by emerging market standards. We believe frontier markets and small emerging market countries offer investment opportunities that arise from long-term trends in demographics, deregulation, offshore outsourcing and improving corporate governance.

The Fund may invest in the equity securities of companies of any size, although we expect a significant portion of the Fund’s assets to be invested in the companies with market capitalizations of under US$3 billion at the time of purchase.

We travel extensively outside the U.S. to visit companies and expect to meet with senior management. We use a process of quantitative screening followed by “bottom up” fundamental analysis with the goal of owning the highest quality growth companies tied economically to frontier markets and small emerging market countries.

We do not use allocation models to restrict the Fund’s investments to certain regions, countries or industries.

The Fund may invest a large percentage of its assets in a few sectors, including consumer staples, consumer discretionary, financials and industrials.

We may also invest in initial public offerings (IPOs).

The Fund is non-diversified, meaning that it can concentrate investments in a more limited number of issuers than a diversified fund.

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND — Summary

Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Frontier Markets Risk. In addition to the risks of investing in foreign securities and emerging markets, frontier market securities involve unique risks, such as exposure to economies less diverse and mature than those of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in frontier market securities than in securities of issuers based in more developed foreign countries, including securities of issuers in larger emerging markets. Frontier markets generally receive less investor attention than developed markets or larger emerging markets. These risks can result in the potential for extreme price volatility and illiquidity.

Small Company Stock Risk. Small cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have more narrow markets for their products and services, fewer product lines and more limited managerial and financial resources than larger issuers. The stocks of small cap companies may therefore be more volatile and the ability to sell these stocks at a desirable time or price may be more limited.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Liquidity Risk. From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event. Market quotations for such securities may be volatile.

Sector Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes in commodity prices.

Consumer Discretionary Sector Risk. Industries in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Industrials Sector Risk. Industries in the industrials sector, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.

Non-Diversification Risk. The Fund can invest a larger portion of its assets in the stocks of a limited number of companies than a diversified fund, which means it may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.

JANUARY 31, 2014

HISTORICAL PERFORMANCE

The following tables provide information on how the Investor Class of the Fund has performed over the last calendar year and since inception. Past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing the Fund’s performance, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the calendar year shown in the bar chart. The average annual total return table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index and an additional index composed of securities similar to those held by the Fund. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND — INVESTOR CLASS

Calendar Year Total Return

Best and Worst Quarterly Returns

Best — 3/31/13	8.33%
Worst — 6/30/13	1.75%

Average Annual Total Returns — (as of 12/31/13)	1 Year	Since Inception (1/31/12)
Wasatch Frontier Emerging Small Countries Fund — Institutional Class
Return before taxes	18.00%	26.08%
Return after taxes on distributions	18.14%	26.14%
Return after taxes on distributions and sale of Fund shares	10.42%	20.46%
MSCI Frontier Emerging Markets Index* (reflects no deductions for fees, expenses or taxes)	4.28%	10.13%
MSCI Frontier Markets Index* (reflects no deductions for fees, expenses or taxes)	25.89%	17.75%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND — Summary	JANUARY 31, 2014

PORTFOLIO MANAGEMENT

Investment Advisor

Wasatch Advisors, Inc.

Portfolio Manager

Laura Geritz, CFA

Lead Portfolio Manager

Since Inception

PURCHASE AND SALE OF FUND SHARES

INVESTMENT MINIMUMS	INVESTOR CLASS SHARES
New Accounts	$2,000
New Accounts with an Automatic Investment Plan	$1,000
Individual Retirement Accounts (IRAs)	$2,000
Coverdell Education Savings Accounts	$1,000

SUBSEQUENT PURCHASES	INVESTOR CLASS SHARES
Regular Accounts and IRAs	$ 100
Automatic Investment Plan	$50 per month or $100 per quarter

•	You may purchase, redeem or exchange Fund shares on any day the New York Stock Exchange (NYSE) is open for business.
•

You may sell shares online at www.WasatchFunds.com, via email at shareholderservice@wasatchfunds.com or by calling 800.551.1700 if you did not decline the telephone redemption privilege when establishing your account.

•

You may write to: Wasatch Funds, P.O. Box 2172, Milwaukee, WI 53201-2172 or via overnight delivery to: Wasatch Funds, 803 West Michigan Street, Suite A, Milwaukee, WI 53233-2301. The letter should include your name, Fund Name, Share class (i.e., Investor Class), account number, dollar amount of shares to be bought or sold, your daytime telephone number, signature(s) of account owners (sign exactly as the account is registered) and Medallion signature guarantee (if required). For IRA accounts, please obtain an IRA Distribution Form from www.WasatchFunds.com or by calling a shareholder services representative.

•	You may buy or sell shares of the Fund through banks or investment professionals, including brokers, and they may charge you a transaction fee for this service.

TAX INFORMATION

The Fund intends to make distributions. You will generally have to pay federal income taxes, and any applicable state or local taxes, on the distributions you receive from the Fund as ordinary income or capital gains unless you are investing through a tax exempt account such as a qualified retirement plan. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or its affiliates may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary or your individual financial advisor to recommend the Fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

WASATCH GLOBAL OPPORTUNITIES FUND — Summary	JANUARY 31, 2014

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	None
Maximum Account Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares
Management Fee	1.50%
Distribution/Service (12b-1) Fee	None
Other Expenses	0.30%

Total Annual Fund Operating Expenses[1]	1.80%

[1]

The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.95% of average daily net assets until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Board of Trustees is the only party that can terminate the contractual limitation prior to the contract’s expiration. The Advisor can rescind the contractual limitation on expenses at any time after its expiration date.

EXAMPLE

This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Global Opportunities Fund — Investor Class	$183	$567	$975	$2,116

WASATCH GLOBAL OPPORTUNITIES FUND — Summary

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund invests primarily in small and micro cap foreign and domestic companies.

Under normal market conditions, we will invest the Fund’s assets in equity securities of foreign and domestic companies with market capitalizations of less than US$5 billion at the time of purchase. Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (which include any instrument tied to a specific security or basket of securities, such as equity-linked derivatives and notes, certain options on common stock, and exchange traded funds). The Fund may invest a significant portion of its total assets (up to 35% under normal market conditions) in securities of companies with market capitalizations greater than US$5 billion at the time of purchase when the companies meet our investment criteria. The Fund may also invest a significant portion of its total assets in micro cap companies with market capitalizations below US$1 billion (up to 90% under normal market conditions).

The Fund will typically invest in securities issued by companies domiciled in at least three countries, including the United States. The Fund may invest a significant portion of its total assets in companies domiciled in foreign countries (up to 80% under normal market conditions). Securities issued by foreign companies incorporated outside the United States whose securities are publicly traded in the United States are not defined as “foreign companies” and are not subject to this limitation.

The Fund may invest a significant amount of its total assets (5% to 50% under normal market conditions) at the time of purchase in securities issued by companies domiciled in emerging markets. Emerging market countries are those currently included in the Morgan Stanley Capital International (MSCI) EFM (Emerging + Frontier Markets) Index. These companies typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.

We use a process of quantitative screening followed by “bottom up” fundamental analysis to identify individual companies that we believe are the World’s Best Growth Companies.® We travel extensively to visit companies and expect to meet with senior management.

We may also invest in growth companies that we believe have had a temporary setback and therefore have appealing valuation relative to their long-term growth potential.

At times, we may invest in early stage companies with limited or no earnings history if we believe they have outstanding long-term growth potential. We may also invest in initial public offerings (IPOs).

We do not use allocation models to restrict the Fund’s investments to certain regions, countries or industries. We may significantly shift Fund assets between asset classes, sectors, and geographic regions based on where we believe the best growth opportunities and valuations currently exist. The Fund may invest a large percentage of its assets in a few regions or sectors, including industrials, information technology, consumer discretionary, consumer staples, health care, financials, and energy.

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Region Risk. Social, political and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, or regulatory developments.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

JANUARY 31, 2014

Micro Cap and Small Company Stock Risk. Micro cap and small company stocks may be very sensitive to changing economic conditions and market downturns because the issuers have more narrow markets for their products and services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of small and micro cap companies may therefore be more volatile and the ability to sell these stocks at a desirable time or price may be more limited.

Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be illiquid, privately traded, and more volatile and speculative than the securities of larger companies.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Value Investing Risk. A value investing strategy attempts to identify strong companies with stocks selling at a discount from their perceived true worth, and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Sector Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes in commodity prices.

Consumer Discretionary Sector Risk. Industries in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Energy Sector Risk. The value of energy companies is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services, and tax policy and other government regulation.

Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Health Care Sector Risk. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.

Industrials Sector Risk. Industries in the industrials sector, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.

Information Technology Sector Risk. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

WASATCH GLOBAL OPPORTUNITIES FUND — Summary

HISTORICAL PERFORMANCE

The following tables provide information on how the Investor Class of the Fund has performed over time. The past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the years shown in the bar chart. The average annual total return table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index composed of securities similar to those held by the Fund. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.

WASATCH GLOBAL OPPORTUNITIES FUND — INVESTOR CLASS

Year by Year Total Returns

Best and Worst Quarterly Returns

Best — 6/30/09	32.73%
Worst — 9/30/11	-18.94%

Average Annual Total Returns — (as of 12/31/13)	1 Year	5 Years	Since Inception (11/17/08)
Wasatch Global Opportunities Fund — Investor Class
Return before taxes	25.27%	23.90%	25.91%
Return after taxes on distributions	22.26%	22.15%	24.17%
Return after taxes on distributions and sale of Fund shares	16.75%	19.83%	21.63%
MSCI All Country (AC) World Small Cap Index* (reflects no deductions for fees, expenses or taxes)	28.66%	20.72%	21.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

JANUARY 31, 2014

PORTFOLIO MANAGEMENT

Investment Advisor

Wasatch Advisors, Inc.

Portfolio Managers

JB Taylor Lead Portfolio Manager Since 2011	Ajay Krishnan, CFA Lead Portfolio Manager Since 2012

PURCHASE AND SALE OF FUND SHARES

INVESTMENT MINIMUMS	INVESTOR CLASS
New Accounts	$2,000
New Accounts with an Automatic Investment Plan	$1,000
Individual Retirement Accounts (IRAs)	$2,000
Coverdell Education Savings Accounts	$1,000

SUBSEQUENT PURCHASES	INVESTOR CLASS
Regular Accounts and IRAs	$100
Automatic Investment Plan	$50 per month and/or $100 per quarter

•	You may purchase, redeem or exchange Fund shares on any day the New York Stock Exchange is open for business.
•

You may sell shares online at www.WasatchFunds.com, via email at shareholderservice@wasatchfunds.com or by calling 800.551.1700 if you did not decline the telephone redemption privilege when establishing your account.

•

You may write to: Wasatch Funds, P.O. Box 2172, Milwaukee, WI 53201-2172 or via overnight delivery to: Wasatch Funds, 803 West Michigan Street, Suite A, Milwaukee, WI 53233-2301. The letter should include your name, Fund Name, Class of shares (i.e., Investor Class), account number, dollar amount of shares to be bought or sold, your daytime telephone number, signature(s) of account owners (sign exactly as the account is registered) and Medallion signature guarantee (if required). For IRA accounts, please obtain an IRA Distribution Form from www.WasatchFunds.com or by calling a shareholder services representative.

•	You may buy or sell shares of the Fund through banks or investment professionals, including brokers, and they may charge you a transaction fee for this service.

TAX INFORMATION

The Fund intends to make distributions. You will generally have to pay federal income taxes, and any applicable state or local taxes, on the distributions you receive from the Fund as ordinary income or capital gains unless you are investing through a tax exempt account such as a qualified retirement plan. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or its affiliates may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary or your individual financial advisor to recommend the Fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

WASATCH HERITAGE GROWTH FUND — Summary

INVESTMENT OBJECTIVE

The Fund’s primary investment objective is long-term growth of capital. Income is a secondary objective, but only when consistent with long-term growth of capital. Currently, we do not expect the Fund’s investments to generate substantial income.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	None
Maximum Account Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares
Management Fee	0.70%
Distribution/Service (12b-1) Fee	None
Other Expenses	0.29%

Total Annual Fund Operating Expenses[1]	0.99%
Expense Reimbursement	(0.04)%

Total Annual Fund Operating Expenses After Expense Reimbursement	0.95%

[1]

The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 0.95% of average daily net assets until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Board of Trustees is the only party that can terminate the contractual limitation prior to the contract’s expiration. The Advisor can rescind the contractual limitation on expenses at any time after its expiration date.

EXAMPLE

This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Heritage Growth Fund — Investor Class	$97	$311	$543	$1,209

JANUARY 31, 2014

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund invests primarily in growing mid cap companies at reasonable prices.

Under normal market conditions, the Fund will invest in the equity securities of growing companies with market capitalizations of between $2.5 billion and $15 billion at the time of purchase. Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (which include any instrument tied to a specific security or basket of securities, such as equity-linked derivatives and notes, certain options on common stock, and exchange traded funds).

The Fund may invest up to 20% of its total assets at the time of purchase in securities issued by foreign companies in developed or emerging markets. Securities issued by companies incorporated outside the United States whose securities are publicly traded in the United States are not defined as foreign companies and are not subject to this limitation.

We focus on companies that we consider to be high quality, and we use a process of “bottom up” fundamental analysis to look for individual companies that we believe are stable and have the potential to grow steadily for long periods of time. Our analysis may include studying a company’s financial statements, building proprietary financial models, visiting company facilities, and meeting with executive management, suppliers and customers. The secondary objective of income is achieved when fast growing portfolio companies pay dividends, generated by cash flow, typically after achieving growth targets.

The Fund seeks to purchase stocks at prices we believe are reasonable relative to our projection of a company’s long term earnings growth rate.

The Fund may invest a large percentage of its assets in a few sectors, including information technology, industrials, consumer discretionary, financials, health care and energy.

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.

Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Small Company Stock Risk. Small cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers have more narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of small cap companies may therefore be more volatile and the ability to sell these stocks at a desirable time or price may be more limited.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Sector Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Consumer Discretionary Sector Risk. Industries in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

WASATCH HERITAGE GROWTH FUND — Summary

Energy Sector Risk. The value of energy companies is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services, and tax policy and other government regulation.

Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Health Care Sector Risk. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.

Industrials Sector Risk. Industries in the industrials sector, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.

Information Technology Sector Risk. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

JANUARY 31, 2014

HISTORICAL PERFORMANCE

The following tables provide information on how the Investor Class of the Fund has performed over time. The past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the years shown in the bar chart. The average annual total return table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index and an additional index composed of securities similar to those held by the Fund. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.

WASATCH HERITAGE GROWTH FUND — INVESTOR CLASS

Year by Year Total Returns

Best and Worst Quarterly Returns

Best — 6/30/09	17.91%
Worst — 12/31/08	-23.31%

Average Annual Total Returns — (as of 12/31/13)	1 Year	5 Years	Since Inception (6/18/04)
Wasatch Heritage Growth Fund — Investor Class
Return before taxes	31.80%	20.80%	7.87%
Return after taxes on distributions	31.06%	20.38%	7.37%
Return after taxes on distributions and sale of Fund shares	18.60%	17.08%	6.38%
Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)	35.74%	23.37%	9.84%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	32.39%	17.94%	7.49%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

WASATCH HERITAGE GROWTH FUND — Summary	JANUARY 31, 2014

PORTFOLIO MANAGEMENT

Investment Advisor

Wasatch Advisors, Inc.

Portfolio Managers

Chris Bowen Lead Portfolio Manager Since 2004

PURCHASE AND SALE OF FUND SHARES

INVESTMENT MINIMUMS	INVESTOR CLASS
New Accounts	$2,000
New Accounts with an Automatic Investment Plan	$1,000
Individual Retirement Accounts (IRAs)	$2,000
Coverdell Education Savings Accounts	$1,000

SUBSEQUENT PURCHASES	INVESTOR CLASS
Regular Accounts and IRAs	$100
Automatic Investment Plan	$50 per month and/or $100 per quarter

•	You may purchase, redeem or exchange Fund shares on any day the New York Stock Exchange is open for business.
•

You may sell shares online at www.WasatchFunds.com, via email at shareholderservice@wasatchfunds.com or by calling 800.551.1700 if you did not decline the telephone redemption privilege when establishing your account.

•

You may write to: Wasatch Funds, P.O. Box 2172, Milwaukee, WI 53201-2172 or via overnight delivery to: Wasatch Funds, 803 West Michigan Street, Suite A, Milwaukee, WI 53233-2301. The letter should include your name, Fund Name, Class of shares (i.e., Investor Class), account number, dollar amount of shares to be bought or sold, your daytime telephone number, signature(s) of account owners (sign exactly as the account is registered) and Medallion signature guarantee (if required). For IRA accounts, please obtain an IRA Distribution Form from www.WasatchFunds.com or by calling a shareholder services representative.

•	You may buy or sell shares of the Fund through banks or investment professionals, including brokers, and they may charge you a transaction fee for this service.

TAX INFORMATION

The Fund intends to make distributions. You will generally have to pay federal income taxes, and any applicable state or local taxes, on the distributions you receive from the Fund as ordinary income or capital gains unless you are investing through a tax exempt account such as a qualified retirement plan. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or its affiliates may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary or your individual financial advisor to recommend the Fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

WASATCH INTERNATIONAL GROWTH FUND — Summary	JANUARY 31, 2014

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	None
Maximum Account Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares
Management Fee	1.25%
Distribution/Service (12b-1) Fee	None
Other Expenses	0.24%

Total Annual Fund Operating Expenses[1]	1.49%

[1]

The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.75% of average daily net assets until at least January 31, 2015 (excluding interest, interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Board of Trustees is the only party that can terminate the contractual limitation prior to the contract’s expiration. The Advisor can rescind the contractual limitation on expenses at any time after its expiration date.

EXAMPLE

This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Growth Fund — Investor Class	$152	$471	$813	$1,779

WASATCH INTERNATIONAL GROWTH FUND — Summary

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund invests primarily in foreign growth companies.

Under normal market conditions, we will invest the Fund’s assets in the equity securities of foreign companies with market capitalizations of less than US$5 billion at the time of purchase. Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (which include any instrument tied to a specific security or basket of securities, such as equity-linked derivatives and notes, certain options on common stock, and exchange traded funds). Under normal market conditions, the Fund will invest in at least five of the countries included in the Morgan Stanley Capital International (MSCI) All Country (AC) World Ex-U.S.A. Small Cap Index.

The Fund may invest a significant amount of its total assets (5% to 70% under normal market conditions) at the time of purchase in securities issued by companies domiciled in emerging markets. Emerging market countries are those currently included in the MSCI EFM (Emerging + Frontier Markets) Index. These companies typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.

We travel extensively outside of the U.S. to visit companies and expect to meet with senior management. We use a process of quantitative screening followed by “bottom up” fundamental analysis to identify individual companies that we believe have above average revenue and earnings growth potential. We may invest in early stage companies if we believe they have outstanding long-term growth potential.

We do not use allocation models to restrict the Fund’s investments to certain regions, countries or industries.

The Fund may invest a large percentage of its assets in a few sectors, including consumer discretionary, financials, industrials, information technology, consumer staples, health care and energy.

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Small Company Stock Risk. Small cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers have more narrow markets for their products and services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of small cap companies may therefore be more volatile and the ability to sell these stocks at a desirable time or price may be more limited.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be illiquid, privately traded, and more volatile and speculative than the securities of larger companies.

JANUARY 31, 2014

Sector Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes in commodity prices.

Consumer Discretionary Sector Risk. Industries in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Energy Sector Risk. The value of energy companies is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services, and tax policy and other government regulation.

Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Health Care Sector Risk. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.

Industrials Sector Risk. Industries in the industrials sector, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.

Information Technology Sector Risk. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

WASATCH INTERNATIONAL GROWTH FUND — Summary

HISTORICAL PERFORMANCE

The following tables provide information on how the Investor Class of the Fund has performed over time. The past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the years shown in the bar chart. The average annual total return table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index and an additional index composed of securities similar to those held by the Fund. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.

WASATCH INTERNATIONAL GROWTH FUND — INVESTOR CLASS

Year by Year Total Returns

Best and Worst Quarterly Returns*

Best — 6/30/09	41.88%
Worst — 9/30/08	-28.61%

Average Annual Total Returns — (as of 12/31/13)	1 Year	5 Years	10 Years
Wasatch International Growth Fund — Investor Class
Return before taxes	26.42%	26.68%	11.78%
Return after taxes on distributions	25.69%	26.52%	11.09%
Return after taxes on distributions and sale of Fund shares	15.55%	22.19%	9.79%
MSCI AC World Ex-U.S.A. Small Cap Index** (reflects no deductions for fees, expenses or taxes)	19.73%	18.73%	10.09%
MSCI World Ex-U.S.A. Small Cap Index** (reflects no deductions for fees, expenses or taxes)	25.55%	18.45%	9.24%

*Prior to January 31, 2007, the Fund primarily invested in companies with market capitalizations of less than US$2 billion at the time of purchase.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

**Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

JANUARY 31, 2014

PORTFOLIO MANAGEMENT

Investment Advisor

Wasatch Advisors, Inc.

Portfolio Manager

Roger Edgley, CFA Lead Portfolio Manager Since 2006	Linda Lasater, CFA Associate Portfolio Manager Since January 31, 2014

PURCHASE AND SALE OF FUND SHARES

INVESTMENT MINIMUMS	INVESTOR CLASS
New Accounts	$2,000
New Accounts with an Automatic Investment Plan	$1,000
Individual Retirement Accounts (IRAs)	$2,000
Coverdell Education Savings Accounts	$1,000

SUBSEQUENT PURCHASES	INVESTOR CLASS
Regular Accounts and IRAs	$100
Automatic Investment Plan	$50 per month and/or $100 per quarter

•	You may purchase, redeem or exchange Fund shares on any day the New York Stock Exchange is open for business.
•

You may sell shares online at www.WasatchFunds.com, via email at shareholderservice@wasatchfunds.com or by calling 800.551.1700 if you did not decline the telephone redemption privilege when establishing your account.

•

You may write to: Wasatch Funds, P.O. Box 2172, Milwaukee, WI 53201-2172 or via overnight delivery to: Wasatch Funds, 803 West Michigan Street, Suite A, Milwaukee, WI 53233-2301. The letter should include your name, Fund Name, Class of shares (i.e., Investor Class), account number, dollar amount of shares to be bought or sold, your daytime telephone number, signature(s) of account owners (sign exactly as the account is registered) and Medallion signature guarantee (if required). For IRA accounts, please obtain an IRA Distribution Form from www.WasatchFunds.com or by calling a shareholder services representative.

•	You may buy or sell shares of the Fund through banks or investment professionals, including brokers, and they may charge you a transaction fee for this service.

TAX INFORMATION

The Fund intends to make distributions. You will generally have to pay federal income taxes, and any applicable state or local taxes, on the distributions you receive from the Fund as ordinary income or capital gains unless you are investing through a tax exempt account such as a qualified retirement plan. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or its affiliates may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary or your individual financial advisor to recommend the Fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

WASATCH INTERNATIONAL OPPORTUNITIES FUND — Summary

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	None
Maximum Account Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares
Management Fee	1.95%
Distribution/Service (12b-1) Fee	None
Other Expenses	0.47%

Total Annual Fund Operating Expenses[1]	2.42%
Expense Reimbursement	(0.17)%

Total Annual Fund Operating Expenses After Expense Reimbursement	2.25%

[1]

The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 2.25% of average daily net assets until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Board of Trustees is the only party that can terminate the contractual limitation prior to the contract’s expiration. The Advisor can rescind the contractual limitation on expenses at any time after its expiration date.

EXAMPLE

This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Opportunities Fund — Investor Class	$228	$738	$1,275	$2,743

JANUARY 31, 2014

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund invests primarily in foreign micro cap companies.

Under normal market conditions, we will invest the Fund’s assets in equity securities of foreign companies with market capitalizations of less than US$1 billion at the time of purchase. Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (which include any instrument tied to a specific security or basket of securities, such as equity-linked derivatives and notes, certain options on common stock, and exchange traded funds). Under normal market conditions, the Fund will invest in at least five of the countries included in the Morgan Stanley Capital International (MSCI) All Country (AC) World Ex-U.S.A. Small Cap Index.

The Fund may invest a significant amount of its total assets (20% to 70% under normal market conditions) at the time of purchase in securities issued by companies domiciled in emerging markets. Emerging market countries are those currently included in the MSCI EFM (Emerging + Frontier Markets) Index. These companies typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.

We travel extensively outside of the U.S. to visit companies and expect to meet with senior management. We use a process of quantitative screening followed by “bottom up” fundamental analysis to identify individual companies that we believe have above average revenue and earnings growth potential. We may invest in early stage companies if we believe they have outstanding long-term growth potential.

We do not use allocation models to restrict the Fund’s investments to certain regions, countries or industries.

The Fund may invest a large percentage of its assets in a few sectors, including industrials, consumer discretionary, information technology, materials, consumer staples.

The Fund may also invest in initial public offerings (IPOs).

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Micro Cap Company Stock Risk. Micro cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines for these products and services, and limited managerial and financial resources. The stocks of micro cap companies may therefore be more volatile and the ability to sell these stocks at a desirable time or price may be more limited.

Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be illiquid, privately traded, and more volatile and speculative than the securities of larger companies.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Sector Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector , the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

WASATCH INTERNATIONAL OPPORTUNITIES FUND — Summary

Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes in commodity prices.

Consumer Discretionary Sector Risk. Industries in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Industrials Sector Risk. Industries in the industrials sector, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.

Information Technology Sector Risk. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Materials Sector Risk. Changes in world events, political, environmental and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations may adversely affect the companies engaged in the production and distribution of materials.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

JANUARY 31, 2014

HISTORICAL PERFORMANCE

The following tables provide information on how the Investor Class of the Fund has performed over time. The past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the years shown in the bar chart. The average annual total return table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index and an additional index composed of securities similar to those held by the Fund. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.

WASATCH INTERNATIONAL OPPORTUNITIES FUND — INVESTOR CLASS

Year by Year Total Returns

Best and Worst Quarterly Returns

Best — 6/30/09	44.35%
Worst — 9/30/08	-27.60%

Average Annual Total Returns — (as of 12/31/13)	1 Year	5 Years	Since Inception (1/27/05)
Wasatch International Opportunities Fund — Investor Class
Return before taxes	19.33%	23.86%	10.29%
Return after taxes on distributions	17.69%	22.89%	9.12%
Return after taxes on distributions and sale of Fund shares	12.26%	19.74%	8.38%
MSCI AC World Ex-U.S.A. Small Cap Index* (reflects no deductions for fees, expenses or taxes)	19.73%	18.73%	8.14%
MSCI World Ex-U.S.A. Small Cap Index* (reflects no deductions for fees, expenses or taxes)	25.55%	18.45%	7.13%

After tax-returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

WASATCH INTERNATIONAL OPPORTUNITIES FUND — Summary	JANUARY 31, 2014

PORTFOLIO MANAGEMENT

Investment Advisor

Wasatch Advisors, Inc.

Portfolio Managers

Roger Edgley, CFA Lead Portfolio Manager Since 2005	Laura Geritz, CFA Portfolio Manager Since May 24, 2011	Jared Whatcott, CFA Associate Portfolio Manager Since January 31, 2014

PURCHASE AND SALE OF FUND SHARES

INVESTMENT MINIMUMS	INVESTOR CLASS
New Accounts	$2,000
New Accounts with an Automatic Investment Plan	$1,000
Individual Retirement Accounts (IRAs)	$2,000
Coverdell Education Savings Accounts	$1,000

SUBSEQUENT PURCHASES	INVESTOR CLASS
Regular Accounts and IRAs	$ 100
Automatic Investment Plan	$ 50 per month and/or $100 per quarter

•	You may purchase, redeem or exchange Fund shares on any day the New York Stock Exchange is open for business.
•

You may sell shares online at www.WasatchFunds.com, via email at shareholderservice@wasatchfunds.com or by calling 800.551.1700 if you did not decline the telephone redemption privilege when establishing your account.

•

You may write to: Wasatch Funds, P.O. Box 2172, Milwaukee, WI 53201-2172 or via overnight delivery to: Wasatch Funds, 803 West Michigan Street, Suite A, Milwaukee, WI 53233-2301. The letter should include your name, Fund Name, Class of shares (i.e., Investor Class), account number, dollar amount of shares to be bought or sold, your daytime telephone number, signature(s) of account owners (sign exactly as the account is registered) and Medallion signature guarantee (if required). For IRA accounts, please obtain an IRA Distribution Form from www.WasatchFunds.com or by calling a shareholder services representative.

•	You may buy or sell shares of the Fund through banks or investment professionals, including brokers, and they may charge you a transaction fee for this service.

TAX INFORMATION

The Fund intends to make distributions. You will generally have to pay federal income taxes, and any applicable state or local taxes, on the distributions you receive from the Fund as ordinary income or capital gains unless you are investing through a tax exempt account such as a qualified retirement plan. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or its affiliates may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary or your individual financial advisor to recommend the Fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

WASATCH LARGE CAP VALUE FUND — Summary	JANUARY 31, 2014

INVESTMENT OBJECTIVES

The Fund’s investment objectives are to seek capital appreciation and income.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	None
Maximum Account Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares
Management Fee	0.90%
Distribution/Service (12b-1) Fee	None
Other Expenses	0.26%

Total Annual Fund Operating Expenses[1]	1.16%
Expense Reimbursement	(0.06)%

Total Annual Fund Operating Expenses After Expense Reimbursement	1.10%

[1]

The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.10% of average daily net assets until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Board of Trustees is the only party that can terminate the contractual limitation prior to the contract’s expiration. The Advisor can rescind the contractual limitation on expenses at any time after its expiration date.

EXAMPLE

This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Large Cap Value Fund — Investor Class	$112	$363	$633	$1,404

WASATCH LARGE CAP VALUE FUND — Summary

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund invests primarily in equity securities.

Under normal market conditions, we will invest at least 80% of the Fund’s net assets in equity securities of companies with market capitalizations of over $5 billion at the time of purchase. Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (which include any instrument tied to a specific security or basket of securities, such as equity-linked derivatives and notes, certain options on common stock, and exchange traded funds).

To achieve the Fund’s investment objectives, the Fund typically invests in the securities of companies that we believe will pay above average dividends or interest, but which remain appropriately valued based on our valuation analysis.

When evaluating a potential investment for the Fund, we employ a comprehensive valuation analysis intended to establish a range for fair valuation or intrinsic company value, with a particular emphasis on company fundamentals. The initial valuation review may include:

•	Calculating and reviewing standard ratios, such as price-to-sales, price-to-book, price-to-earnings, and price/earnings-to-growth.
•	Modified discounted cash flow models with sensitivity analysis for changes to revenue growth rates, operating margins, outstanding share counts, earnings multiples, and tangible book value.
•	Changing sector and company specific outlooks due to subjective factors, including globalization of capital, labor and process knowledge, as well as increasing information and price transparency.

The Fund may invest a large percentage of its assets in a few sectors, including energy, financials, information technology, consumer discretionary, consumer staples, health care and industrials.

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Value Investing Risk. A value investing strategy attempts to identify strong companies with stocks which are selling at a discount from their perceived true worth. It is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Sector Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes in commodity prices.

Consumer Discretionary Sector Risk. Industries in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Energy Sector Risk. The value of energy companies is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services, and tax policy and other government regulation.

Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Health Care Sector Risk. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.

JANUARY 31, 2014

Industrials Sector Risk. Industries in the industrials sector, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.

Information Technology Sector Risk. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

WASATCH LARGE CAP VALUE FUND — Summary

HISTORICAL PERFORMANCE

The Fund commenced operations on December 15, 2008 upon the reorganization of the 1st Source Monogram Income Equity Fund, the Fund’s predecessor fund (the “Predecessor Fund”), into the Fund. With the reorganization, the Fund assumed the financial and performance history of the Predecessor Fund. The following tables provide an indication of the historical risk of an investment in the Fund (and Predecessor Fund for periods prior to December 15, 2008). The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance for the years shown in the bar chart. The average annual total returns table allows you to compare the Fund’s (and Predecessor Fund’s for periods prior to December 15, 2008) performance over the time periods indicated to that of a broad-based market index. Past performance, before and after taxes, is not necessarily an indication of how the Investor Class of the Fund will perform in the future. In addition, the Predecessor Fund was advised by a different investment advisor and subject to different expenses, which may have produced different investment results. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.

WASATCH LARGE CAP VALUE FUND — INVESTOR CLASS

Year by Year Total Returns

Best and Worst Quarterly Returns

Best — 6/30/09	14.66%
Worst — 12/31/08	-19.38%

Average Annual Total Returns — (as of 12/31/13)	1 Year	5 Years	10 Years
Wasatch Large Cap Value Fund — Investor Class
Return before taxes	25.78%	13.05%	8.23%
Return after taxes on distributions	16.35%	11.01%	6.54%
Return after taxes on distributions and sale of Fund shares	22.30%	10.43%	6.58%
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)	32.53%	16.67%	7.58%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

JANUARY 31, 2014

PORTFOLIO MANAGEMENT

Investment Advisor

Wasatch Advisors, Inc.

Portfolio Managers

David Powers, CFA Lead Portfolio Manager Since August 2013

PURCHASE AND SALE OF FUND SHARES

INVESTMENT MINIMUMS	INVESTOR CLASS
New Accounts	$2,000
New Accounts with an Automatic Investment Plan	$1,000
Individual Retirement Accounts (IRAs)	$2,000
Coverdell Education Savings Accounts	$1,000

SUBSEQUENT PURCHASES	INVESTOR CLASS
Regular Accounts and IRAs	$100
Automatic Investment Plan	$50 per month and/or $100 per quarter

•	You may purchase, redeem or exchange Fund shares on any day the New York Stock Exchange is open for business.
•

You may sell shares online at www.WasatchFunds.com, via email at shareholderservice@wasatchfunds.com or by calling 800.551.1700 if you did not decline the telephone redemption privilege when establishing your account.

•

You may write to: Wasatch Funds, P.O. Box 2172, Milwaukee, WI 53201-2172 or via overnight delivery to: Wasatch Funds, 803 West Michigan Street, Suite A, Milwaukee, WI 53233-2301. The letter should include your name, Fund Name, Class of shares (i.e., Investor Class), account number, dollar amount of shares to be bought or sold, your daytime telephone number, signature(s) of account owners (sign exactly as the account is registered) and Medallion signature guarantee (if required). For IRA accounts, please obtain an IRA Distribution Form from www.WasatchFunds.com or by calling a shareholder services representative.

•	You may buy or sell shares of the Fund through banks or investment professionals, including brokers, and they may charge you a transaction fee for this service.

TAX INFORMATION

The Fund intends to make distributions. You will generally have to pay federal income taxes, and any applicable state or local taxes, on the distributions you receive from the Fund as ordinary income or capital gains unless you are investing through a tax exempt account such as a qualified retirement plan. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or its affiliates may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary or your individual financial advisor to recommend the Fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

WASATCH LONG/SHORT FUND — Summary

INVESTMENT OBJECTIVE

The Fund’s investment objective is capital appreciation.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	None
Maximum Account Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares
Management Fee	1.10%
Distribution/Service (12b-1) Fee	None
Other Expenses	0.18%
Dividend Expense on Short Sales/Interest Expense[1]	0.23%

Total Annual Fund Operating Expenses	1.51%

[1]

Dividends on short sales are the dividends paid to the lenders of borrowed securities. The expenses related to dividends on short sales are estimated and will vary depending on whether the securities the Fund sells short pay dividends and on the amount of any such dividends. Expenses also include borrowing costs paid to the broker in connection with borrowing the security to be sold short. The rate paid by brokers varies by security.

EXAMPLE

This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Long/Short Fund — Investor Class	$154	$478	$824	$1,801

JANUARY 31, 2014

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund invests primarily in equity securities by maintaining long equity positions and short equity positions.

We seek to achieve higher risk-adjusted returns with lower volatility compared to the equity markets in general (as represented by the S&P 500 Index). Under normal market conditions, we will invest the Fund’s assets in the equity securities of companies with market capitalizations of at least $100 million at the time of purchase that we have identified as being undervalued (long equity positions) and we will sell short those securities (short equity positions) that we have identified as being overvalued. The equity securities in which the Fund invests include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, warrants and any rights to purchase common stocks and other securities with equity characteristics.

The Fund may at any time have either a net long exposure or a net short exposure to the equity markets and the Fund will not be managed to maintain either net long or net short market exposure.

The Fund may invest in early stage companies and initial public offerings (IPOs).

We believe that the best opportunities to make both short and long equity investments are when the market’s perception of the values of individual companies (measured by the stock price) differs widely from our assessment of the intrinsic values of such companies. When evaluating a potential long or short investment for the Fund, we employ a comprehensive valuation analysis intended to establish a range for fair valuation or intrinsic company value, with a particular emphasis on company fundamentals. We believe opportunities to buy stocks or sell stocks short arise due to a variety of market inefficiencies, including:

•	Changes in market participant psychology and circumstances.
•	Imperfect information.
•	Forecasts and projections by Wall Street analysts and company representatives that differ from experienced reality.

When evaluating long investments, we typically look for stocks that are appropriately valued or undervalued based on our analysis.

When evaluating a short investment, we typically look for signs of current overvaluation. For example, we look for stocks that we believe:

•	Have earnings that appear to be reflected in the current price.
•	Are likely to fall short of market expectations.
•	Are in industries that exhibit weakness.
•	Have poor management.
•	Are likely to suffer an event affecting long-term earnings.

The Fund may invest in fixed income securities of any maturity consisting of corporate notes, bonds and debentures, including those that are rated less than investment grade at the time of purchase.

The Fund is non-diversified meaning that it can concentrate investments in a more limited number of issuers than a diversified fund.

The Fund may invest a large percentage of its assets in a few sectors, including information technology, financials, energy, consumer discretionary, materials and industrials.

The Fund is expected to have a high portfolio turnover rate.

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.

Market Direction Risk. Since the Fund has both a “long” and a “short” portfolio, an investment in the Fund will involve market risks associated with different investment decisions than those made for a typical “long only” stock fund. The Fund’s results will suffer both when there is a general stock market advance and the Fund holds significant “short” equity positions, or when there is a general stock market decline and the Fund holds significant “long” equity positions.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Short Sales Risk. The Fund can make short sales of securities, which means it may experience a loss if the market price of the security increases between the date of the short sale and the date the security is replaced. Short sales may reduce the Fund’s returns or increase volatility.

Small Company Stock Risk. Small cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and

WASATCH LONG/SHORT FUND — Summary

financial resources than larger issuers, the stocks of small cap companies may therefore be more volatile and the ability to sell these stocks at a desirable time or price may be more limited.

Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be illiquid, privately traded, and more volatile and speculative than the securities of larger companies.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Non-Diversification Risk. The Fund can invest a larger portion of its assets in the stocks of a limited number of companies than a diversified fund, which means it may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.

Value Investing Risk. A value investing strategy attempts to identify strong companies with stocks which are selling at a discount from their perceived true worth. It is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Interest Rate Risk. Interest rate risk is the risk that a debt security’s value will decline due to changes in market interest rates. Even though some interest-bearing securities offer a stable stream of income, their prices will fluctuate with changes in interest rates.

Credit Risk. Credit risk is the risk that the issuer of a debt security will fail to repay principal and interest on the security when due. Credit risk is affected by the issuer’s credit status, and is generally higher for non-investment grade securities.

Non-Investment Grade Securities Risk. Non-investment grade securities (also known as “high yield” or “junk bonds”), those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S&P/Moody’s), tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments than investment grade securities. In addition, compared to investments in investment grade securities, investments in non-investment grade securities are subject to greater risk of loss due to default or decline in credit quality. There is a greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and more susceptible to negative market sentiment, leading to depressed prices and decreased liquidity.

Sector Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Consumer Discretionary Sector Risk. Industries in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Energy Sector Risk. The value of energy companies is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services, and tax policy and other government regulation.

Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Industrials Sector Risk. Industries in the industrials sector, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.

Information Technology Sector Risk. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Portfolio Turnover Rate. The Fund’s portfolio turnover rate is expected to exceed 200%. This type of Fund has a high portfolio turnover that necessarily results in greater transaction costs and causes more short-term capital gains (or losses) to be realized. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.

JANUARY 31, 2014

HISTORICAL PERFORMANCE

The Fund commenced operations on December 15, 2008, upon the reorganization of the 1st Source Monogram Long/Short Fund, the Fund’s predecessor fund (the “Predecessor Fund”), into the Fund. With the reorganization, the Fund assumed the financial and performance history of the Predecessor Fund. The following tables provide an indication of the historical risk of an investment in the Fund (and Predecessor Fund for periods prior to December 15, 2008). The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance for the years shown in the bar chart. The average annual total returns table allows you to compare the Fund’s (and Predecessor Fund’s for periods prior to December 15, 2008) performance over the time periods indicated to the primary benchmark (the S&P 500 Index), which reflects the effects of general stock market risk, and to a secondary benchmark (the Citigroup U.S. Domestic 3-Month U.S. Treasury Bills Index), which reflects short-term interest rates and is usually free from the risk of principal fluctuation. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. In addition, the Predecessor Fund was advised by a different investment advisor and subject to different expenses, which may have produced different investment results. The portfolio managers of the Fund, however, were also the portfolio managers of the Predecessor Fund. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.

WASATCH LONG/SHORT FUND — INVESTOR CLASS

Year by Year Total Returns

Best and Worst Quarterly Returns

Best — 6/30/09	16.00%
Worst — 12/31/08	-15.94%

Average Annual Total Returns — (as of 12/31/13)	1 Year	5 Years	10 Years
Wasatch Long/Short Fund — Investor Class
Return before taxes	18.97%	13.36%	6.82%
Return after taxes on distributions	18.36%	13.24%	6.03%
Return after taxes on distributions and sale of Fund shares	11.22%	10.73%	5.15%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	32.39%	17.94%	7.41%
Citigroup U.S. Domestic 3-Month U.S. Treasury Bills Index (reflects no deductions for fees, expenses or taxes)	0.05%	0.10%	1.59%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

WASATCH LONG/SHORT FUND — Summary	JANUARY 31, 2014

PORTFOLIO MANAGEMENT

Investment Advisor

Wasatch Advisors, Inc.

Portfolio Managers

Michael Shinnick Lead Portfolio Manager Since 2008	Ralph Shive, CFA Portfolio Manager Since 2008

PURCHASE AND SALE OF FUND SHARES

INVESTMENT MINIMUMS	INVESTOR CLASS
New Accounts	$2,000
New Accounts with an Automatic Investment Plan	$1,000
Individual Retirement Accounts (IRAs)	$2,000
Coverdell Education Savings Accounts	$1,000

SUBSEQUENT PURCHASES	INVESTOR CLASS
Regular Accounts and IRAs	$100
Automatic Investment Plan	$50 per month and/or $100 per quarter

•	You may purchase, redeem or exchange Fund shares on any day the New York Stock Exchange is open for business.
•

You may sell shares online at www.WasatchFunds.com, via email at shareholderservice@wasatchfunds.com or by calling 800.551.1700 if you did not decline the telephone redemption privilege when establishing your account.

•

You may write to: Wasatch Funds, P.O. Box 2172, Milwaukee, WI 53201-2172 or via overnight delivery to: Wasatch Funds, 803 West Michigan Street, Suite A, Milwaukee, WI 53233-2301. The letter should include your name, Fund Name, Class of shares (i.e., Investor Class), account number, dollar amount of shares to be bought or sold, your daytime telephone number, signature(s) of account owners (sign exactly as the account is registered) and Medallion signature guarantee (if required). For IRA accounts, please obtain an IRA Distribution Form from www.WasatchFunds.com or by calling a shareholder services representative.

•	You may buy or sell shares of the Fund through banks or investment professionals, including brokers, and they may charge you a transaction fee for this service.

TAX INFORMATION

The Fund intends to make distributions. You will generally have to pay federal income taxes, and any applicable state or local taxes, on the distributions you receive from the Fund as ordinary income or capital gains unless you are investing through a tax exempt account such as a qualified retirement plan. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or its affiliates may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary or your individual financial advisor to recommend the Fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

WASATCH MICRO CAP FUND — Summary	JANUARY 31, 2014

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital. Income is an objective only when consistent with long-term growth of capital. Currently, we do not expect the Fund’s investments to generate substantial income.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	None
Maximum Account Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares
Management Fee[1]	1.75%
Distribution/Service (12b-1) Fee	None
Other Expenses	0.18%

Total Annual Fund Operating Expenses[2]	1.93%

[1]	Effective January 31, 2014, the management fee was reduced from 1.95% to 1.75%. The management fee and total annual operating expenses have been restated to reflect the current management fee.

[2]

The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.95% of average daily net assets until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Board of Trustees is the only party that can terminate the contractual limitation prior to the contract’s expiration. The Advisor can rescind the contractual limitation on expenses at any time after its expiration date.

EXAMPLE

This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Micro Cap Fund — Investor Class	$196	$606	$1,042	$2,254

WASATCH MICRO CAP FUND — Summary

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund invests primarily in growing micro cap companies.

Under normal market conditions, we will invest at least 80% of the Fund’s net assets in the equity securities of micro cap companies with market capitalizations of less than $1 billion at the time of purchase. Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (which include any instrument tied to a specific security or basket of securities, such as equity-linked derivatives and notes, certain options on common stock, and exchange traded funds).

The Fund may invest up to 30% of its total assets at the time of purchase in securities issued by foreign companies in developed or emerging markets. Securities issued by companies incorporated outside the United States whose securities are publicly traded in the United States are not defined as foreign companies and are not subject to this limitation.

We focus on companies that we consider to be high quality, and we use a process of “bottom up” fundamental analysis to look for individual companies that we believe have superior growth potential. Our analysis may include studying a company’s financial statements, building proprietary financial models, visiting company facilities, and meeting with executive management, suppliers and customers.

The Fund seeks to purchase stocks at prices we believe are reasonable relative to our projection of a company’s long term earnings growth rate. The secondary objective of income is achieved when fast growing portfolio companies pay dividends, generated by cash flow, typically after achieving growth targets.

The Fund may invest a large percentage of its assets in a few sectors, including information technology, health care, industrials, financials and consumer discretionary.

The Fund may invest in initial public offerings (IPOs).

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.

Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Micro Cap Company Stock Risk. Micro cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro cap companies may therefore be more volatile and the ability, to sell these stocks at a desirable time or price may be more limited.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Sector Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Consumer Discretionary Sector Risk. Industries in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

JANUARY 31, 2014

Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Health Care Sector Risk. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.

Industrials Sector Risk. Industries in the industrials sector, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.

Information Technology Sector Risk. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

WASATCH MICRO CAP FUND — Summary

HISTORICAL PERFORMANCE

The following tables provide information on how the Investor Class of the Fund has performed over time. The past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the years shown in the bar chart. The average annual total return table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.

WASATCH MICRO CAP FUND — INVESTOR CLASS

Year by Year Total Returns

Best and Worst Quarterly Returns

Best — 6/30/09	27.00%
Worst — 12/31/08	-31.16%

Average Annual Total Returns — (as of 12/31/13)	1 Year	5 Years	10 Years
Wasatch Micro Cap Fund — Investor Class
Return before taxes	44.70%	23.20%	7.98%
Return after taxes on distributions	44.70%	23.20%	6.90%
Return after taxes on distributions and sale of Fund shares	25.30%	19.14%	6.48%
Russell Microcap® Index (reflects no deductions for fees, expenses or taxes)	45.62%	21.05%	6.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

JANUARY 31, 2014

PORTFOLIO MANAGEMENT

Investment Advisor

Wasatch Advisors, Inc.

Portfolio Manager

Dan Chace, CFA

Lead Portfolio Manager

Since 2004

PURCHASE AND SALE OF FUND SHARES

INVESTMENT MINIMUMS	INVESTOR CLASS
New Accounts	$2,000
New Accounts with an Automatic Investment Plan	$1,000
Individual Retirement Accounts (IRAs)	$2,000
Coverdell Education Savings Accounts	$1,000

SUBSEQUENT PURCHASES	INVESTOR CLASS
Regular Accounts and IRAs	$100
Automatic Investment Plan	$50 per month and/or $100 per quarter

•	You may purchase, redeem or exchange Fund shares on any day the New York Stock Exchange is open for business.
•

You may sell shares online at www.WasatchFunds.com, via email at shareholderservice@wasatchfunds.com or by calling 800.551.1700 if you did not decline the telephone redemption privilege when establishing your account.

•

You may write to: Wasatch Funds, P.O. Box 2172, Milwaukee, WI 53201-2172 or via overnight delivery to: Wasatch Funds, 803 West Michigan Street, Suite A, Milwaukee, WI 53233-2301. The letter should include your name, Fund Name, Class of shares (i.e., Investor Class), account number, dollar amount of shares to be bought or sold, your daytime telephone number, signature(s) of account owners (sign exactly as the account is registered) and Medallion signature guarantee (if required). For IRA accounts, please obtain an IRA Distribution Form from www.WasatchFunds.com or by calling a shareholder services representative.

•	You may buy or sell shares of the Fund through banks or investment professionals, including brokers, and they may charge you a transaction fee for this service.

TAX INFORMATION

The Fund intends to make distributions. You will generally have to pay federal income taxes, and any applicable state or local taxes, on the distributions you receive from the Fund as ordinary income or capital gains unless you are investing through a tax exempt account such as a qualified retirement plan. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or its affiliates may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary or your individual financial advisor to recommend the Fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

WASATCH MICRO CAP VALUE FUND — Summary

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	None
Maximum Account Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares
Management Fee[1]	1.75%
Distribution/Service (12b-1) Fee	None
Other Expenses	0.30%

Total Annual Fund Operating Expenses[2]	2.05%
Expense Reimbursement	(0.10)%

Total Annual Fund Operating Expenses After Expense Reimbursement	1.95%

[1]	Effective January 31, 2014, the management fee was reduced from 1.95% to 1.75%. The management fee and total annual operating expenses have been restated to reflect the current management fee.

[2]

The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.95% of average daily net assets until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Board of Trustees is the only party that can terminate the contractual limitation prior to the contract’s expiration. The Advisor can rescind the contractual limitation on expenses at any time after its expiration date.

EXAMPLE

This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Micro Cap Value Fund — Investor Class	$198	$633	$1,094	$2,372

JANUARY 31, 2014

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund invests primarily in micro cap companies.

Under normal market conditions, we will invest at least 80% of the Fund’s net assets in the equity securities of micro cap companies with market capitalizations of less than $1 billion at the time of purchase. Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (which include any instrument tied to a specific security or basket of securities, such as equity-linked derivatives and notes, certain options on common stock, and exchange traded funds).

The Fund may invest up to 30% of its total assets at the time of purchase in securities issued by foreign companies in developed or emerging markets. Securities issued by companies incorporated outside the United States whose securities are publicly traded in the United States are not defined as foreign companies and are not subject to this limitation.

The Fund may invest in initial public offerings (IPOs).

While the Fund primarily invests in value companies, it may also invest in growth companies if the Advisor believes that current valuation is at a sufficient discount to the projected long term earnings growth rate.

We use a “bottom up” process of fundamental analysis to look for individual companies that we believe are temporarily undervalued but have significant potential for stock price appreciation. Our analysis may include studying a company’s financial statements, visiting company facilities, and meeting with executive management, suppliers and customers.

We typically look for companies that we believe fall into one of these three categories at the time of purchase:

•	Undiscovered Gems — Companies with good growth potential which have yet to be broadly discovered by Wall Street analysts, thus leaving them attractively undervalued relative to their expected growth.
•	Fallen Angels — High quality growth companies that have experienced a temporary setback and therefore have appealing valuations relative to their long term growth potential.
•	Value Momentum — Valuation is inexpensive relative to history, but catalyst for future growth has been identified.

The Fund may invest a large percentage of its assets in a few sectors, including financials, information technology, consumer discretionary, consumer staples, industrials and health care.

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.

Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Micro Cap Company Stock Risk. Micro cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro cap companies may therefore be more volatile and the ability, sell them at a desirable time or price may be more limited.

Value Investing Risk. A value investing strategy attempts to identify strong companies with stocks selling at a discount from their perceived true worth. It is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

WASATCH MICRO CAP VALUE FUND — Summary

Sector Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes in commodity prices.

Consumer Discretionary Sector Risk. Industries in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Health Care Sector Risk. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.

Industrials Sector Risk. Industries in the industrials sector, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.

Information Technology Sector Risk. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

JANUARY 31, 2014

HISTORICAL PERFORMANCE

The following tables provide information on how the Investor Class of the Fund has performed over time. The past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the years shown in the bar chart. The average annual total return table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.

WASATCH MICRO CAP VALUE FUND — INVESTOR CLASS

Year by Year Total Returns

Best and Worst Quarterly Returns

Best — 6/30/09	40.00%
Worst — 12/31/08	-26.67%

Average Annual Total Returns — (as of 12/31/13)	1 Year	5 Years	10 Years
Wasatch Micro Cap Value Fund — Investor Class
Return before taxes	43.23%	26.24%	11.93%
Return after taxes on distributions	37.76%	24.86%	9.95%
Return after taxes on distributions and sale of Fund shares	28.39%	21.78%	9.39%
Russell Microcap® Index (reflects no deductions for fees, expenses or taxes)	45.62%	21.05%	6.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

WASATCH MICRO CAP VALUE FUND — Summary	JANUARY 31, 2014

PORTFOLIO MANAGEMENT

Investment Advisor

Wasatch Advisors, Inc.

Portfolio Manager

Brian Bythrow, CFA

Lead Portfolio Manager

Since 2003

PURCHASE AND SALE OF FUND SHARES

INVESTMENT MINIMUMS	INVESTOR CLASS
New Accounts	$2,000
New Accounts with an Automatic Investment Plan	$1,000
Individual Retirement Accounts (IRAs)	$2,000
Coverdell Education Savings Accounts	$1,000

SUBSEQUENT PURCHASES	INVESTOR CLASS
Regular Accounts and IRAs	$100
Automatic Investment Plan	$50 per month and/or $100 per quarter

•	You may purchase, redeem or exchange Fund shares on any day the New York Stock Exchange is open for business.
•

You may sell shares online at www.WasatchFunds.com, via email at shareholderservice@wasatchfunds.com or by calling 800.551.1700 if you did not decline the telephone redemption privilege when establishing your account.

•

You may write to: Wasatch Funds, P.O. Box 2172, Milwaukee, WI 53201-2172 or via overnight delivery to: Wasatch Funds, 803 West Michigan Street, Suite A, Milwaukee, WI 53233-2301. The letter should include your name, Fund Name, Class of shares (i.e., Investor Class), account number, dollar amount of shares to be bought or sold, your daytime telephone number, signature(s) of account owners (sign exactly as the account is registered) and Medallion signature guarantee (if required). For IRA accounts, please obtain an IRA Distribution Form from www.WasatchFunds.com or by calling a shareholder services representative.

•	You may buy or sell shares of the Fund through banks or investment professionals, including brokers, and they may charge you a transaction fee for this service.

TAX INFORMATION

The Fund intends to make distributions. You will generally have to pay federal income taxes, and any applicable state or local taxes, on the distributions you receive from the Fund as ordinary income or capital gains unless you are investing through a tax exempt account such as a qualified retirement plan. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or its affiliates may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary or your individual financial advisor to recommend the Fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

WASATCH SMALL CAP GROWTH FUND — Summary	JANUARY 31, 2014

INVESTMENT OBJECTIVE

The Fund’s primary investment objective is long-term growth of capital. Income is a secondary objective, but only when consistent with long-term growth of capital. Currently, we do not expect the Fund’s investments to generate substantial income.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	None
Maximum Account Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares
Management Fee	1.00%
Distribution/Service (12b-1) Fee	None
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses[1,2]	1.24%

[1]

The Total Annual Fund Operating Expenses may not equal the expense ratio stated in the Fund’s most recent Annual Report and Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[2]

The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.50% of average daily net assets until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). Acquired Fund Fees and Expenses are not included in the expense limitation. The Board of Trustees is the only party that can terminate the contractual limitation prior to the contract’s expiration. The Advisor can rescind the contractual limitation on expenses at any time after its expiration date.

EXAMPLE

This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Growth Fund — Investor Class	$126	$393	$680	$1,500

WASATCH SMALL CAP GROWTH FUND — Summary

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund invests primarily in small growth companies.

Under normal market conditions, we will invest at least 80% of the Fund’s net assets in the equity securities of small-capitalization companies. Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (which include any instrument tied to a specific security or basket of securities, such as equity-linked derivatives and notes, certain options on common stock, and exchange traded funds). The Fund considers a company to be a small-capitalization company if its market capitalization, at the time of purchase, is less than the larger of $3 billion or the market capitalization of the largest company in the Russell 2000 Index as of its most recent reconstitution date.

The Fund may invest up to 20% of its total assets at the time of purchase in securities issued by foreign companies in developed or emerging markets. Securities issued by companies incorporated outside the United States whose securities are publicly traded in the United States are not defined as foreign companies and are not subject to this limitation.

Within the Fund’s portfolio, we seek to create a blend of “core” companies that we believe have the potential to grow steadily over long periods of time at faster rates than average large companies, and “high growth” companies that we believe have the potential to grow faster and more aggressively than core companies. The secondary objective of income is achieved when fast growing portfolio companies pay dividends, generated by cash flow, typically after achieving growth targets.

We use a “bottom up” process of fundamental analysis to look for individual companies that we believe have superior growth prospects. Our analysis may include studying a company’s financial statements, building proprietary financial models, visiting company facilities, and meeting with executive management, suppliers and customers.

The Fund may invest a large percentage of its assets in a few sectors, including information technology, industrials, consumer discretionary, health care and energy.

The Fund may invest in initial public offerings (IPOs).

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.

Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Small Company Stock Risk. Small cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products and services, fewer product lines, and limited managerial and financial resources. The stocks of small cap companies may therefore be more volatile and the ability to sell these stocks at a desirable time or price may be more limited.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Sector Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

JANUARY 31, 2014

Consumer Discretionary Sector Risk. Industries in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Energy Sector Risk. The value of energy companies is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services, and tax policy and other government regulation.

Health Care Sector Risk. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.

Industrials Sector Risk. Industries in the industrials sector, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.

Information Technology Sector Risk. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

WASATCH SMALL CAP GROWTH FUND — Summary

HISTORICAL PERFORMANCE

The following tables provide information on how the Investor Class of the Fund has performed over time. The past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the years shown in the bar chart. The average annual total return table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index and an additional index composed of securities similar to those held by the Fund. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.

WASATCH SMALL CAP GROWTH FUND — INVESTOR CLASS

Year by Year Total Returns

Best and Worst Quarterly Returns

Best — 6/30/09	25.04%
Worst — 12/31/08	-22.04%

Average Annual Total Returns — (as of 12/31/13)	1 Year	5 Years	10 Years
Wasatch Small Cap Growth Fund — Investor Class
Return before taxes	31.17%	24.07%	9.15%
Return after taxes on distributions	30.20%	23.48%	8.35%
Return after taxes on distributions and sale of Fund shares	18.44%	19.99%	7.54%
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)	43.30%	22.58%	9.41%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	38.82%	20.08%	9.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

JANUARY 31, 2014

PORTFOLIO MANAGEMENT

Investment Advisor

Wasatch Advisors, Inc.

Portfolio Managers

Jeff Cardon, CFA Lead Portfolio Manager Since 1986	JB Taylor Portfolio Manager Since 2013

PURCHASE AND SALE OF FUND SHARES

INVESTMENT MINIMUMS	INVESTOR CLASS
New Accounts	$2,000
New Accounts with an Automatic Investment Plan	$1,000
Individual Retirement Accounts (IRAs)	$2,000
Coverdell Education Savings Accounts	$1,000

SUBSEQUENT PURCHASES	INVESTOR CLASS
Regular Accounts and IRAs	$100
Automatic Investment Plan	$50 per month and/or $100 per quarter

•	You may purchase, redeem or exchange Fund shares on any day the New York Stock Exchange is open for business.
•

You may sell shares online at www.WasatchFunds.com, via email at shareholderservice@wasatchfunds.com or by calling 800.551.1700 if you did not decline the telephone redemption privilege when establishing your account.

•

You may write to: Wasatch Funds, P.O. Box 2172, Milwaukee, WI 53201-2172 or via overnight delivery to: Wasatch Funds, 803 West Michigan Street, Suite A, Milwaukee, WI 53233-2301. The letter should include your name, Fund Name, Class of shares (i.e., Investor Class), account number, dollar amount of shares to be bought or sold, your daytime telephone number, signature(s) of account owners (sign exactly as the account is registered) and Medallion signature guarantee (if required). For IRA accounts, please obtain an IRA Distribution Form from www.WasatchFunds.com or by calling a shareholder services representative.

•	You may buy or sell shares of the Fund through banks or investment professionals, including brokers, and they may charge you a transaction fee for this service.

TAX INFORMATION

The Fund intends to make distributions. You will generally have to pay federal income taxes, and any applicable state or local taxes, on the distributions you receive from the Fund as ordinary income or capital gains unless you are investing through a tax exempt account such as a qualified retirement plan. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or its affiliates may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary or your individual financial advisor to recommend the Fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

WASATCH SMALL CAP VALUE FUND — Summary

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital. Income is a secondary objective, but only when consistent with long-term growth of capital. Currently, we do not expect the Fund’s investments to generate substantial income.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	None
Maximum Account Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares
Management Fee	1.00%
Distribution/Service (12b-1) Fee	None
Other Expenses	0.27%

Total Annual Fund Operating Expenses[1]	1.27%

[1]

The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.50% of average daily net assets until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Board of Trustees is the only party that can terminate the contractual limitation prior to the contract’s expiration. The Advisor can rescind the contractual limitation on expenses at any time after its expiration date.

EXAMPLE

This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Value Fund — Investor Class	$129	$402	$696	$1,532

JANUARY 31, 2014

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund invests primarily in small companies.

Under normal market conditions, we will invest at least 80% of the Fund’s net assets in the equity securities of small-capitalization companies. Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (which include any instrument tied to a specific security or basket of securities, such as equity-linked derivatives and notes, certain options on common stock, and exchange traded funds). The Fund considers a company to be a small-capitalization company if its market capitalization, at the time of purchase, is less than the larger of $3 billion or the market capitalization of the largest company in the Russell 2000 Index as of its most recent reconstitution date.

The Fund may invest up to 20% of its total assets at the time of purchase in securities issued by foreign companies in developed or emerging markets. Securities issued by companies incorporated outside the United States whose securities are publicly traded in the United States are not defined as foreign companies and are not subject to this limitation.

The Fund may also invest in growth companies if the Advisor believes that current valuation is at a sufficient discount to the projected long-term earnings growth rate. The secondary objective of income is achieved when fast growing portfolio companies pay dividends, generated by cash flow, typically after achieving growth targets.

We use a “bottom-up” process of fundamental analysis to look for individual companies that we believe are temporarily undervalued but have significant potential for stock price appreciation. Our analysis may include studying a company’s financial statements, visiting company facilities, and meeting with executive management, suppliers and customers.

We typically look for companies that we believe fall into one of these three categories at the time of purchase:

•	Undiscovered Gems — Companies with good growth potential which have yet to be broadly discovered by Wall Street analysts, thus leaving them attractively undervalued relative to their expected growth.
•	Fallen Angels — High quality growth companies that have experienced a temporary setback and therefore have appealing valuations relative to their long term growth potential.
•	Quality Value — Quality companies with earnings potential that is not fully reflected in their stock prices.

The Fund may invest a large percentage of its assets in a few sectors, including industrials, information technology, financials, consumer discretionary, health care and energy.

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.

Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Small Company Stock Risk. Small cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products and services, fewer product lines, and more limited managerial and financial resources. The stocks of small companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

Value Investing Risk. A value investing strategy attempts to identify strong companies with stocks selling at a discount from their perceived true worth. It is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

WASATCH SMALL CAP VALUE FUND — Summary

Sector Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Consumer Discretionary Sector Risk. Industries in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Energy Sector Risk. The value of energy companies is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services, and tax policy and other government regulation.

Health Care Sector Risk. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.

Industrials Sector Risk. Industries in the industrials sector, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.

Information Technology Sector Risk. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

JANUARY 31, 2014

HISTORICAL PERFORMANCE

The following tables provide information on how the Investor Class of the Fund has performed over time. The past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the years shown in the bar chart. The average annual total return table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index and an additional index composed of securities similar to those held by the Fund. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.

WASATCH SMALL CAP VALUE FUND — INVESTOR CLASS

Year by Year Total Returns

Best and Worst Quarterly Returns

Best — 6/30/09	33.91%
Worst — 12/31/08	-34.04%

Average Annual Total Returns — (as of 12/31/13)	1 Year	5 Years	10 Years
Wasatch Small Cap Value Fund — Investor Class
Return before taxes	37.81%	24.39%	8.24%
Return after taxes on distributions	37.81%	24.39%	6.82%
Return after taxes on distributions and sale of Fund shares	21.40%	20.19%	6.48%
Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)	34.52%	17.64%	8.61%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	38.82%	20.08%	9.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

WASATCH SMALL CAP VALUE FUND — Summary	JANUARY 31, 2014

PORTFOLIO MANAGEMENT

Investment Advisor

Wasatch Advisors, Inc.

Portfolio Manager

Jim Larkins

Lead Portfolio Manager

Since 1999

PURCHASE AND SALE OF FUND SHARES

INVESTMENT MINIMUMS	INVESTOR CLASS
New Accounts	$2,000
New Accounts with an Automatic Investment Plan	$1,000
Individual Retirement Accounts (IRAs)	$2,000
Coverdell Education Savings Accounts	$1,000

SUBSEQUENT PURCHASES	INVESTOR CLASS
Regular Accounts and IRAs	$100
Automatic Investment Plan	$50 per month and/or $100 per quarter

•	You may purchase, redeem or exchange Fund shares on any day the New York Stock Exchange is open for business.
•

You may sell shares online at www.WasatchFunds.com, via email at shareholderservice@wasatchfunds.com or by calling 800.551.1700 if you did not decline the telephone redemption privilege when establishing your account.

•

You may write to: Wasatch Funds, P.O. Box 2172, Milwaukee, WI 53201-2172 or via overnight delivery to: Wasatch Funds, 803 West Michigan Street, Suite A, Milwaukee, WI 53233-2301. The letter should include your name, Fund Name, Class of shares (i.e., Investor Class), account number, dollar amount of shares to be bought or sold, your daytime telephone number, signature(s) of account owners (sign exactly as the account is registered) and Medallion signature guarantee (if required). For IRA accounts, please obtain an IRA Distribution Form from www.WasatchFunds.com or by calling a shareholder services representative.

•	You may buy or sell shares of the Fund through banks or investment professionals, including brokers, and they may charge you a transaction fee for this service.

TAX INFORMATION

The Fund intends to make distributions. You will generally have to pay federal income taxes, and any applicable state or local taxes, on the distributions you receive from the Fund as ordinary income or capital gains unless you are investing through a tax exempt account such as a qualified retirement plan. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or its affiliates may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary or your individual financial advisor to recommend the Fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

WASATCH STRATEGIC INCOME FUND — Summary	JANUARY 31, 2014

INVESTMENT OBJECTIVE

The Fund’s primary investment objective is to capture current income. A secondary objective is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	None
Maximum Account Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares
Management Fee	0.70%
Distribution/Service (12b-1) Fee	None
Other Expenses	0.36%
Acquired Fund Fees and Expenses	0.04%

Total Annual Fund Operating Expenses[1,2]	1.10%
Expense Reimbursement	(0.11)%

Total Annual Fund Operating Expenses After Expense Reimbursement	0.99%

[1]

The Total Annual Fund Operating Expenses may not equal the expense ratio stated in the Fund’s most recent Annual Report and Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[2]

The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 0.95% of average daily net assets until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, and extraordinary expenses). Acquired Fund Fees and Expenses are not included in the expense limitation. The Board of Trustees is the only party that can terminate the contractual limitation prior to the contract’s expiration. The Advisor can rescind the contractual limitation on expenses at any time after its expiration date.

EXAMPLE

This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Strategic Income Fund — Investor Class	$101	$339	$596	$1,330

WASATCH STRATEGIC INCOME FUND — Summary

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund invests primarily in income-producing securities.

Under normal market conditions, we will invest the Fund’s assets in income-producing domestic and foreign securities, including equity securities and fixed income securities of companies of all market capitalizations. Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (which include any instrument tied to a specific security or basket of securities, such as equity-linked derivatives and notes, certain options on common stock, and exchange traded funds). The Fund is not managed as a balanced portfolio. At times, one type of security may make up a substantial portion of the Fund, while other types may have minimal or no representation.

The Fund may invest its assets in securities issued by foreign companies in developed countries without limit. To a lesser extent, the Fund may invest in foreign companies in emerging markets. Securities issued by companies incorporated outside the United States whose securities are publicly traded in the United States are not defined as foreign companies.

In our search for investments, we maintain the flexibility to invest in companies from a variety of industries. The Fund, however, does have a concentration in the financials sector — meaning that at least 25% of the Fund’s total assets will be invested in securities of issuers in the group of industries in the financials sector. For both domestic and foreign securities, we define the group of industries comprising the financials sector to include, among others, Banks (Commercial Banks, Thrifts and Mortgage Finance), Diversified Financial Companies (Diversified Financial Services, Consumer Finance, Capital Markets), Finance Companies, Financial Data Processing Services and Systems, Finance Companies (Small Loan), Financial Information Services, Insurance Companies (Life, Multi-Line, Property-Casualty), Investment Management Companies, Real Estate Companies (Real Estate Investment Trusts [REITs], Real Estate Management and Development Companies), Rental and Leasing Services (Commercial), Savings and Loans, and Securities Brokerage and Services.

The Fund may invest a large percentage of its assets in a few sectors, including financials, information technology, consumer staples, energy and industrials.

The Fund may invest in exchange-traded funds (ETFs).

The Fund may make short sales of securities, and may also use derivatives such as put and call options and futures contracts for hedging and non-hedging purposes. The Fund may write put and call options subject to applicable law and SEC guidelines.

In the selection of equity securities, we use “bottom up” fundamental analysis to identify individual companies with attractive, sustainable dividend yields or the potential for dividend growth. In certain situations, the Fund may acquire non-income producing securities if we believe the company has the potential to pay dividends in the future. Our analysis may include studying a company’s financial statements, building proprietary financial models, visiting company facilities, and meeting with executive management, suppliers and customers.

Characteristics we consider when investing in equity securities generally include:

•	Attractive, sustainable dividend yields or the potential for dividend growth.
•	Experienced top management.
•	Sustainable competitive advantage.
•	Stable demand for products and services.
•	Ability to capitalize on favorable long-term trends.

The Fund’s investments in fixed income securities may include domestic and foreign corporate bonds with a variety of maturities (e.g., long-term, intermediate or short-term) and credit qualities (e.g., investment grade or non-investment grade). At certain times the Fund may emphasize one particular maturity or credit quality. The Fund may invest in non-investment grade securities without limitation. The Fund may also invest in U.S. Treasury securities and the debt obligations of foreign governments.

Characteristics we consider when investing in fixed income securities generally include:

•	Rates of current income.
•	Credit quality of the issuer.
•	Maturity, duration and other characteristics of the obligation.

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.

JANUARY 31, 2014

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.

Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Smaller Company Stock Risk. Small and mid cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources, than larger issuers. The stocks of small and mid cap companies may therefore be more volatile and the ability to sell those stocks at a desirable time or price may be more limited.

Sector Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it will have increased exposure to the price movements of those sectors.

Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes in commodity prices.

Energy Sector Risk. The value of energy companies is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services, and tax policy and other government regulation.

Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Industrials Sector Risk. Industries in the industrials sector, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.

Information Technology Sector Risk. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Derivatives Risk. The Fund may suffer a loss from its use of put and call options and futures contracts, which are forms of derivatives. Derivatives can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument, with the potential for unlimited losses on certain instruments. Derivatives may be difficult to value, may become illiquid, and may affect the timing and character of taxes payable by shareholders.

Short Sales Risk. The Fund can make short sales of securities, which means it may experience a loss if the market price of the security increases between the date of the short sale and the date the security is replaced. Short sales may reduce a Fund’s returns or increase volatility.

Investment Companies Risk. The Fund may invest in the shares of other investment companies, including foreign and domestic registered and unregistered open-end funds, closed-end funds, and unit investment trusts and exchange-traded funds noted below. Investing in another investment company subjects the Fund to the same risks associated with investing in the securities held by the applicable investment company and the investment strategies employed by such funds (such as the use of leverage). In addition, the benefit of investing in another investment company is largely dependent on the skill of the investment advisor of the underlying company and whether the associated fees and costs involved with investing in such company are offset by the potential gains. As a shareholder in an investment company, a fund will bear its ratable share of that investment company’s expenses including advisory and administrative fees. Shareholders would therefore be subject to duplicative expenses to the extent that the Fund invests in other investment companies.

Exchange-Traded Funds (ETFs) Risk. ETFs are investment companies that are bought and sold on a securities exchange. Shares of ETFs are redeemable only in larger aggregations of a specified number of shares and generally on an in-kind basis. When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. In addition, the Fund will incur brokerage costs when purchasing and selling shares of ETFs. The risk of owning an ETF generally reflects the risks of the underlying securities held by the ETF and investment strategies employed by such ETF (such as the use of leverage). The market price may also fluctuate due to the supply and demand of the ETF’s shares on the exchange upon which its shares are traded. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

WASATCH STRATEGIC INCOME FUND — Summary

REIT Risk. Investments in real estate investment trusts (REITs) subject the Fund to risks associated with the direct ownership of real estate. The value of REIT securities can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements and the management skill and creditworthiness of the issuer. In addition, the value of a REIT can depend on the structure and cash flow generated by the REIT and REITs may not have diversified holdings. Because REITs are pooled investment vehicles that have expenses of their own, the Fund will indirectly bear its proportionate share of those expenses.

Credit Risk. Credit risk is the risk that the issuer of a debt security will fail to repay principal and interest on the security when due. Credit risk is affected by the issuer’s credit status, and is generally higher for non-investment grade securities.

Interest Rate Risk. Interest rate risk is the risk that a debt security’s value will decline due to changes in market interest rates. Even though some interest-bearing securities offer a stable stream of income, their prices will fluctuate with changes in interest rates.

Non-Investment Grade Securities Risk. Non-investment grade securities (also known as “high yield” or “junk bonds”), those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S&P/Moody’s) tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments than investment grade securities. In addition, compared to investments in investment grade securities, investments in non-investment grade securities are subject to greater risk of loss due to default or decline in credit quality. There is a greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and more susceptible to negative market sentiment, leading to depressed prices and decreased liquidity.

JANUARY 31, 2014

HISTORICAL PERFORMANCE

The following tables provide information on how the Investor Class of the Fund has performed over time. The past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the years shown in the bar chart. The average annual total return table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index and an additional index composed of securities similar to those held by the Fund. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.

WASATCH STRATEGIC INCOME FUND — INVESTOR CLASS

Year by Year Total Returns

Best and Worst Quarterly Returns

Best — 6/30/09	21.21%
Worst — 12/31/08	-28.22%

Average Annual Total Returns — (as of 12/31/13)	1 Year	5 Years	Since Inception (2/1/06)
Wasatch Strategic Income Fund — Investor Class
Return before taxes	33.25%	21.15%	7.78%
Return after taxes on distributions	31.47%	19.96%	5.99%
Return after taxes on distributions and sale of Fund shares	19.47%	16.88%	5.42%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	32.39%	17.94%	7.02%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	-2.02%	4.44%	4.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

WASATCH STRATEGIC INCOME FUND — Summary	JANUARY 31, 2014

PORTFOLIO MANAGEMENT

Investment Advisor

Wasatch Advisors, Inc.

Portfolio Manager

Samuel S. Stewart, Jr., PhD, CFA

Lead Portfolio Manager

Since 2006

PURCHASE AND SALE OF FUND SHARES

INVESTMENT MINIMUMS	INVESTOR CLASS
New Accounts	$2,000
New Accounts with an Automatic Investment Plan	$1,000
Individual Retirement Accounts (IRAs)	$2,000
Coverdell Education Savings Accounts	$1,000

SUBSEQUENT PURCHASES	INVESTOR CLASS
Regular Accounts and IRAs	$100
Automatic Investment Plan	$50 per month and/or $100 per quarter

•	You may purchase, redeem or exchange Fund shares on any day the New York Stock Exchange is open for business.
•

You may sell shares online at www.WasatchFunds.com, via email at shareholderservice@wasatchfunds.com or by calling 800.551.1700 if you did not decline the telephone redemption privilege when establishing your account.

•

You may write to: Wasatch Funds, P.O. Box 2172, Milwaukee, WI 53201-2172 or via overnight delivery to: Wasatch Funds, 803 West Michigan Street, Suite A, Milwaukee, WI 53233-2301. The letter should include your name, Fund Name, Class of shares (i.e., Investor Class), account number, dollar amount of shares to be bought or sold, your daytime telephone number, signature(s) of account owners (sign exactly as the account is registered) and Medallion signature guarantee (if required). For IRA accounts, please obtain an IRA Distribution Form from www.WasatchFunds.com or by calling a shareholder services representative.

•	You may buy or sell shares of the Fund through banks or investment professionals, including brokers, and they may charge you a transaction fee for this service.

TAX INFORMATION

The Fund intends to make distributions. You will generally have to pay federal income taxes, and any applicable state or local taxes, on the distributions you receive from the Fund as ordinary income or capital gains unless you are investing through a tax exempt account such as a qualified retirement plan. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or its affiliates may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary or your individual financial advisor to recommend the Fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

WASATCH ULTRA GROWTH FUND — Summary	JANUARY 31, 2014

INVESTMENT OBJECTIVE

The Fund’s primary investment objective is long-term growth of capital. Income is a secondary objective, but only when consistent with long-term growth of capital. Currently, we do not expect the Fund’s investments to generate substantial income.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	None
Maximum Account Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares
Management Fee	1.00%
Distribution/Service (12b-1) Fee	None
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.12%

Total Annual Fund Operating Expenses[1,2]	1.41%

[1]

The Total Annual Fund Operating Expenses may not equal the expense ratio stated in the Fund’s most recent Annual Report and Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[2]

The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.50% of average daily net assets until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). Acquired Fund Fees and Expenses are not included in the expense limitation. The Board of Trustees is the only party that can terminate the contractual limitation prior to the contract’s expiration. The Advisor can rescind the contractual limitation on expenses at any time after its expiration date.

EXAMPLE

This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Ultra Growth Fund — Investor Class	$144	$447	$772	$1,691

WASATCH ULTRA GROWTH FUND — Summary

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund invests primarily in smaller high growth companies.

Under normal market conditions, we will invest the Fund’s assets in the equity securities of companies which we consider to be rapidly growing. Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (which include any instrument tied to a specific security or basket of securities, such as equity-linked derivatives and notes, certain options on common stock, and exchange traded funds). These companies are usually small to mid-size with market capitalizations of less than $5 billion at the time of purchase.

The Fund may invest up to 30% of its total assets at the time of purchase in securities issued by foreign companies in developed or emerging markets. Securities issued by companies incorporated outside the United States whose securities are publicly traded in the United States are not defined as foreign companies and are not subject to this limitation.

We use a process of “bottom up” fundamental analysis to look for individual companies that we believe have above average potential for rapid earnings growth and stock price appreciation. Our analysis may include studying a company’s financial statements, visiting company facilities, and meeting with executive management, suppliers and customers.

The Fund may invest a large percentage of its assets in a few sectors, including information technology, financials, health care, consumer discretionary and industrials.

The Fund may invest in initial public offerings (IPOs).

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.

Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Small Company Stock Risk. Small cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of small cap companies may therefore be more volatile and the ability, to sell these stocks at a desirable time or price may be more limited.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Sector Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Consumer Discretionary Sector Risk. Industries in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

JANUARY 31, 2014

Health Care Sector Risk. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.

Industrials Sector Risk. Industries in the industrials sector, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.

Information Technology Sector Risk. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

WASATCH ULTRA GROWTH FUND — Summary

HISTORICAL PERFORMANCE

The following tables provide information on how the Investor Class of the Fund has performed over time. The past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the years shown in the bar chart. The average annual total return table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.

WASATCH ULTRA GROWTH FUND — INVESTOR CLASS

Year by Year Total Returns

Best and Worst Quarterly Returns

Best — 6/30/09	28.60%
Worst — 12/31/08	-31.56%

Average Annual Total Returns — (as of 12/31/13)	1 Year	5 Years	10 Years
Wasatch Ultra Growth Fund — Investor Class
Return before taxes	35.67%	24.90%	5.58%
Return after taxes on distributions	33.68%	23.82%	4.40%
Return after taxes on distributions and sale of Fund shares	21.81%	20.79%	4.48%
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)	43.30%	22.58%	9.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

JANUARY 31, 2014

PORTFOLIO MANAGEMENT

Investment Advisor

Wasatch Advisors, Inc.

Portfolio Managers

John Malooly, CFA Lead Portfolio Manager Since 2012

PURCHASE AND SALE OF FUND SHARES

INVESTMENT MINIMUMS	INVESTOR CLASS
New Accounts	$2,000
New Accounts with an Automatic Investment Plan	$1,000
Individual Retirement Accounts (IRAs)	$2,000
Coverdell Education Savings Accounts	$1,000

SUBSEQUENT PURCHASES	INVESTOR CLASS
Regular Accounts and IRAs	$100
Automatic Investment Plan	$50 per month and/or $100 per quarter

•	You may purchase, redeem or exchange Fund shares on any day the New York Stock Exchange is open for business.
•

You may sell shares online at www.WasatchFunds.com, via email at shareholderservice@wasatchfunds.com or by calling 800.551.1700 if you did not decline the telephone redemption privilege when establishing your account.

•

You may write to: Wasatch Funds, P.O. Box 2172, Milwaukee, WI 53201-2172 or via overnight delivery to: Wasatch Funds, 803 West Michigan Street, Suite A, Milwaukee, WI 53233-2301. The letter should include your name, Fund Name, Class of shares (i.e., Investor Class), account number, dollar amount of shares to be bought or sold, your daytime telephone number, signature(s) of account owners (sign exactly as the account is registered) and Medallion signature guarantee (if required). For IRA accounts, please obtain an IRA Distribution Form from www.WasatchFunds.com or by calling a shareholder services representative.

•	You may buy or sell shares of the Fund through banks or investment professionals, including brokers, and they may charge you a transaction fee for this service.

TAX INFORMATION

The Fund intends to make distributions. You will generally have to pay federal income taxes, and any applicable state or local taxes, on the distributions you receive from the Fund as ordinary income or capital gains unless you are investing through a tax exempt account such as a qualified retirement plan. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or its affiliates may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary or your individual financial advisor to recommend the Fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

WASATCH WORLD INNOVATORS FUND — Summary

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	None
Maximum Account Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares
Management Fee	1.50%
Distribution/Service (12b-1) Fee	None
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses[1,2]	1.80%

[1]

The Total Annual Fund Operating Expenses may not equal the expense ratio stated in the Fund’s most recent Annual Report and Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[2]

The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.95% of average daily net assets until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). Acquired Fund Fees and Expenses are not included in the expense limitation. The Board of Trustees is the only party that can terminate the contractual limitation prior to the contract’s expiration. The Advisor can rescind the contractual limitation on expenses at any time after its expiration date.

EXAMPLE

This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
World Innovators Fund — Investor Class	$183	$567	$975	$2,116

JANUARY 31, 2014

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund invests primarily in domestic and foreign growth companies that we believe are innovators in their respective sectors or industries.

Modern innovative companies have global business models that are less dependent upon their place of domicile, the location of their headquarters, or the exchange on which their stocks are listed. Under normal market conditions the Fund will typically be invested in at least three developed countries, including the U.S. The Fund may invest in securities issued by companies domiciled in emerging and frontier markets without limitation.

Under normal market conditions, we expect a significant portion of the Fund’s assets will be invested in equity securities of companies that have significant non-U.S. economic risk exposure. Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (which include any instrument tied to a specific security or basket of securities, such as equity-linked derivatives and notes, certain options on common stock, and exchange traded funds). We will consider a company to have significant non-U.S. economic risk exposure if, at the time of purchase, it has at least 50% of its assets outside the U.S., or if at least 50% of its revenues or profits are from goods produced or sold, investments made, or services performed outside the U.S.

We will use a process of “bottom up” fundamental analysis to invest in companies of any size. However, because innovative companies are rapidly evolving, we expect to invest a significant portion of the Fund’s assets in early stage companies and small to mid-size companies with market capitalizations of less than U.S. $5 billion at the time of purchase.

We have defined two broad categories that we believe are critical to identifying companies with outstanding investment potential. The first is companies that possess valuable intellectual property. The second is companies that are innovators in their respective sectors or industries.

The Fund may invest a large percentage of its assets in a few sectors, including information technology, health care, consumer discretionary, consumer staples and financials.

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.

Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Small Company Stock Risk. Small cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.

Technology and Science Stock Risk. Stocks of science and information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Science companies may be affected by the same risks as technology companies.

Sector Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Financials Sector Risk. Industries in the financial sector, such as banks, insurance companies, broker-dealers and real estate investment trusts, may be sensitive to changes in interest rates and general economic activity and are generally subject to extensive government regulation.

WASATCH WORLD INNOVATORS FUND — Summary

Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes in commodity prices.

Health Care Sector Risk. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.

Industrials Sector Risk. Industries in the industrials sector, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.

Consumer Discretionary Sector Risk. Industries in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be illiquid, privately traded, and more volatile and speculative than the securities of larger companies.

JANUARY 31, 2014

HISTORICAL PERFORMANCE

The following tables provide information on how the Investor Class of the Fund has performed over time. The past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the years shown in the bar chart. The average annual total return table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com. Effective April 1, 2011, the Wasatch World Innovators Fund changed its name from the Wasatch Global Science & Technology Fund and changed its principal strategies and primary comparison benchmark index. The bar chart, best and worst quarterly returns and average annual total return table include performance prior to these changes.

WASATCH WORLD INNOVATORS FUND — INVESTOR CLASS

Year by Year Total Returns

Best and Worst Quarterly Returns

Best — 6/30/09	27.41%
Worst — 12/31/08	-30.07%

Average Annual Total Returns — (as of 12/31/13)	1 Year	5 Years	10 Years
Wasatch World Innovators Fund — Investor Class
Return before taxes	33.70%	28.02%	9.07%
Return after taxes on distributions	32.16%	27.71%	8.62%
Return after taxes on distributions and sale of Fund shares	20.34%	23.36%	7.39%
MSCI All Country (AC) World Investable Markets Index (IMI)* (reflects no deductions for fees, expenses or taxes)	23.55%	15.62%	7.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

WASATCH WORLD INNOVATORS FUND — Summary	JANUARY 31, 2014

PORTFOLIO MANAGEMENT

Investment Advisor

Wasatch Advisors, Inc.

Portfolio Managers

Samuel S. Stewart, Jr., PhD, CFA Lead Portfolio Manager Since 2008	Josh Stewart Portfolio Manager Since 2012

PURCHASE AND SALE OF FUND SHARES

INVESTMENT MINIMUMS	INVESTOR CLASS
New Accounts	$2,000
New Accounts with an Automatic Investment Plan	$1,000
Individual Retirement Accounts (IRAs)	$2,000
Coverdell Education Savings Accounts	$1,000

SUBSEQUENT PURCHASES	INVESTOR CLASS
Regular Accounts and IRAs	$100
Automatic Investment Plan	$50 per month and/or $100 per quarter

•	You may purchase, redeem or exchange Fund shares on any day the New York Stock Exchange is open for business.
•

You may sell shares online at www.WasatchFunds.com, via email at shareholderservice@wasatchfunds.com or by calling 800.551.1700 if you did not decline the telephone redemption privilege when establishing your account.

•

You may write to: Wasatch Funds, P.O. Box 2172, Milwaukee, WI 53201-2172 or via overnight delivery to: Wasatch Funds, 803 West Michigan Street, Suite A, Milwaukee, WI 53233-2301. The letter should include your name, Fund Name, Class of shares (i.e., Investor Class), account number, dollar amount of shares to be bought or sold, your daytime telephone number, signature(s) of account owners (sign exactly as the account is registered) and Medallion signature guarantee (if required). For IRA accounts, please obtain an IRA Distribution Form from www.WasatchFunds.com or by calling a shareholder services representative.

•	You may buy or sell shares of the Fund through banks or investment professionals, including brokers, and they may charge you a transaction fee for this service.

TAX INFORMATION

The Fund intends to make distributions. You will generally have to pay federal income taxes, and any applicable state or local taxes, on the distributions you receive from the Fund as ordinary income or capital gains unless you are investing through a tax exempt account such as a qualified retirement plan. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or its affiliates may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary or your individual financial advisor to recommend the Fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

WASATCH-1ST SOURCE INCOME FUND — Summary	JANUARY 31, 2014

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek current income consistent with the preservation of capital.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	None
Maximum Account Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares
Management Fee	0.55%
Distribution/Service (12b-1) Fee	None
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.02%

Total Annual Fund Operating Expenses[1]	0.73%

[1]

The Total Annual Fund Operating Expenses may not equal the expense ratio stated in the Fund’s most recent Annual Report and Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

EXAMPLE

This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Wasatch-1st Source Income Fund — Investor Class	$75	$234	$407	$908

WASATCH-1ST SOURCE INCOME FUND — Summary

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund normally invests at least 65% of its total assets in debt securities of all types, including corporate bonds, U.S. government bonds, and variable and floating rate securities.

Consistent with the Wasatch-1st Source Income Fund’s (Income Fund) investment objective, 1st Source Corporation Investment Advisors, Inc. (1st Source), the Fund’s Sub-Advisor, expects the Fund to:

•	Invest substantially all, but in no event less than 65%, of the Fund’s total assets at the time of purchase in debt securities.
•

Invest in fixed income securities consisting of bonds, fixed income preferred stocks, debentures, notes, zero-coupon securities, mortgage-related and other asset-backed securities, state, municipal or industrial revenue bonds, obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, debt securities convertible into or exchangeable for common stocks, foreign debt securities, income participation loans, guaranteed investment contracts, first mortgage loans and participation certificates in pools of mortgages issued or guaranteed by agencies or instrumentalities of the U.S. government.

•

Typically invest in debt securities rated at the time of purchase within the four highest rating categories assigned by one or more nationally recognized statistical rating organizations (NRSROs) or, if unrated, those which 1st Source deems to be of comparable quality. The Fund may also invest up to 10% of its total assets in non-investment grade debt securities.

The Fund may engage in repurchase transactions, credit default swaps, forward contracts, and may also engage in futures transactions solely for hedging purposes and invest in options on futures. The Fund may also invest in other investment companies.

The Fund may purchase securities on a when-issued or delayed delivery basis, in which a security’s price and yield are fixed on a specific date, but payment and delivery are scheduled for a future date beyond the standard settlement period.

It is anticipated that the Fund will have an average maturity of 3 1/2 years to 5 years and a duration of 2 1/2 years to 4 1/2 years.

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The Fund is subject to the following principal investment risks:

Interest Rate Risk. Interest rate risk is the risk that a debt security’s value will decline due to changes in market interest rates. Even though some interest-bearing securities offer a stable stream of income, their prices will fluctuate with changes in interest rates.

Credit Risk. Credit risk is the risk that the issuer of a debt security will fail to repay principal and interest on the security when due. Credit risk is affected by the issuer’s credit status, and is generally higher for non-investment grade securities.

Income Risk. Income risk is the potential for a decline in the Fund’s income due to falling interest rates.

Non-Investment Grade Securities Risk. Non-investment grade securities (also known as “high yield” or “junk bonds”), those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S&P/Moody’s), tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments than investment grade securities. In addition, compared to investment grade securities, non-investment grade securities are subject to greater risk of loss due to default or decline in credit quality. There is a greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and will make the issuer more susceptible to negative market sentiment, leading these securities to experience depressed prices and decreased liquidity.

Convertible Securities Risk. The Fund may invest in convertible securities. Convertible securities are preferred stocks or debt obligations that are convertible into common stock. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality, and have less potential for gains or capital appreciation in a rising stock market than other equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than the markets for common stocks or bonds. Convertible securities have both equity and fixed income risk characteristics. Like all fixed income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. The market value of convertible securities tends to decline as interest rates increase. If, however, the market price of the common stock underlying a convertible security approaches or exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. In such a case, a convertible security may lose much or all of its value if the value of the underlying common stock then falls below the conversion price of the security. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly based on its fixed income characteristics, and thus, may not necessarily decline in price as much as the underlying common stock. Additionally, an issuer may have the right to buy back a convertible security at a time and price that is unfavorable to the Fund.

JANUARY 31, 2014

Ratings Agency Risk. Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is generally the policy of 1st Source not to rely exclusively on ratings issued by established NRSROs, but to supplement such ratings with its own independent and ongoing review of credit quality. The achievement of the Fund’s investment objective by investments in such securities may be more dependent on 1st Source’s credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, 1st Source will determine whether it is in the best interests of the Fund to retain or dispose of such security.

Repurchase Agreements Risk. The main risk of a repurchase agreement is that the original seller might default on its obligation to repurchase the securities. If the seller defaults, the Fund will seek to recover its investment by selling the collateral and could encounter restrictions, costs or delays. The Fund will suffer a loss if it sells the collateral for less than the repurchase price.

When-Issued Securities Risk. The Fund may purchase securities on a “when-issued” basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When the Fund engages in “when-issued” transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund’s incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Fund will engage in “when-issued” delivery transactions only for the purpose of acquiring portfolio securities consistent with the Fund’s investment objective and strategies and not for investment leverage.

Investment Companies Risk. The Fund may invest in shares of other investment companies, including foreign and domestic registered and unregistered open-end funds, closed-end funds, unit investment trusts and exchange traded funds. Investing in another investment company subjects the Fund to the same risks associated with investing in the securities held by the applicable investment company and the investment strategies employed by such funds (such as the use of leverage). In addition, the benefit of investing in another investment company is largely dependent on the skill of the investment advisor of the underlying company and whether the associated fees and costs involved with investing in such company are offset by the potential gains. As a shareholder in an investment company, the Fund will bear its ratable share of that investment company’s expenses including advisory and administrative fees. Shareholders would therefore be subject to duplicative expenses to the extent that the Fund invests in other investment companies.

Derivatives Risk. The Fund may suffer a loss from its use of put and call options and futures contracts, which are forms of derivatives. Derivatives can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument, with the potential for unlimited losses on certain instruments. Derivatives may be difficult to value, may become illiquid, and may affect the timing and character of taxes payable by shareholders.

Credit Default Swaps Risk. The Fund may enter into credit default swaps, interest rate swaps and currency swaps. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s portfolio and its share price and yield. Swaps are subject to counterparty risk. The Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. For this reason, the Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

WASATCH-1ST SOURCE INCOME FUND — Summary

HISTORICAL PERFORMANCE

The Fund commenced operations on December 15, 2008 upon the reorganization of the 1st Source Monogram Income Fund, the Fund’s predecessor fund (the “Predecessor Fund”), into the Fund. With the reorganization, the Fund assumed the financial and performance history of the Predecessor Fund. The following tables provide an indication of the historical risk of an investment in the Fund (and Predecessor Fund for periods prior to December 15, 2008). The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance for the years shown in bar chart. The average annual total returns table allows you to compare the Fund’s (and Predecessor Fund’s for periods prior to December 15, 2008) performance over the time periods indicated to that of a broad-based bond market index. Past performance, before and after taxes, is not necessarily an indication of how the Investor Class of the Fund will perform in the future. In addition, the Predecessor Fund was advised by a different investment advisor and subject to different expenses, which may have produced different investment results. The portfolio manager of the Fund, however, was also the portfolio manager of the Predecessor Fund. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.

WASATCH-1ST SOURCE INCOME FUND — INVESTOR CLASS

Year by Year Total Returns

Best and Worst Quarterly Returns

Best — 9/30/06	2.85%
Worst — 6/30/04	-2.20%

Average Annual Total Returns — (as of 12/31/13)	1 Year	5 Years	10 Years
Wasatch-1st Source Income Fund — Investor Class
Return before taxes	-1.49%	3.04%	3.09%
Return after taxes on distributions	-2.18%	2.19%	1.93%
Return after taxes on distributions and sale of Fund shares	-0.84%	2.05%	1.96%
Barclays Capital U.S. Intermediate Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)	-0.86%	3.96%	4.09%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

JANUARY 31, 2014

PORTFOLIO MANAGEMENT

Investment Advisor

Wasatch Advisors, Inc.

Investment Sub-Advisor

1st Source Corporation Investment Advisors, Inc.

Portfolio Manager

Paul Gifford, CFA

Lead Portfolio Manager

Since 2008

PURCHASE AND SALE OF FUND SHARES

INVESTMENT MINIMUMS	INVESTOR CLASS
New Accounts	$2,000
New Accounts with an Automatic Investment Plan	$1,000
Individual Retirement Accounts (IRAs)	$2,000
Coverdell Education Savings Accounts	$1,000

SUBSEQUENT PURCHASES	INVESTOR CLASS
Regular Accounts and IRAs	$100
Automatic Investment Plan	$50 per month and/or $100 per quarter

•	You may purchase, redeem or exchange Fund shares on any day the New York Stock Exchange is open for business.
•

You may sell shares online at www.WasatchFunds.com, via email at shareholderservice@wasatchfunds.com or by calling 800.551.1700 if you did not decline the telephone redemption privilege when establishing your account.

•

You may write to: Wasatch Funds, P.O. Box 2172, Milwaukee, WI 53201-2172 or via overnight delivery to: Wasatch Funds, 803 West Michigan Street, Suite A, Milwaukee, WI 53233-2301. The letter should include your name, Fund Name, Class of shares (i.e., Investor Class), account number, dollar amount of shares to be bought or sold, your daytime telephone number, signature(s) of account owners (sign exactly as the account is registered) and Medallion signature guarantee (if required). For IRA accounts, please obtain an IRA Distribution Form from www.WasatchFunds.com or by calling a shareholder services representative.

•	You may buy or sell shares of the Fund through banks or investment professionals, including brokers, and they may charge you a transaction fee for this service.

TAX INFORMATION

The Fund intends to make distributions. You will generally have to pay federal income taxes, and any applicable state or local taxes, on the distributions you receive from the Fund as ordinary income or capital gains unless you are investing through a tax exempt account such as a qualified retirement plan. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or its affiliates may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary or your individual financial advisor to recommend the Fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

WASATCH-HOISINGTON U.S. TREASURY FUND — Summary

INVESTMENT OBJECTIVE

The Fund’s investment objective is to provide a rate of return that exceeds the rate of inflation over a business cycle by investing in U.S. Treasury securities with an emphasis on both income and capital appreciation.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	None
Maximum Account Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares
Management Fee	0.50%
Distribution/Service (12b-1) Fee	None
Other Expenses	0.21%

Total Annual Fund Operating Expenses[1]	0.71%

[1]

The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 0.75% of average daily net assets until at least January 31, 2015 (excluding interest, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Board of Trustees is the only party that can terminate the contractual limitation prior to the contract’s expiration. The Advisor can rescind the contractual limitation on expenses at any time after its expiration date.

EXAMPLE

This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Treasury Fund — Investor Class	$73	$228	$396	$882

JANUARY 31, 2014

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

PRINCIPAL STRATEGIES

In pursuit of the Fund’s investment objective, Hoisington Investment Management Company (HIMCO), the Fund’s Sub-Advisor will:

•	Typically invest at least 90% of the Fund’s total assets in U.S. Treasury securities and in repurchase agreements collateralized by such securities.
•

Adjust the average maturity and effective duration of the Fund’s portfolio based on HIMCO’s assessment of multi-year trends in national and international economic conditions and interest rates, changes in inflationary pressures, and the value of long term U.S. Treasury bonds (maturities longer than 20 years) relative to inflation.

•

Invest in long-term U.S. Treasury bonds, including U.S. Treasury Strips (zero coupon Treasury securities), when HIMCO determines that economic conditions suggest lower inflation and the multi-year trend is toward decreasing interest rates.

•

Invest in U.S. Treasury bills or notes (maturities less than five years) when HIMCO determines that economic conditions suggest rising inflation and the multi-year trend is toward increasing interest rates.

Over the course of a business cycle, under normal market conditions:

•	The effective duration of the Fund’s holdings is expected to vary from less than a year to a maximum of 25 years.
•	The Fund’s holdings will range in maturity from less than a year to a maximum of the longest maturity Treasury bonds available.
•	When the Fund is invested in securities with longer weighted average maturities it will be more sensitive to changes in market interest rates and its share price may be subject to greater volatility.
•

The Fund’s portfolio turnover rate will vary substantially from year to year. During some periods, turnover will be well below 50%. At other times, turnover could exceed 200% annually. At these times, increased portfolio turnover may result in higher transaction costs and may also result in taxable capital gains.

•	Portfolio adjustments may require the sale of securities prior to their maturity date. The goal of these transactions will be to increase income and/or change the duration of the overall portfolio.

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The Fund is subject to the following principal investment risks:

Credit Risk. Credit risk is the risk that the issuer of a debt security will fail to repay principal and interest on the security when due. HIMCO seeks to limit credit risk by investing primarily in U.S. Treasury securities backed by the full faith and credit of the U.S. government which are viewed as carrying minimal credit risk.

Interest Rate Risk. Interest rate risk is the risk that a debt security’s value will decline due to changes in market interest rates. Even though some interest-bearing securities offer a stable stream of income, their prices will fluctuate with changes in interest rates.

Income Risk. Income risk is the potential for a decline in the Fund’s income due to falling interest rates.

Effective Duration. Effective duration is a measure of the responsiveness of a bond’s price to market interest rate changes. For example, if the interest rate increased 1%, a bond with an effective duration of five years would experience a decline in price of 5%. Similarly, if the interest rate increased 1%, the price of a bond with an effective duration of 15 years would decline 15%. At a yield of 5%, the effective duration of the longest maturity U.S. Treasury bond is about 15 years. The effective duration of the longest maturity U.S. zero coupon bond is 30 years. If the interest rate increased 1%, the value of the longest maturity zero coupon bond would decline 30%. Similarly, if the interest rate decreased 1%, the value of the longest maturity zero coupon bond would increase 30%.

Risks of Repurchase Agreements. The main risk of a repurchase agreement is that the original seller might default on its obligation to repurchase the securities. If the seller defaults, the Fund will seek to recover its investment by selling the collateral and could encounter restrictions, costs or delays. The Fund will suffer a loss if it sells the collateral for less than the repurchase price.

Risks of Zero Coupon Treasury Securities. The market prices of zero coupon securities, which do not entitle the holder to periodic interest payments, are generally more volatile than the market prices of securities of comparable quality and similar maturity that do pay interest periodically. Zero coupon securities are more sensitive to fluctuations in interest rates than non-zero coupon securities.

WASATCH-HOISINGTON U.S. TREASURY FUND — Summary

HISTORICAL PERFORMANCE

The following tables provide information on how the Investor Class of the Fund has performed over time. The past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the years shown in the bar chart. The average annual total return table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based bond market index. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.

WASATCH-HOISINGTON U.S. TREASURY FUND — INVESTOR CLASS

Year by Year Total Returns

Best and Worst Quarterly Returns

Best — 9/30/11	36.15%
Worst — 12/31/10	-11.47%

Average Annual Total Returns — (as of 12/31/13)	1 Year	5 Years	10 Years
Wasatch-Hoisington U.S. Treasury Fund — Investor Class
Return before taxes	-16.71%	0.63%	6.63%
Return after taxes on distributions	-17.68%	-0.97%	5.10%
Return after taxes on distributions and sale of Fund shares	-9.42%	0.31%	4.91%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	-2.02%	4.44%	4.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

JANUARY 31, 2014

PORTFOLIO MANAGEMENT

Investment Advisor

Wasatch Advisors, Inc.

Investment Sub-Advisor

Hoisington Investment Management Company

Portfolio Manager

Van Hoisington

Lead Portfolio Manager

Since 1996

PURCHASE AND SALE OF FUND SHARES

INVESTMENT MINIMUMS	INVESTOR CLASS
New Accounts	$2,000
New Accounts with an Automatic Investment Plan	$1,000
Individual Retirement Accounts (IRAs)	$2,000
Coverdell Education Savings Accounts	$1,000

SUBSEQUENT PURCHASES	INVESTOR CLASS
Regular Accounts and IRAs	$100
Automatic Investment Plan	$50 per month and/or $100 per quarter

•	You may purchase, redeem or exchange Fund shares on any day the New York Stock Exchange is open for business.
•

You may sell shares online at www.WasatchFunds.com, via email at shareholderservice@wasatchfunds.com or by calling 800.551.1700 if you did not decline the telephone redemption privilege when establishing your account.

•

You may write to: Wasatch Funds, P.O. Box 2172, Milwaukee, WI 53201-2172 or via overnight delivery to: Wasatch Funds, 803 West Michigan Street, Suite A, Milwaukee, WI 53233-2301. The letter should include your name, Fund Name, Class of shares (i.e., Investor Class), account number, dollar amount of shares to be bought or sold, your daytime telephone number, signature(s) of account owners (sign exactly as the account is registered) and Medallion signature guarantee (if required). For IRA accounts, please obtain an IRA Distribution Form from www.WasatchFunds.com or by calling a shareholder services representative.

•	You may buy or sell shares of the Fund through banks or investment professionals, including brokers, and they may charge you a transaction fee for this service.

TAX INFORMATION

The Fund intends to make distributions. You will generally have to pay federal income taxes, and any applicable state or local taxes, on the distributions you receive from the Fund as ordinary income or capital gains unless you are investing through a tax exempt account such as a qualified retirement plan. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or its affiliates may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary or your individual financial advisor to recommend the Fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

WASATCH FUNDS — Additional Information About The Funds

The Core Growth Fund, Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, Heritage Growth Fund, International Growth Fund, International Opportunities Fund, Large Cap Value Fund, Long/Short Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Strategic Income Fund, Ultra Growth Fund and World Innovators Fund are referred to as equity funds (each, an “Equity Fund,” and collectively, the “Equity Funds”). The Equity Funds together with the Income Fund and U.S. Treasury Fund are the “Funds.”

Please see the section entitled “Principal Strategies” in the Fund Summary, for a more complete discussion of each Fund’s principal investment strategies. Principal strategies are strategies the Advisor or Sub-Advisor believe are most likely to be important in trying to achieve the Fund’s investment objectives.

INVESTMENT PROCESS

Securities for the Equity Funds are recommended by an experienced in-house research team. Each Fund’s portfolio managers seek to ensure that investments are compatible with the Fund’s investment objectives and strategies.

The research team uses “bottom-up” fundamental analysis to identify companies that it believes have outstanding investment potential. The research process may include, among other things, prescreening potential investments using databases and industry contacts, analyzing annual reports and financial statements, making onsite visits, meeting with top management, evaluating the competitive environment, looking at distribution channels and identifying areas of potential growth.

Each sub-advisor identifies and selects suitable investments for the Income Fund and the U.S Treasury Fund.

BUYING SECURITIES

Decisions to buy securities are based on the best judgment of each Fund’s portfolio managers in a continuing effort to enhance long-term performance. Below are factors that are considered by portfolio managers when purchasing securities.

GROWTH STOCKS

As we analyze growing companies, we are most interested in finding:

•	Potential for significant and sustained revenue and earnings growth.
•	Experienced, proven management team.
•	High return on capital.
•	Sustainable competitive advantage.
•	Market leadership and/or growing market share.
•	Ability to capitalize on favorable long-term trends.
•	Strong financial health.
•	Reasonable use of debt.
•	Attractive valuation.

VALUE STOCKS

As we analyze “value” companies, we are most interested in finding:

•	Catalyst for improved earnings growth.
•	New products or services that may increase revenue growth and market share.
•	Experienced top management with a substantial stake in the company’s future.
•	Introduction of valuable new products and services.
•	Low stock valuation as measured in a variety of ratios, including: price-to-earnings, price-to-sales, price-to-book, price-to-cash flow, enterprise value-to-EBITDA, etc.
•	Potential to generate improved financial performance.

LONG/SHORT FUND

The initial valuation review for securities to be purchased or sold short in the Long/Short Fund includes:

•	Calculating and reviewing standard ratios, such as price-to-sales, price-to-book, price-to-earnings, and price/earnings-to-growth.
•	Modified discounted cash flow models with sensitivity analysis for changes to revenue growth rates, operating margins, outstanding share counts, earnings multiples, and tangible book value.
•	Changing sector and company specific outlooks due to subjective factors, including globalization of capital, labor and process knowledge, as well as increasing information and price transparency.

Investment opportunities may be further prioritized based upon metrics for market participant psychology including:

•	Money flow.
•	Insider activity.
•	Relative strength.
•	Variation from moving averages.

SELLING SECURITIES

Decisions to sell securities are based on the best judgment of each Fund’s portfolio managers in a continuing effort to enhance long-term performance. In general, we are likely to sell a security when:

•	The rationale we used to buy the security is no longer valid.
•	The security becomes overpriced.
•	We believe another security has better investment potential.

With respect to the Long/Short Fund, we may decide to close out a short position when:

•	The price of the security sold short has fallen to a point where the Fund will recognize a gain.
•	The price of the security sold short has risen to a point where we feel capital is unreasonably at risk, regardless of how we evaluate the security.

JANUARY 31, 2014

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

The following supplements the information for principal strategies of the Funds (as identified in their respective summaries) as well as additional information for Funds using these investments as non-principal strategies.

Foreign Securities Risk. Investing in foreign securities is a principal strategy of the Core Growth Fund, the Emerging India Fund, the Emerging Markets Select Fund, the Emerging Markets Small Cap Fund, the Frontier Emerging Small Countries Fund, the Global Opportunities Fund, the Heritage Growth Fund, the International Growth Fund, the International Opportunities Fund, the Micro Cap Fund, the Micro Cap Value Fund, the Small Cap Growth Fund, the Small Cap Value Fund, the Strategic Income Fund, the Ultra Growth Fund, and the World Innovators Fund. The Large Cap Value Fund, the Long/Short Fund and the Income Fund may invest in foreign securities. Foreign securities may be less liquid and their prices may be more volatile than domestic securities. There may be less government supervision and regulation of foreign stock exchanges, brokers, custodians and listed companies than in the U.S.

Foreign Market Risk. Foreign securities markets may be less liquid and their prices may be more volatile than domestic markets. There also may be less government supervision and regulation of foreign stock exchanges, brokers, custodians and listed companies than in the U.S. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

Currency Risk. The U.S. dollar value of a Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of a Fund’s assets that are denominated or traded in that country. In addition, a Fund may incur costs in connection with conversions between various currencies. While the Funds have the ability to hedge against fluctuations in foreign currency exchange rates, they have no present intention to do so. A risk of not hedging currencies is that if the U.S. dollar strengthens, returns from foreign markets will be less when converted into U.S. dollars.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect a Fund’s investments.

Regulatory Risk. Foreign companies not publicly traded in the U.S. are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Foreign Tax Risk. A Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. A Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by a Fund, shareholders may be entitled to a credit or deduction for U.S. tax purposes.

Transaction Costs. The costs of buying and selling foreign securities, including brokerage, tax and custody costs, are generally higher than those for domestic transactions.

Region Risk. Social, political and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, or regulatory developments.

India Region Risk. The securities markets in the India region (India, Pakistan and Sri Lanka) are substantially smaller, less liquid and more volatile than the major securities markets in the United States and the securities industries in these countries are comparatively underdeveloped. Financial intermediaries may not perform as well as their counterparts in the United States and or other countries with more developed securities markets. In some cases, physical delivery of securities in small lots has been required in India and shortage of vault capacity and trained personnel has existed among qualified custodial Indian banks. A Fund may be unable to sell securities when the registration process is incomplete and may experience delays in receipt of dividends. If trading volume is limited by operational difficulties, the ability of a Fund to invest may be impaired. In recent years, exchange-listed companies in the information technology sector and related industries (such as software) have grown so as to represent a significant portion of the total capitalization of the Indian market. The value of these companies will generally fluctuate in response to technological and regulatory developments. In addition, governmental actions can have a significant effect on economic conditions in the India region, which could adversely affect the value and liquidity of investments. Although the governments of India, Pakistan, and Sri Lanka have recently begun to institute economic reform policies, there can be no assurance that they will continue to pursue such policies or, if they do, that such policies will succeed.

Convertible Securities Risk. The Equity Funds may invest in convertible securities. Convertible securities are preferred stocks or debt obligations that are convertible into common stock. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and have less potential for gains or capital appreciation in a rising stock market than other equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be

WASATCH FUNDS — Additional Information About The Funds	JANUARY 31, 2014

less liquid than the markets for common stocks or bonds. Convertible securities have both equity and fixed income risk characteristics. Like all fixed income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. The market value of convertible securities tends to decline as interest rates increase. If, however, the market price of the common stock underlying a convertible security approaches or exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. Conversely, a convertible security may lose much or all of its value if the value of the underlying common stock then falls below the conversion price of the security. As the market price of the underlying common stock declines, the convertible security will tend to trade increasingly based on its fixed income characteristics, and thus, may not necessarily decline in price as much as the underlying common stock. Additionally, an issuer may have the right to buy back certain convertible securities at a time and price that would be unfavorable to a Fund.

Early Stage Companies Risk. Certain Equity Funds may invest in early stage companies. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be illiquid, privately traded, and more volatile and speculative than the securities of larger companies.

Exchange Traded Funds (ETFs) Risk. The Equity Funds may invest in ETFs in excess of the limits imposed under the 1940 Act pursuant to exemptive orders obtained by certain ETFs and their sponsors from the Securities and Exchange Commission (SEC). ETFs are investment companies that are bought and sold on a securities exchange. When a Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. In addition, a Fund will incur brokerage costs when purchasing and selling shares of ETFs. The risk of owning an ETF generally reflects the risks of the underlying securities held by the ETF and the investment strategies employed by such funds (such as the use of leverage). Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Initial Public Offerings (IPOs) Risk. The Equity Funds may invest in IPOs. IPOs involve a higher degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to such factors as the absence of a prior public market, the small number of shares available for trading and limited investor information. Shares purchased in IPOs may be difficult to sell at a time or price that is desirable.

Sector Weightings Risk. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. If a Fund invests in only a few sectors it will have more exposure to the price movements of those sectors.

CASH/TEMPORARY DEFENSIVE POSITIONS

The Funds may, from time to time, take temporary defensive positions that are inconsistent with a Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions. The Funds may not achieve their respective investment objectives during a period it takes defensive positions.

For example, we may temporarily increase a Fund’s cash position, or invest a larger portion of its assets in money market instruments or repurchase agreements. We reserve the right to invest all of a Fund’s assets in temporary defensive positions.

When a Fund takes temporary defensive positions by increasing its holdings in cash, money market instruments or repurchase agreements, it may not participate in stock market advances or declines to the same extent that it would if the Fund had remained more fully invested in stocks. In addition, a Fund may not achieve its investment objective.

PORTFOLIO TURNOVER

Each Equity Fund generally intends to purchase securities for long-term investment rather than short-term gains. However, short term transactions may result from liquidity needs, securities having reached a price or yield objective, or by reason of economic or other developments not foreseen at the time of the initial investment decision. Changes are made in a Fund’s portfolio whenever the Fund’s portfolio manager(s) believe such changes are desirable. Portfolio turnover rates are generally not a factor in making decisions to buy or sell securities.

To a lesser extent, a Fund may purchase securities in anticipation of relatively short-term price gains. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains.

OTHER INVESTMENT STRATEGIES

The Funds may use other investment strategies in addition to their principal strategies. For information about the more significant of these strategies and their risks see “Investment Strategies and Their Risks” in the Statement of Additional Information (SAI).

FUND NAMES AND INVESTMENT POLICIES

The Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Large Cap Value Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund and U.S. Treasury Fund have names that suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), each of these Funds has adopted a policy that it will, under normal

JANUARY 31, 2014

circumstances, invest at least 80% of its assets in investments of the type suggested by its name. For this policy, “assets” means net assets plus the amount of any borrowings for investment purposes. A Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without a vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. However, under Rule 35d-1, shareholders must be given written notice at least 60 days prior to any change by a Fund of its 80% investment policy.

INVESTMENT OBJECTIVES AND OTHER POLICIES

The investment objectives of the Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier

Emerging Small Countries, Global Opportunities, Heritage Growth, International Growth, International Opportunities, Large Cap Value, Long/Short, Micro Cap Value, Strategic Income, World Innovators, and Income Funds can be changed without shareholder approval. The investment objectives of the Core Growth, Micro Cap, Small Cap Growth, Small Cap Value, Ultra Growth, and U.S. Treasury Funds cannot be changed without shareholder approval. Certain policies of the Funds cannot be changed without a shareholder vote. These policies are described in the SAI.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds’ portfolio securities disclosure policy is described in the SAI.

WASATCH FUNDS — Management

INVESTMENT ADVISOR AND SUB-ADVISORS

The investment advisor for Wasatch Funds is Wasatch Advisors, Inc. (the “Advisor”). The Advisor and Wasatch Funds are located at 505 Wakara Way, 3rd Floor, Salt Lake City, Utah 84108. The Advisor has been in the investment advisory business since 1975. As of December 31, 2013, the Advisor had approximately $19.3 billion in assets under management.

The Advisor is responsible for investing Wasatch Funds’ assets, placing orders to buy and sell securities and negotiating brokerage commissions on portfolio transactions. In addition, the Advisor provides certain administrative services and manages the Funds’ business affairs.

The Advisor has entered into a sub-advisory agreement with Hoisington Investment Management Company (HIMCO) to perform the duty of portfolio management for the U.S. Treasury Fund. The Advisor has entered into a sub-advisory agreement with 1st Source Corporation Investment Advisors, Inc. (1st Source) to perform the duty of portfolio management for the Income Fund.

HIMCO is a registered investment advisor that has been in business since 1980. The firm agreed to become the subadvisor for the Wasatch-Hoisington U.S. Treasury Fund in 1996. HIMCO has offices at 6836 Bee Caves Road, Building 2, Suite 100, Austin, TX 78746-6464.

HIMCO provides management advice for pension and profit-sharing plans for both corporate and government entities, as well as charitable organizations, insurance companies, other business entities and individuals. As of December 31, 2013, HIMCO had approximately $4.3 billion in assets under management. HIMCO provides investment advice for U.S. Government fixed income securities. HIMCO makes the day-to-day investment decisions for the U.S. Treasury Fund. In addition, HIMCO continuously reviews, supervises and administers the U.S. Treasury Fund’s investment program.

1st Source is a registered investment advisor that has been in business since 2001. 1st Source agreed to become the subadvisor for the Income Fund in 2008. 1st Source has offices at 100 North Michigan Street, South Bend, Indiana 46601. 1st Source is a wholly owned subsidiary of 1st Source Bank, which is a wholly owned subsidiary of 1st Source Corporation, a publicly held bank holding company. 1st Source Bank, which was founded in 1936, and its affiliates, administer and manage on behalf of its clients, assets of approximately $3.4 billion. 1st Source Bank has over 70 years of banking experience. As of December 31, 2013, 1st Source had approximately $2.9 billion in assets under management.

1st Source makes the day-to-day investment decisions for the Income Fund. In addition, 1st Source continuously reviews, supervises and administers the Income Fund’s investment program.

MANAGEMENT FEES AND EXPENSE LIMITATIONS

Each Fund pays the Advisor a monthly management fee that is a percentage of the Fund’s average daily net assets.

The following chart reflects the management fees paid by the Funds to the Advisor after taking into account any reimbursements during the most recent fiscal year, except as noted.

Information regarding the basis of the Board of Trustees’ approval of the investment advisory agreements and sub-advisory agreements for all the Funds is available in the Funds’ semi-annual report dated March 31, 2013.

The Advisor has contractually agreed to limit the expenses for the Investor Class shares of each Fund (except the Investor Class shares of the Long/Short and Income Funds) at least through January 31, 2015, to a certain percentage of average net assets computed on a daily basis, subject to the following: the Advisor will pay all expenses, excluding dividend expense on short sales/interest expense, interest, taxes, brokerage commissions, other investment related costs and extraordinary expenses, in excess of such limitations. Acquired Fund Fees and Expenses are also excluded from the contractual fee limitation. Expense limits are shown in the following chart. The Board of Trustees is the only party that can terminate the contractual limitation prior to the contract’s expiration. The Advisor can rescind these contractual limitations on expenses any time after January 31, 2015.

Management fees and net expenses for the Emerging Markets Small Cap, Frontier Emerging Small Countries, International Opportunities, Micro Cap and Micro Cap Value Funds are higher than those paid by most mutual funds. The management fees and net expenses for certain other Wasatch Funds are higher than those paid by many mutual funds.

Wasatch Fund	Annual Management Fees, Net of Reimbursements	Investor Class Shares Expense Limitations
Core Growth Fund	1.00%	1.50%
Emerging India Fund	0.46%	1.95%
Emerging Markets Select Fund	0.54%	1.69%
Emerging Markets Small Cap Fund	1.64%	1.95%
Frontier Emerging Small Countries Fund	1.57%	2.25%
Global Opportunities Fund	1.50%	1.95%
Heritage Growth Fund	0.66%	0.95%
International Growth Fund	1.25%	1.75%
International Opportunities Fund	1.78%	2.25%
Large Cap Value Fund	0.84%	1.10%
Long/Short Fund	1.10%	—
Micro Cap Fund*	1.75%	1.95%
Micro Cap Value Fund*	1.65%	1.95%
Small Cap Growth Fund	1.00%	1.50%
Small Cap Value Fund	0.99%	1.50%
Strategic Income Fund	0.59%	0.95%
Ultra Growth Fund	1.00%	1.50%
World Innovators Fund	1.48%	1.95%
Income Fund**	0.55%	—
U.S. Treasury Fund†	0.50%	0.75%

*	Effective January 31, 2014, the management fee for the Micro Cap and Micro Cap Value Funds was reduced from 1.95% to 1.75%.

**	The Income Fund is managed by 1st Source. Under a sub-advisory agreement between the Advisor and 1st Source, the Advisor has agreed to pay 1st Source a management fee, which is currently equal to 0.28% of such Fund’s daily net assets. 1st Source may reimburse the Advisor for certain expenses.

†

The U.S. Treasury Fund is managed by HIMCO. Under a sub-advisory agreement between the Advisor and HIMCO, the Advisor has agreed to pay HIMCO a management fee, which is currently equal to 0.25% of such Fund’s daily net assets. The net fee may be less due to reimbursements of certain expenses by HIMCO to the Advisor.

JANUARY 31, 2014

PORTFOLIO MANAGERS

All Wasatch Funds (except the Wasatch-1st Source Income Fund and the Wasatch-Hoisington U.S. Treasury Fund) are managed by a research team of portfolio managers and securities analysts. The lead portfolio managers, portfolio managers and associate portfolio managers are responsible for making investment decisions for their respective Funds in accordance with each Fund’s investment objectives and strategies. The lead portfolio managers are ultimately responsible for managing their respective Funds in accordance with the Fund’s investment objectives and strategies. The research team is responsible for analyzing securities and making investment recommendations. The individuals listed in the table below are primarily responsible for the day-to-day management of the respective Fund.

Name of Fund	Portfolio Manager(s)
Core Growth Fund	JB Taylor and Paul Lambert
Emerging India Fund	Ajay Krishnan, CFA
Emerging Markets Select Fund	Ajay Krishnan, CFA Roger Edgley, CFA
Emerging Markets Small Cap Fund	Roger Edgley, CFA, Laura Geritz, CFA and Andrey Kutuzov, CFA
Frontier Emerging Small Countries Fund	Laura Geritz, CFA
Global Opportunities Fund	JB Taylor and Ajay Krishnan, CFA
Heritage Growth Fund	Chris Bowen
International Growth Fund	Roger Edgley, CFA and Linda Lasater, CFA
International Opportunities Fund	Roger Edgley, CFA, Laura Geritz, CFA and Jared Whatcott, CFA
Large Cap Value Fund	David Powers, CFA
Long/Short Fund	Michael Shinnick and Ralph Shive, CFA
Micro Cap Fund	Dan Chace, CFA
Micro Cap Value Fund	Brian Bythrow, CFA
Small Cap Growth Fund	Jeff Cardon, CFA and JB Taylor
Small Cap Value Fund	Jim Larkins
Strategic Income Fund	Samuel S. Stewart, Jr., PhD, CFA
Ultra Growth Fund	John Malooly, CFA
World Innovators Fund	Samuel S. Stewart, Jr., PhD, CFA and Josh Stewart

1st Source and HIMCO, under the supervision of the Advisor, are responsible for making investment decisions for the Income Fund and the U.S. Treasury Fund, respectively. The individuals listed below are primarily responsible for the day-to-day portfolio management of the respective Fund.

Name of Fund	Portfolio Manager
Income Fund	Paul Gifford, CFA
U.S. Treasury Fund	Van Hoisington

Samuel S. Stewart, Jr., PhD, CFA has served as President of Wasatch Funds since 1986, was Chairman of the Board from 1986 through 2004 and has served as Chairman of the Board of the Advisor since 1975. He has been the lead portfolio manager for the Strategic Income Fund since 2006 and the

World Innovators Fund since 2008. Dr. Stewart earned a Bachelor of Science in Business Administration from Northwestern University. He went on to earn a Master of Business Administration and a Doctorate in Finance from Stanford University. From 1975 through 2000, Dr. Stewart served as a professor of Finance at the University of Utah.

Jeff Cardon, CFA is Chief Executive Officer, President, Treasurer and a Director of the Advisor. He has been the lead portfolio manager for the Small Cap Growth Fund since 1986. Mr. Cardon joined the Advisor in 1980. He holds a Bachelor of Science in Finance from the University of Utah.

Chris Bowen has been a lead portfolio manager for the Heritage Growth Fund since its inception in 2004. He joined the Advisor in 2001. Prior to joining the Advisor, Mr. Bowen earned a Master of Business Administration from the University of Maryland. From 1996 to 1999, he worked in Washington, D.C. as an analyst with the financial institutions regulatory group of the law firm Skadden, Arps, Slate, Meagher & Flom LLP. He received a Bachelor of Arts in Economics from St. Mary’s College of Maryland where he graduated Summa Cum Laude.

Brian Bythrow, CFA has been the lead portfolio manager for the Micro Cap Value Fund since 2003. He joined the Advisor in 2003. Since 1998 and prior to joining the Advisor, Mr. Bythrow was the portfolio manager for the 1st Source Monogram Special Equity Fund. He earned a Master of Business Administration from California State University, Sacramento and a Bachelor of Science in Social Sciences from the United States Air Force Academy.

Dan Chace, CFA has been the lead portfolio manager for the Micro Cap Fund since 2004. He joined the Advisor in 2002. Prior to joining the Advisor, Mr. Chace earned a Master of Business Administration from Harvard Business School. Before entering business school in 2000, he worked in New York City as an equities analyst following Latin American financial institutions at J.P. Morgan Securities Inc. From 1999 to 2000, he was the lead Latin American financial institutions analyst at SG Cowen Securities Corporation. Mr. Chace received a Bachelor of Arts in Cultural Anthropology from Pomona College.

Roger Edgley, CFA has been a portfolio manager for the Emerging Markets Select Fund since its inception. Mr. Edgley has also been the lead portfolio manager of the International Growth Fund since 2006, the International Opportunities Fund since 2005 and a lead portfolio manager for the Emerging Markets Small Cap Fund since its inception in 2007. He served as a portfolio manager for the Emerging India Fund from April 2011 through January 2013 and for the Global Opportunities Fund from June 2011 through January 2013. Mr. Edgley is also Director of International Research for the Advisor. Prior to joining the Advisor in 2002, Mr. Edgley was a principal, director of international research and portfolio manager for Chicago-based Liberty Wanger Asset Management, which managed the Acorn Funds. He was a co-manager of the Acorn Foreign Forty Fund. Liberty Financial acquired Wanger Asset Management in 2000. Mr. Edgley joined Wanger Asset Management as an equities analyst in 1994 to cover the firm’s Asia (ex-Japan) portfolio that included the markets of Hong Kong, Singapore, Malaysia, Taiwan, Indonesia, Thailand and

WASATCH FUNDS — Management

Korea. Mr. Edgley is a native of the United Kingdom and earned a Bachelor of Science with honors in Psychology from the University of Hertfordshire, a Master of Arts in Philosophy from the University of Sussex and a Master of Science in Social Psychology with Statistics from the London School of Economics.

Laura Geritz, CFA has been a portfolio manager for the Emerging Markets Small Cap Fund since 2009, a portfolio manager for the International Opportunities Fund since 2011 and the lead portfolio manager for the Frontier Emerging Small Countries Fund since its inception in 2012. She joined the Advisor in 2006 as a senior equities analyst for the International Growth and International Opportunities Funds. Prior to joining the Advisor, Ms. Geritz worked at Mellon Corporation from 2004 to 2006 as a senior managing analyst on a micro cap and a small cap growth fund. Ms. Geritz started her career in the securities industry at American Century Investments in 1999 as a bilingual investor relations representative. She served as an investment analyst at the firm from 2001, analyzing companies and making portfolio management decisions, until she relocated to Denver, Colorado in late 2003. Shortly after relocating, she joined Mellon Corporation as an analyst. Ms. Geritz graduated with honors from The University of Kansas with a Bachelor of Arts in Political Science and History. Later, she earned a Master’s Degree in East Asian Languages and Cultures. Before completing her Master’s, Ms. Geritz spent a year living and teaching English in Japan.

Ajay Krishnan, CFA has been the lead portfolio manager for the Emerging Markets Select Fund since its inception in 2012. Mr. Krishnan has also been a lead portfolio manager for the Emerging India Fund since 2011, and the Global Opportunities Fund since 2012. He served as a portfolio manager for the World Innovators Fund from 2000 through January 2007 and for the Ultra Growth Fund from 2000 through January 2013. Mr. Krishnan joined the Advisor in 1994. He holds a Master of Business Administration from Utah State University and a Bachelor of Science in Physics with a minor in Mathematics from Bombay University.

Andrey Kutuzov, CFA has been an associate portfolio manager for the Emerging Markets Small Cap Fund since January 2014. He joined the Advisor in 2008 as a senior equities analyst on the international research team. Prior to joining the Advisor, Mr. Kutuzov earned a Master of Business Administration from the University of Wisconsin’s Applied Security Analysis Program. Prior to graduate school, he was a senior auditor at Deloitte. Mr. Kutuzov also obtained a Bachelor’s and a Master’s of Accounting Degree at the University of Wisconsin-Madison. He is a CFA charterholder.

Paul Lambert has been a portfolio manager for the Core Growth Fund since 2005. He served as a lead portfolio manager for the Ultra Growth Fund from 2012 through January 2014. Mr. Lambert began working on the Core Growth Fund as a senior analyst in 2003. He joined the Advisor in 2000. From 1999 until joining the Advisor, he worked for Fidelity Investments. Mr. Lambert holds a Bachelor of Science in Finance from the University of Utah.

Jim Larkins has been the lead portfolio manager for the Small Cap Value Fund since 1999. Mr. Larkins became an analyst on the Small Cap Value Fund at its launch in 1997. Mr. Larkins joined the Advisor in 1995. He holds a Master of Business Administration and a Bachelor of Arts in Economics from Brigham Young University.

Linda Lasater, CFA has been an associate portfolio manager for the International Growth Fund since January 2014. She joined the Advisor in 2006 as a senior equities analyst on the international research team. Prior to joining the Advisor, Ms. Lasater worked as an investment applications project lead with AIM Investments. Ms. Lasater earned a Master of Business Administration from the Tuck School of Business at Dartmouth, and a Bachelor of Business Administration in Management Information Systems from the University of Texas. She is also a CFA charterholder.

John Malooly, CFA has been a lead portfolio manager for the Ultra Growth Fund since 2012 and was a lead portfolio manager for the Micro Cap Value Fund from 2003 to 2009. Mr. Malooly joined the Advisor in 1997 as a domestic equities analyst on the Small Cap Growth Fund, and worked as a senior analyst on the Micro Cap Fund from 1999 to 2003. Prior to joining the Advisor, Mr. Malooly was an investment specialist at UMB Fund Services, Mr. Malooly is a Wisconsin native. He graduated from Marquette University, earning a Bachelor of Science in Business Administration.

David Powers, CFA, has been the lead portfolio manager for the Large Cap Value Fund since August 19, 2013. Mr. Powers has many years of investment experience, most recently serving as a portfolio manager with Eagle Asset Management. Prior to joining Eagle, he worked as a portfolio manager with ING Investment Management, where he was responsible for the ING Large Cap Value Fund from 2007 through 2012. While at ING, Mr. Powers also worked as a senior sector analyst covering telecommunication services, utilities, energy and materials. His experience includes several senior investment positions with Federated Investors from 2001 through 2007. Mr. Powers began his investment career at the State Teachers Retirement System of Ohio. He holds a Bachelor of Science in Accounting from Fairleigh Dickinson University and a Master’s degree in Accounting and earned a Master of Business Administration from Kent State University.

Michael Shinnick has been the lead portfolio manager for the Long/Short Fund since the Fund commenced operations in December 2008. Mr. Shinnick joined the Advisor at that time. He served as a portfolio manager for the Large Cap Value Fund from December 2008 to August 19, 2013. Mr. Shinnick was a portfolio manager of the 1st Source Monogram Long/Short Fund (the predecessor fund to the Wasatch Long/Short Fund) from its inception in August 2003 through December 2008. Mr. Shinnick served as a portfolio manager for 1st Source Corporation Investment Advisors, Inc. from May 2003 through December 2008. From 1994 to 2000, Mr. Shinnick was a principal and then a partner with Diamond Technology Partners, Inc., a global management consulting firm, in Chicago, Illinois. From 2000 to 2001, Mr. Shinnick was an officer of Zurich Financial Services, Inc., New York, New York, in its Z-COSM venture group. From 2002 to May 2003, Mr. Shinnick was a

JANUARY 31, 2014

private investor. Mr. Shinnick received a Bachelor of Arts from the University of Notre Dame.

Ralph Shive, CFA, has been a portfolio manager for the Long/Short Fund since the Fund commenced operations in December 2008. Mr. Shive joined the Advisor in 2008. Mr. Shive was the lead portfolio manager for the Large Cap Value Fund from December 2008 through September 30, 2013. Mr. Shive was the portfolio manager of the 1st Source Monogram Income Equity Fund (the predecessor fund to the Wasatch Large Cap Value Fund) from September 1996 until December 2008. Mr. Shive served as Vice President and Chief Investment Officer of 1st Source from April 1998 through December 2008 and served as Investment Officer of 1st Source Bank from September 1989 through December 2008. Mr. Shive has worked as an analyst and portfolio manager for many years after receiving his Bachelor of Business Administration from Southern Methodist University.

Josh Stewart has been a portfolio manager for the World Innovators Fund since 2012. He joined the Advisor in 2006 as an equities analyst covering international health care and technology companies. He was a senior analyst on the World Innovators Fund from 2010 through January 31, 2012. Mr. Stewart graduated from the University of Utah earning a Bachelor of Arts in French Literature with a minor in Mathematics. Prior to joining the Advisor, Mr. Stewart was a health care services analyst at Sidoti & Company, LLC in New York City.

JB Taylor has been a lead portfolio manager for the Core Growth Fund since 2000, the Global Opportunities Fund since 2011 and portfolio manager for the Small Cap Growth Fund since 2013. Mr. Taylor began working on the Core Growth Fund as a senior analyst in 1999. Mr. Taylor joined the Advisor in 1996. He holds a Bachelor of Science in Industrial Engineering from Stanford University.

Jared Whatcott, CFA has been an associate portfolio manager for the International Opportunities Fund since January 2014. He joined the Advisor in 2005 as a senior equities analyst on the international research team. Prior to joining the Advisor, Mr. Whatcott was a Captain in the United States Air Force, where he served as a contracting officer. Mr. Whatcott earned a Master of Business Administration from the Darden School at the University of Virginia and a Bachelor of Science in Management with a minor in Foreign Language (Mandarin Chinese) from the United States Air Force Academy. He is also a CFA charterholder.

Paul Gifford, CFA serves as Chief Investment Officer and President of 1st Source and joined 1st Source Bank in 2000. He has been the lead portfolio manager of the Income Fund since the Fund commenced operations in December 2008. Mr. Gifford served as the portfolio manager of the 1st Source Monogram Income Fund (the predecessor fund) from April 2000 through December 2008. From December 1990 to April 2000, Mr. Gifford served as Assistant Vice President, Portfolio Manager and Product Manager with Bremer Trust, N.A., after receiving his Bachelor of Science from the University of Minnesota-Mankato.

Van Hoisington has been the lead portfolio manager of the U.S. Treasury Fund since 1996. Mr. Hoisington founded Hoisington Investment Management Co. in 1980 and serves as Chief Executive Officer and Chairman of the Strategic Investment Committee. Mr. Hoisington received a Bachelor of Arts from the University of Kansas and a Master of Business Administration from Fort Hays Kansas University.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

WASATCH FUNDS — MANAGEMENT	JANUARY 31, 2014

SERVICE PROVIDERS

Investment Advisor

Wasatch Advisors, Inc.

505 Wakara Way, 3rd Floor,

Salt Lake City, Utah 84108

Sub-Advisor for the Income Fund

1st Source Corporation Investment Advisors, Inc.

100 North Michigan Street

South Bend, IN 46601

Sub-Advisor for the U.S. Treasury Fund

Hoisington Investment Management Co.

6836 Bee Caves Road

Building 2, Suite 100

Austin, TX 78746-6464

Administrator and Fund Accountant

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Transfer Agent

UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, WI 53233-2301

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Legal Counsel to Wasatch Funds and Independent Trustees

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut St., Suite 1300

Kansas City, MO 64106

WASATCH FUNDS — Shareholder’s Guide	JANUARY 31, 2014

INVESTMENT MINIMUMS — INVESTOR CLASS

New Accounts	$2,000

New Accounts with an Automatic Investment Plan	$1,000

Individual Retirement Accounts (IRAs)	$2,000

Coverdell Education Savings Accounts	$1,000

Make checks payable to Wasatch Funds

HOW TO CONTACT WASATCH

ONLINE

www.WasatchFunds.com

or via email at

shareholderservice@wasatchfunds.com

TELEPHONE

800.551.1700

Shareholder services representatives are available Monday through Friday 7:00 a.m. to 7:00 p.m. Central Time. You can also reach our automated system 24 hours a day for daily share prices and account information.

MAIL

REGULAR MAIL DELIVERY

Wasatch Funds

P.O. Box 2172

Milwaukee, WI 53201-2172

OVERNIGHT DELIVERY

Wasatch Funds

803 West Michigan Street

Milwaukee, WI 53233-2301

OPEN A NEW ACCOUNT

For policies governing the following transactions and services, please see “Account Policies.”

New accounts are subject to acceptance by Wasatch Funds. To open a retirement or education savings account, you will also need the appropriate information kit and application.

ONLINE

Visit Wasatch Funds’ website, complete and electronically submit the online application. You may also sign up to invest automatically by filling out the Account Privileges Change Form.

Accounts for third parties, trusts, corporations, partnerships and other entities may not be opened online and are not eligible for online transactions.

TELEPHONE

Complete the appropriate application and call for instructions on how to open an account via wire.

MAIL

Complete the application for the type of account you are opening. Mail the application, any other materials (such as a corporate resolution for corporate accounts) and a check.

WASATCH FUNDS — Shareholder’s Guide	JANUARY 31, 2014

PURCHASE SHARES FOR AN EXISTING ACCOUNT

ONLINE

If you have previously established bank information, you may add to your account in amounts of $100 or more.

TELEPHONE

You may add to your account via electronic funds transfer in amounts of $100 up to $50,000 ($100,000 for corporate accounts). If an electronic funds transfer cannot be processed for any reason, your account will be charged a service fee (currently $20).

MAIL

Complete the additional investment form from your statement or write a note that includes the name of the Fund and Class (i.e., Investor Class), name of the account and the account number. Mail the form or note and a check.

WIRE

Have your bank send your investment to:

•	UMB Bank, N.A.
•	ABA Number 101000695

For credit to Wasatch Funds

•	Account Number 987-060-9800

For further credit to:

•	Wasatch (name and Class of Fund)
•	Your Wasatch account number
•	Name(s) of investor(s)
•	Social security or tax ID number

AUTOMATICALLY

Automatic Investment Plan (AIP) — Complete and mail the Account Privileges Change Form and any other required materials. The Form can be obtained from our website or by calling a shareholder services representative.

The minimum for subsequent automatic investments is $50 per month and/or $100 per quarter.

SELL (REDEEM) SHARES

GENERAL

•	Redemption requests for over $50,000 ($100,000 for corporate accounts) must be made in writing (a Medallion signature guarantee is required).
•	Checks will be mailed to the address on your account.
•	Redemption requests made within 30 days of an address change must be made in writing and require a Medallion signature guarantee.

ONLINE

You may sell shares in amounts of $500 up to $50,000.

TELEPHONE

You may sell shares in your account in amounts of $500 up to $50,000 ($100,000 for corporate accounts) by calling Wasatch Funds if you did not decline the telephone redemption privilege when establishing your account.

MAIL

Send Wasatch Funds a letter that includes:

•	Your name
•	The name and Class of the Fund
•	Your account number(s)
•	The dollar amount or number of shares to be redeemed
•	Your daytime telephone number
•	Signature(s) of account owners (sign exactly as the account is registered)
•	Medallion signature guarantee (if required)

For IRA accounts, please obtain an IRA Distribution Form from our website or by calling a shareholder services representative. If no withholding instructions are given, Wasatch Funds is required to withhold 10%.

AUTOMATICALLY

Systematic Withdrawal Plan — Complete and mail the Account Privileges Change Form and any other required materials. The Form can be obtained from our website or by calling a shareholder services representative.

This plan allows you to make monthly, quarterly, semiannual or annual redemptions of $50 or more.

WASATCH FUNDS — Account Policies	JANUARY 31, 2014

WHY WASATCH CLOSES OR REOPENS FUNDS

The Advisor or a Fund may take action to periodically close (“hard close”) or limit inflows into (“soft close”) a Fund to protect the integrity of the Fund’s investment strategy or objective. Hard closing or soft closing Funds can be an important component of portfolio management, particularly for Funds that primarily invest in smaller companies. We believe that closing funds or restricting inflows through some or all channels from time-to-time may be in the best interest of our shareholders. Conversely, when the assets of a closed or restricted Fund are at a level that we believe additional assets could be invested without impairing the Fund, we may reopen the Fund. We retain the right to make exceptions to any action taken to close or limit inflows into a Fund.

The SAI provides more detailed information about why and when a Fund may be hard or soft closed.

HOW WASATCH CLOSES OR REOPENS FUNDS

Fund closings or reopenings will be posted on Wasatch Funds’ website at www.WasatchFunds.com. The Advisor will make every effort to post information related to fund closings at least two weeks prior to the effective date of the closing. You may sign up on Wasatch Funds’ website to receive electronic notification of fund closings and openings. You can also request information about a Fund’s open or closed status from a shareholder services representative by calling our toll-free number at 800.551.1700.

Each change in a Fund’s status also will be filed electronically with the Securities and Exchange Commission (SEC). Please see “Other Important Information” for more information about how to view or obtain copies of documents filed with the SEC.

POLICIES TO PREVENT MARKET TIMING

Short-term trading or “market timing” involves frequent purchases and redemptions of fund shares and may present risks for long-term shareholders of a fund including among other things, dilution in the value of fund shares held by long-term shareholders, interference in the efficient management of the fund’s portfolio, increased brokerage and administrative costs and forcing the fund to hold excess levels of cash. One form of market timing is called “time zone arbitrage.” This occurs when shareholders of a fund that primarily invests in securities that are listed on foreign exchanges take advantage of time zone differences between the close of the foreign markets on which the fund’s securities trade and the close of the U.S. markets, which is when the fund’s share price is calculated. Arbitrage opportunities may also occur in funds that do not invest in foreign securities. For example, if trading in a security held by a fund is halted and does not resume prior to the time the fund’s share price is calculated, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, funds that hold thinly-traded securities, such as certain micro- or small-capitalization securities, may be exposed to varying levels of pricing arbitrage.

Wasatch Funds are intended as long-term investments. Therefore, the Funds’ Board of Trustees has adopted policies and procedures designed to prohibit short-term trading, excessive exchanges and other market timing activities. Steps the Funds have taken include: periodically reviewing individual shareholder trading activity to identify shareholders who are making excessive transactions or otherwise trading the Funds inappropriately, imposing a 2.00% redemption fee on shares held 60 days or less (subject to certain exceptions) and revising or terminating the exchange privilege, limiting the amount of any exchange, or rejecting an exchange or purchase, at any time, for any reason.

The redemption fee may be waived for certain omnibus accounts held by financial intermediaries whose systems are unable to assess the redemption fee and certain employer-sponsored retirement accounts (including certain 401(k) and other types of defined contribution or employee benefit plans).

The redemption fee may be waived by the Funds’ officers in any case where the nature of the transaction or circumstances do not pose the risks that the Board of Trustees’ policies and procedures to prevent market timing are designed to mitigate. All waivers provided by the Funds’ officers will be disclosed to the Funds’ Board of Trustees at its next regularly scheduled quarterly meeting.

The Funds cannot always know about or reasonably detect excessive trading by shareholders who purchase shares of the Funds through financial intermediaries. Intermediaries generally maintain omnibus accounts with the Funds, which do not allow access to individual shareholders’ account information. In compliance with federal securities laws, the Funds execute agreements with intermediaries that obligate them to provide certain shareholder data so the Funds may be able to detect excessive trading and market timing by underlying shareholders. Shareholders who have purchased shares of the Funds through financial intermediaries that do not execute the new information sharing agreements may be restricted from purchasing additional shares of the Funds (other than an automatic reinvestment of dividends) through an omnibus account with such financial intermediary.

REQUIRED INFORMATION

Federal regulations may require the Funds to obtain your name, your date of birth, your residential address or principal place of business and mailing address as well as your taxpayer identification number at the time you open your account. Applications without this information may not be accepted. To the extent permitted by law, the Funds reserve the right to place limits on transactions in your account until your identity is verified.

INVESTMENT MINIMUMS — INVESTOR CLASS

•	If you purchase shares directly from Wasatch Funds, the minimum initial investment for a regular account is $2,000 unless otherwise noted on the application.
•	The minimum initial investment for Individual Retirement Accounts (IRAs) is $2,000. For regular accounts opened with an automatic investment plan it is $1,000.
•

Other than the reinvestment of dividends and capital gains, the minimum for subsequent purchases in regular and IRA accounts is $100. The minimum for subsequent purchases via the automatic investment plan is $50 monthly and/or $100 quarterly.

WASATCH FUNDS — Account Policies

•	The Funds reserve the right to waive or lower investment minimums for any reason.
•	Accounts opened through third parties such as brokers or banks may be subject to different minimums for initial and subsequent purchases.

TYPES OF REGULAR ACCOUNTS

•	Individual or Joint Ownership
•	Gift to Minor
•	Corporation, Partnership, Trust or Other Entity

TYPES OF INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

•	Traditional IRA
•	Rollover IRA
•	Roth IRA
•	SEP-IRA
•	SIMPLE IRA
•	Section 403(b)(7) Plan

There is an annual pass through IRA maintenance fee of $12.50 that is charged by the IRA custodian on a per-account basis. The fee is capped at $25.00 per social security number, per account type.

TYPES OF EDUCATION SAVINGS PLANS

•	Coverdell Education Savings Account

PREMIER SERVICES

Shareholders who purchase shares directly through Wasatch Funds and maintain account balances above certain thresholds may qualify for additional benefits and services as members of Wasatch Premier Services. Benefits start at combined account balances of $100,000, improve at a level of $250,000 and reach the highest at a level of $500,000 or more. Some of the benefits may include:

•	Access to a select Premier Services Team Member or individual Premier Account Executive.
•	Use of an exclusive Premier Toll Free number.
•	Exemptions for certain account and maintenance fees.
•	Priority notification of new or re-opened Wasatch Funds.
•	Access to quarterly comments from Wasatch portfolio managers.
•	Choice of monthly or quarterly statements.
•	Access to closed funds.
•	Choice of quarterly, semi-annual or annual review of Wasatch Funds accounts with a Premier Services Team Member.

Accounts that drop below a minimum service model threshold may no longer be eligible for that level of Premier Services. The Funds reserve the right to modify the Premier Services offering, eligibility requirements, benefits or services at any time. For questions regarding Premier Services please contact shareholder services at 800.551.1700 or email shareholderservice@wasatchfunds.com.

NO CANCELLATIONS

Please place your transactions with care. The Funds will not cancel any transaction once it has been initiated and, if applicable, a reference or confirmation number has been assigned.

PURCHASING SHARES

•	There are no sales charges to purchase Investor Class shares of the Funds.
•	The purchase price of your Investor Class shares will be determined the next time the Funds’ Investor Class share prices are calculated after the transfer agent receives your request in good order.
•	Purchases must be made in U.S. dollars.
•	The Funds do not accept cash, money orders, third party checks, travelers checks, credit card checks, checks drawn on banks outside the U.S. or other checks deemed to be high risk.
•

The Funds reserve the right to stop selling Investor Class shares at any time or to reject specific purchase requests, including purchases by exchange from another Wasatch Fund or the Wasatch-Federated Money Market Account (Money Market Fund).

•

Purchase requests sent to Wasatch Funds’ headquarters in Salt Lake City will be forwarded to the transfer agent in Milwaukee, but the effective date of the purchase will be delayed until the request is received in good order by the transfer agent.

•	Purchase requests made by telephone will only be accepted for accounts that have previously established bank information to allow electronic funds transfer from the Automated Clearing House (ACH).
•

When you make an initial purchase of shares online, the purchase amount will be withdrawn from your bank after the transfer agent receives your online application in good order. You will receive a reference number for your transaction when you submit your application or subsequent purchase. A verification of your request will also be sent to your email address and we will mail a transaction confirmation to you when we have processed your online application. Please double check that the bank information you provide is correct. You will be held liable for losses incurred by the Funds due to incorrect bank information.

•	A $20 fee will be assessed if your online purchase cannot be made for any reason. See also “Insufficient Funds Policy.”

SELLING (REDEEMING) SHARES

•	You may request that the Funds redeem all or a portion of your Investor Class shares.
•	The price of Investor Class shares you redeem will be determined the next time the Funds’ Investor Class share prices are calculated after the transfer agent receives your request in good order.
•

Most new accounts automatically have the telephone redemption privilege, unless it is specifically declined. Some accounts such as corporate accounts do not receive the redemption privilege unless they complete and return the Redemption and Exchange Privileges Form.

•	You may redeem shares in your account in amounts of $500 up to $50,000 ($100,000 for corporate accounts) online or by telephone.

JANUARY 31, 2014

•	Redemption requests for over $50,000 ($100,000 for corporate accounts) must be made in writing and a Medallion signature guarantee is required.
•	The Funds do not accept redemption requests made via fax.
•	The Funds will mail a check to the address on your account within seven days after the transfer agent receives your request in good order.
•	Redemption proceeds can also be sent by wire ($15.00 fee) or electronic funds transfer to your preauthorized bank account.
•	Payment may be delayed for up to seven days on redemption requests for recent purchases made by check or electronic funds transfer to ensure that the payment has cleared.
•	The Funds can delay payment of redemption proceeds for up to seven days at any time.
•

Redemption requests sent to Wasatch Funds’ headquarters in Salt Lake City will be forwarded to the transfer agent in Milwaukee, but the effective date of the redemption will be delayed until the request is received in good order by the transfer agent.

•	Redemption requests from corporations, executors, administrators, trustees and guardians may require additional documentation and a Medallion signature guarantee.
•	If the account is worth less than the amount requested, the entire value of the account will be redeemed.
•	The Funds reserve the right to redeem in kind.
•	The Funds reserve the right to reject or delay a redemption on certain legal grounds. See “Emergency Circumstances.”
•	Redeeming shares may result in a taxable capital gain or loss.
•

Due to money movement between Wasatch Funds and the Money Market Fund, requests made on the business day prior to bank holidays will be processed on the following business day. This applies to the Fund being redeemed and the Fund being purchased. Bank holidays include Columbus Day and Veteran’s Day. Bank holiday schedules are subject to change without notice.

REDEMPTION FEE

•	The Funds will deduct a fee of 2.00% from redemption proceeds on Fund shares held 60 days or less, except as noted below.
•	Exchanges on shares held 60 days or less will, subject to certain exceptions, trigger the redemption fee. Exchanges into or out of the Money Market Fund will not trigger this redemption fee.
•

The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with fluctuations in Fund asset levels and cash flow caused by short term shareholder trading.

•	If you bought shares on different days, the shares you held longest will be redeemed first for the purposes of determining whether the redemption fee applies.
•	Shares transferred from one shareholder to another shareholder retain the transferor’s “age” of the shares in the hands of the transferee.
•	The redemption fee does not apply to shares acquired through reinvestment of dividends and/or capital gains.
•	The redemption fee does not apply to shares redeemed through the Systematic Withdrawal Plan.
•	The redemption fee does not apply to shares redeemed from shareholder accounts liquidated for failure to meet the minimum investment requirement.
•

The redemption fee does not apply to shares redeemed from a shareholder account for which the identity of the shareholder, for purposes of complying with the anti-money laundering laws, could not be determined within a reasonable time after the account was opened.

•

The redemption fee does not apply in the event of any involuntary redemption and/or exchange transactions, including, for example, those required by law or regulation, a regulatory agency, a court order, or as a result of the liquidation of a Fund by the Board of Trustees.

•	The redemption fee does not apply to shares redeemed through an automatic, non-discretionary rebalancing or asset allocation program.
•	The redemption fee does not apply to shares redeemed due to a disability as defined by the IRS requirements.
•	The redemption fee does not apply to shares redeemed due to death for shares transferred from a decedent’s account to a beneficiary’s account.
•	The redemption fee does not apply in the event of a back office correction made to an account to provide the shareholder with the intended transaction.
•

The redemption fee does not apply in the event of the following transactions: a distribution from a defined contribution terminated employee account, a plan distribution of non-vested participant balance in a defined contribution account, a distribution from a defined contribution plan to provide a participant with a loan against the account, or an amount contributed to a defined contribution plan exceeding the maximum annual contribution limit.

•	The redemption fee does not apply to shares gifted from one shareholder account to another shareholder account, assuming the age of the gifted shares is greater than 60 days.
•

The redemption fee may be waived for certain omnibus accounts held by financial intermediaries whose systems are unable to assess the redemption fee and certain employer-sponsored retirement accounts (including certain 401(k) and other types of defined contribution or employee benefit plans).

•

The redemption fee may be waived by the Funds’ officers in any case where the nature of the transaction or circumstances do not pose the risks that the Board of Trustees’ policies and procedures to prevent market timing are designed to mitigate. All waivers provided by the Funds’ officers will be disclosed to the Funds’ Board of Trustees at its next regularly scheduled quarterly meeting. The Funds reserve the right to modify or eliminate the redemption fee or waivers at any time.

•

The redemption fee assessed by certain financial intermediaries that have omnibus accounts in the Funds, including employer-sponsored retirement accounts, may be calculated using methodologies that differ from those utilized by the Funds’ transfer agent. Such differences are typically attributable to system design differences and are unrelated to the investment in the Funds. These system differences are not intended or expected to facilitate market timing or frequent trading.

WASATCH FUNDS — Account Policies

HOW INVESTOR CLASS SHARES ARE PRICED

•

The Funds’ Investor Class share prices change daily, so the price of shares you wish to purchase or redeem will be determined the next time the Funds’ Investor Class share prices are calculated after the transfer agent receives your request in good order.

•

A Fund’s Investor Class share price, or net asset value (NAV), is calculated by dividing the value of all securities and other assets owned by the Investor Class of the Fund, less the liabilities charged to the Investor Class of the Fund, by the number of Investor Class shares outstanding.

•	The Funds’ share prices are calculated as of the close of trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern Time) every day the NYSE is open.
•

The Funds’ share prices will not be calculated on days the NYSE is closed or on holidays the NYSE observes, including New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NYSE holiday schedules are subject to change without notice. The NYSE may close early on the day before each of these holidays and the day after Thanksgiving and Christmas.

•

The Funds’ investments are primarily valued using market quotations. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review and possible revision by the Advisor. Short-term securities are valued at either original cost or amortized cost, both of which approximate current market value. To the extent the Funds invest in registered open-end investment companies (other than exchange traded funds), such investments are valued based on the NAV of such funds. The prospectuses of such funds will explain the circumstances under which these companies will use fair value pricing and the effects of using fair value pricing.

•

If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments will be valued at fair value by the Pricing Committee of the Advisor and the Funds with oversight by the Board of Trustees, in accordance with Board-approved Pricing Policies and Procedures.

•

A Fund’s investments will be valued at fair value by or with the oversight of the Pricing Committee of the Advisor and the Funds with oversight by the Board of Trustees if the Advisor determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Fund’s share price is calculated. In addition, the Funds may adjust the closing prices of certain foreign securities traded on markets that have closed prior to the U.S. equity markets (principally, overseas markets), using fair value factors provided by an independent pricing agent, on any business day a change in the value of the U.S. equity markets (as represented by a benchmark index approved by the Board of Trustees) exceeds a certain threshold. The prices will not be adjusted for securities traded on markets that are open at the same time U.S. equity markets are open, or when a reliable fair value factor is unavailable.

•	Despite best efforts, there is an inherent risk that the fair value of an investment may be higher or lower than the value a fund would have received if it had sold the investment.
•

The Funds may hold portfolio securities, such as those traded on foreign exchanges, that trade on weekends or other days when the Funds’ Investor Class share prices are not calculated. Therefore, the value of the Funds’ Investor Class shares may change on days when shareholders will not be able to purchase or redeem shares.

MEDALLION SIGNATURE GUARANTEE

A Medallion signature guarantee assures that a signature is genuine. It is intended to protect shareholders and the Funds against fraudulent transactions by unauthorized persons.

Medallion signature guarantees are required by Wasatch Funds in the following cases:

•	To change your designated bank account or bank address.
•	To add bank information to an existing account.
•	To request a redemption (must be made in writing) in excess of $50,000 ($100,000 for corporate accounts).
•	To request a wire or ACH transfer of redemption proceeds to a bank account other than the bank account of record.
•	Requests for redemption proceeds to be mailed to an address other than the address of record.
•	Redemptions made within 30 days of an address change.
•	Certain transactions on accounts involving executors, administrators, trustees or guardians.
•	On the IRA Transfer Form if transferring your Wasatch Funds IRA to another fund family.
•	To change registered account holders.
•	To change the name on an account due to divorce or marriage (or you can provide a certified copy of the legal documents showing the name change).
•	To add telephone privileges.

The Funds reserve the right to require a Medallion signature guarantee under other circumstances.

HOW TO OBTAIN A MEDALLION SIGNATURE GUARANTEE

Medallion signature guarantees must be obtained from a participant in one of the Medallion signature guarantee programs. The best source of a Medallion guarantee is a bank, savings and loan association, brokerage firm or credit union with which you do business. Call your financial institution to see if it participates in a Medallion program.

A Medallion signature guarantee may not be provided by a notary public.

AUTOMATIC INVESTMENT PLAN (AIP)

•	Online, the AIP may be referred to as a pre-authorized draft or PAD.

JANUARY 31, 2014

•	Automatic purchases of Investor Class shares can be made for as little as $50 per month and/or $100 per quarter. The Funds do not currently charge a fee for this service.
•	You may elect to have your automatic purchase made on the 5th and/or the 20th day of each month. If these dates fall on a weekend or holiday, purchases will be made on the next business day.
•	Your signed Account Privileges Change Form and an unsigned, voided check or deposit slip must be received at least 14 days prior to your first automatic purchase.
•	Your financial institution must be a member of the Automated Clearing House (ACH).
•

When your AIP has been established, the bank or financial institution you designate can begin debiting a preauthorized amount from your account on a specified date to purchase Investor Class shares for your Fund account.

•	A $20 fee will be assessed if your automatic purchase cannot be made for any reason.
•	Instructions to change your AIP must be received at least five days prior to your regularly scheduled purchase.
•	If you redeem an account with an AIP to a zero balance, the plan will be discontinued.

SYSTEMATIC WITHDRAWAL PLAN (SWP)

•	You may arrange to make monthly, quarterly, semi-annual or annual redemptions of $50 or more. There is no charge to shareholders for using this plan.
•	Your Fund account balance must be at least $5,000 at the time you begin participation in the plan.
•

You may choose either the 5th and/or the 20th of the month to have systematic withdrawals distributed to you. If the day falls on a weekend or legal holiday, the distribution will be made on the next business day.

•	You may terminate the SWP at any time without charge or penalty.
•	The Funds may terminate or modify the plan after 60 days’ written notice to shareholders.
•	The redemption fee does not apply to shares redeemed through the plan.
•	If your balance is below the systematic withdrawal amount, the entire balance will be distributed and the plan will be discontinued.

EXCHANGING SHARES

•

Fund shares may be exchanged for shares of the same class of other Wasatch Funds. Shares of a class held by any shareholder who is eligible to hold shares of another class of the same or another Wasatch Fund may be exchanged upon shareholder request on the basis of the relative NAV of the class held and the class to be purchased. Shares may be exchanged on days the NYSE is open for business.

•	The price of shares being exchanged will be determined the next time the Funds’ Investor Class share prices are calculated after the transfer agent has received your exchange request in good order.
•	Excessive exchanges may result in the termination of a shareholder’s exchange privileges. For more information please see “Policies to Prevent Market Timing.”
•	Exchanges for shares in Funds closed to new investors may only be made by shareholders with existing accounts in those Funds.
•	Exchanges may not be made for shares of Funds closed to new investors and existing shareholders.
•	You may open a new account or purchase additional shares by exchanging shares from an existing Fund account.
•	A new account opened by exchange will have the same registration as the existing account and is subject to the minimum initial investment requirements.
•	Additional exchanges may be made for $500 or more.
•

Additional documentation and a Medallion signature guarantee may be required for exchange requests from existing accounts if shares are registered in the name of a corporation, partnership or fiduciary.

•

To add telephone exchange privileges to an existing corporate account, complete and return the Redemption and Exchange Privileges Form. The Form can be obtained from Wasatch Funds’ website or by calling a shareholder services representative.

•	Exchanges on shares held 60 days or less will trigger the redemption fee, subject to certain exceptions as noted above.
•	New accounts automatically have the telephone exchange privilege, unless it is specifically declined.
•	The Funds do not accept exchange requests made via fax.
•	Exchange requests may be subject to other limitations, including those relating to frequency, that Wasatch Funds may establish to ensure that exchanges do not disadvantage shareholders or the Funds.
•	Exchanging shares between Funds may result in a taxable capital gain or loss.
•	The Advisor reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason.

EXCHANGES BETWEEN WASATCH FUNDS AND THE WASATCH-FEDERATED MONEY MARKET ACCOUNT

•

You may exchange all or a portion of your investment in a Fund’s Investor Class for shares of the Money Market Fund, a money market account advised by Federated Investment Management Company (and not by Wasatch Advisors, Inc.) that invests in a diversified portfolio of high quality money market instruments. The Money Market Fund and its advisor are not affiliated with Wasatch Funds or Wasatch Advisors, Inc. SHARES OF THE MONEY MARKET FUND ARE NOT OFFERED BY THIS PROSPECTUS.

•	Exchanges are subject to the minimum purchase and redemption amounts set forth in this prospectus unless otherwise noted on the application.
•	Shareholders may not exchange Money Market Fund shares to purchase shares of Funds that are closed to new investors and existing shareholders.
•

The automatic exchange plan allows you to make automatic monthly investments in Investor Class shares of the Wasatch Funds by exchanging shares from your Money Market Fund account. There is no fee for this service.

WASATCH FUNDS — Account Policies

•	Any changes to the automatic exchange plan must be made 10 business days prior to the transaction.
•

Exchange requests will be effective the day the transfer agent receives them in good order by 4:00 p.m. Eastern Time, or market close on days the Funds’ Investor Class shares are priced, unless it is the business day prior to a bank holiday. Requests made on the business day prior to a bank holiday will be processed the following business day. This applies to the Fund being redeemed and the Fund being purchased. Bank holidays include Columbus Day and Veteran’s Day. Bank holiday schedules are subject to change without notice.

•	You will begin accruing income from the Money Market Fund on the first business day following the exchange provided it is not a bank holiday.
•	Dividends earned in the Money Market Fund are payable at the time of full liquidation or at the end of the month if a balance remains in the account.
•	Shareholders should read the prospectus of the Money Market Fund prior to exchanging into it.

ELIGIBLE INVESTMENTS INTO CLOSED FUNDS

Information about eligible purchases of closed Funds can be found in the SAI or by calling a shareholder services representative.

PURCHASING AND SELLING SHARES THROUGH THIRD PARTIES SUCH AS BROKERS OR BANKS

•	You may buy or sell Investor Class shares of the Funds through banks or investment professionals, including brokers who may charge you a transaction fee for this service.
•	Certain features offered by the Funds, such as Premier Services, minimum initial investment or subsequent investment amounts, may be modified or may not be available through other institutions.
•	Once you have established an account through an institution or investment professional, any subsequent transactions for, or questions about, that account must be made through them.
•

The Funds and/or the Advisor may enter into agreements with various brokerage or other firms pursuant to which such firms may accept orders on behalf of the Investor Class of the Funds and provide administrative services with respect to customers who are beneficial owners of Investor Class shares of the Funds. The Funds and/or the Advisor may compensate such firms in amounts based on assets of customers invested in the Investor Class of the Funds.

•

The Advisor may pay additional compensation, out of profits derived from the Advisor’s management fee and not as an additional charge to the Funds, to certain financial institutions (which may include banks, securities dealers, third-party record keepers, and other industry professionals) for the sale and/or distribution of the Funds’ Investor Class shares or the retention and/or servicing of shareholders’ accounts (“revenue sharing”). These payments are in addition to any record keeping or sub-transfer agency fees payable by the Funds, or any other fees described in the fee tables or elsewhere in the prospectus or SAI. Examples of revenue sharing payments include, but are not limited to, payment to financial institutions for “shelf space” or access to a third party platform or fund offering list or other marketing programs, including but not limited to, inclusion of the Funds on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs; granting the Advisor access to the financial institution’s sales force; granting the Advisor access to the financial institution’s conferences and meetings; and obtaining other forms of marketing support. The level of revenue sharing payments made to financial institutions may be a fixed fee or based on one or more of the following factors: gross sales, current assets and/or number of accounts of the Investor Class of the Funds attributable to the financial institution, or other factors as agreed to by the Advisor and the financial institution or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor, by agreement with the financial institutions, from time to time. The revenue sharing payments may be substantial, and may be different for different financial institutions. Such payments may provide an incentive for the financial institution to make Investor Class shares of the Funds available to its customers and may allow the Funds greater access to the financial institutions’ customers. The SAI contains additional information about these payments, including the names of firms to which payments are made.

•

If one mutual fund sponsor provides greater financial assistance than another, your financial advisor may have an incentive to recommend one mutual fund complex over another. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Funds and/or the Advisor and by sponsors of other mutual funds he or she may recommend to you. You should also review disclosures made by your financial advisor at the time of purchase.

SHAREHOLDER REPORTS

We mail annual and semi-annual reports and prospectuses unless you elect to receive them via email by filling out the consent form on our website.

Annual reports are dated September 30, the close of the Funds’ fiscal year, and contain important information about the Funds, including the market conditions and investment strategies that affected performance during the period, portfolio holdings and audited financial statements. Semi-annual reports are dated March 31 and contain information about the Funds’ performance and portfolio holdings as well as unaudited financial statements.

To help keep Fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call Shareholder Services at 800.551.1700. We will begin sending you individual copies within 30 days after receiving your request.

JANUARY 31, 2014

Additional copies of shareholder reports are available by downloading them from our website or calling a shareholder services representative.

ACCOUNT STATEMENTS

Account statements will be mailed quarterly, or you may receive quarterly statements via email if you consent to electronic document delivery on our website. The Funds will send you a confirmation statement after every transaction that affects your account balance or your account registration. If you invest through an automatic investment plan, you will receive confirmation of your purchases quarterly.

We may consolidate statements for accounts with the same address and social security number. If you would like to receive individual account statements, please call or write to Wasatch Funds. We will begin sending you individual account statements within 30 days after receiving your request.

ESTABLISHING A HOUSEHOLD RELATIONSHIP

You may also establish a Household Relationship for your current accounts or add accounts to your existing relationship by completing the Household Relationship Form. Our householding service combines all of your account statements and confirmations into a single envelope. It also combines financial reports and prospectuses for everyone in your “household” into one mailing. Establishing a Household Relationship will not affect the ownership status of the accounts in your Household Relationship. All accounts added to a Household Relationship must have the same address. The following types of accounts are ineligible for inclusion in a Household Relationship: Corporate, Fiduciary, Estate, Investment Club, Club, Lodge and Association.

If you would like to discontinue your Household Relationship and receive individual account statements, please call or write to Wasatch Funds. We will begin sending you individual account statements 30 days after receiving your request.

VERIFICATION OF ACCOUNT STATEMENTS

You must contact Wasatch Funds in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within 60 days after the confirmation statement date.

COST BASIS TAX REPORTING

For securities defined as “covered” under current Internal Revenue Service (IRS) cost basis tax reporting regulations, each Fund is responsible for maintaining accurate cost basis information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a cost basis method.

As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the IRS on each shareholder’s Consolidated Form 1099 when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

Each Fund has chosen average cost as its standing (default) cost basis method for all shareholders. A cost basis method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. Each Fund’s standing cost basis method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific cost basis method. You may choose a method different than a Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Changes from or to the default method or alternate method chosen by the shareholder must be made in writing and cannot be made over the telephone. Please refer to the appropriate IRS regulations or consult your tax advisor with regard to your personal circumstances.

NEW ACCOUNT NOTICE

Certain states require the Funds to notify shareholders that the assets held in their account(s) may be transferred to the appropriate state if there is no account activity within the time specified by state law. Contact a shareholder services representative for additional information.

INVOLUNTARY REDEMPTION

The Funds reserve the right to redeem Investor Class shares held in any account if the account balance falls below $500, unless the account has an automatic investment plan. Your account will not be closed if the drop is due to share price fluctuations. Shareholders will be given at least 60 days’ written notice before involuntary redemptions are made. Shareholders can prevent involuntary redemptions by restoring the account to the minimum investment amount during the 60 days.

EMERGENCY CIRCUMSTANCES

The Funds or their agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services. It may be difficult to reach the Funds by telephone during periods of substantial economic or market change or in emergency situations. Under these circumstances, you may wish to consider purchasing, redeeming or exchanging shares by mail, overnight express delivery or online. The Funds can suspend redemptions and/or delay payments of redemption proceeds when the NYSE is closed due to financial conditions or during emergency circumstances, as determined by the Securities and Exchange Commission.

RESPONSIBILITY FOR FRAUD

The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions provided

WASATCH FUNDS — Account Policies	JANUARY 31, 2014

reasonable procedures to prevent fraudulent transactions have been followed. Procedures to reasonably assure that instructions are genuine include requesting verification of various pieces of personal and account information, recording telephone transactions, confirming transactions in writing or online and restricting transmittal of redemption proceeds to preauthorized destinations.

INSUFFICIENT FUNDS POLICY

The Funds reserve the right to cancel a purchase if a check or electronic funds transfer does not clear your bank. The Funds will charge your account a $20 fee and you will be responsible for any losses or fees imposed by your bank and any losses that may be incurred by the Funds as a result of the canceled purchase. If you are already a shareholder in the Funds, the Funds may redeem shares in your account(s) to cover losses due to fluctuations in share price.

THIRD PARTY CHECKS

To guard against check fraud, the Funds will not accept checks made payable to third parties.

CHANGES TO BANK INFORMATION

Requests to change the bank information on your account must be made in writing, signed by all account holders and accompanied by a Medallion signature guarantee.

REGISTRATION CHANGES

To change the name on an account, the shares are generally transferred to a new account. A new application, legal documentation and a Medallion signature guarantee is required.

ADDRESS CHANGES

To change the address on your account, visit our website, call a shareholder services representative or send a written request signed by all account owners. Include the name and Class of your Fund(s), the account number(s), the name(s) on the account and both the old and new addresses. Certain options, including redemptions, may be suspended for 30 days following an address change unless a Medallion signature guarantee is provided.

ABOUT THE MONEY MARKET FUND

Please read the separate prospectus for the Money Market Fund carefully before investing in it. The Money Market Fund is managed by Federated Investment Management Company, not by Wasatch Advisors, Inc. Federated Investment Management Company is not an affiliate of Wasatch Advisors, Inc. or Wasatch Funds. Federated Securities Corp. is the distributor of the Money Market Fund.

WASATCH FUNDS — Dividends, Capital Gain Distributions and Taxes	JANUARY 31, 2014

In addition to any increase in the value of shares a Fund may achieve, you may receive dividend and capital gain distributions from the Fund.

DIVIDENDS

Dividends from stocks and interest earned from other investments are the Funds’ main sources of investment income. It is intended that substantially all of the Large Cap Value, Strategic Income and U.S. Treasury Funds’ net investment income (income less expenses) will be distributed quarterly as dividends to shareholders. For the Equity Funds, (except the Large Cap Value and Strategic Income Funds), it is intended that substantially all of such Funds’ net investment income (income less expenses), if any, will be distributed at least annually as dividends to shareholders. It is intended that substantially all of the Income Fund’s net investment income (income less expenses) will be distributed monthly as dividends to shareholders. As noted below, the Equity Funds, except the Large Cap Value and Strategic Income Funds, expect that, as a result of their objectives and strategies, distributions (if any) will consist primarily of capital gains.

CAPITAL GAINS

When the Funds sell portfolio securities they may realize a capital gain or loss, depending on whether the security is sold for more or less than its adjusted cost basis. Net realized capital gains, if any, will be distributed at least annually.

BUYING A DIVIDEND

Purchasing shares of a Fund shortly before it makes dividend or capital gain distributions will have the effect of reducing the share price by the amount of the distribution. This is sometimes referred to as “buying a dividend” because, although the distribution is in effect a return of a portion of the purchase price, it is taxable.

Unless you are investing in a tax-deferred account like an IRA or Education Savings Account, you may want to consider waiting to invest until after a Fund makes a distribution.

REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS

Dividend and capital gain distributions made by a Fund are automatically applied to purchase additional Investor Class shares of the Fund at the share price on the payable date unless you elect to have distributions paid to you in cash. You may change whether distributions are reinvested or paid in cash at any time by writing to the transfer agent. Changes will be effective for distributions with a record date on or after the date the transfer agent receives your request.

FEDERAL INCOME TAXES

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Funds. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers.

For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service (IRS) could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be invested in the Funds. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Each Fund intends to qualify as a “regulated investment company” under federal tax laws. If the Funds qualify as regulated investment companies and distribute their income as required by tax law, the Funds generally will not pay federal income taxes. Dividends paid from the Funds’ net investment income and net short-term capital gains generally will be taxable as ordinary income, whether paid in cash or reinvested as additional shares. It is possible that a portion of the dividends paid from the net investment income of each Fund will constitute “qualified dividends” eligible for the maximum marginal federal tax rate generally of 20% for taxpayers in the 39.6% tax bracket, 15% for taxpayers in the 25%, 28%, 33% and 35% tax brackets and 0% for taxpayers in the 10% and 15% tax brackets. In certain cases (e.g., as with some capital gains attributable to real estate investment trust [REIT] shares) a higher rate applies. Each Fund will inform its shareholders of the portion of its dividends (if any) that constitutes “qualified dividends.”

Distributions paid from the Funds’ long-term capital gains, and properly reported by a Fund as a capital gain distribution generally are taxable as long-term capital gains, regardless of the length of time you held your shares. The Equity Funds, except the Large Cap Value and Strategic Income Funds expect that, as a result of their objectives and strategies, distributions (if any) will consist primarily of capital gains.

The tax status of your distributions from your Fund is not affected by whether you reinvest your distributions in additional shares or receive them in cash. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Under the “Health Care and Education Reconciliation Act of 2010,” income from the Funds may also be subject to a 3.8% “Medicare tax” imposed for taxable years beginning after 2012. This tax will generally apply to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

The following information applies to the Equity Funds to the extent that they invest in REITs. The REITs in which the Funds invest may generate significant non-cash deductions, such as depreciation on real estate holdings, while having greater cash flow to distribute to their shareholders. If a REIT distributes more cash than its current or accumulated earnings and profits, a return of capital results. Similarly, the

WASATCH FUNDS — Dividends, Capital Gain Distributions and Taxes

Funds may pay a return of capital distribution to you by distributing more cash than their current or accumulated earnings and profits. The cost basis of your shares will be decreased by the amount of returned capital (but not below zero), which may result in a larger capital gain or smaller capital loss when you sell your shares. To the extent such a distribution exceeds your cost basis in your shares, you generally will be treated as realizing a taxable gain from the sale or exchange of your shares. The actual composition for tax reporting purposes will depend on the year-end tax characterizations of dividends paid by certain securities held by the Funds and tax regulations.

Gain or loss upon the sale of shares of a Fund generally will be treated as a capital gain or loss, provided that (as is usually the case) the shares represented a capital asset in the hands of the shareholder. The gain or loss will be considered long-term if the shareholder has held the shares for more than one year. The gain or loss on shares held for one year or less will be considered short-term and taxed at the same rates as ordinary income. If you receive a capital gain distribution from your Fund and sell your shares at a loss after holding them for six months or less, the loss will be recharacterized as a long-term capital loss to the extent of the capital gain distribution received.

The Funds are required to withhold and remit to the U.S. Treasury a percentage of dividend payments, capital gain distributions, and redemption proceeds at a rate set forth in applicable IRS Rules and Regulations for certain shareholders who have not certified that the social security number or taxpayer identification number they have supplied is correct and that they are not subject to backup withholding because of previous underreporting to the IRS. This backup withholding requirement generally does not apply to shareholders that are corporations or certain tax-exempt organizations.

The following information is particularly important for investors in the Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, International Growth, International Opportunities and World Innovators Funds, which may invest significant assets in foreign countries. To the extent a Fund invests in foreign securities, it may be required to pay withholding and other taxes imposed by foreign countries. If a Fund has more than 50% of its total assets invested in securities of foreign corporations at the end of its taxable year, it may make an election that will result in the dividends being taxed to you, including your share of the taxes paid to other countries, and that may permit you either to claim a foreign tax credit with respect to foreign taxes paid by the Fund or to deduct those amounts as an itemized deduction on your tax return. If the Fund makes this election, you will be notified and provided with sufficient information to calculate your foreign tax credit or the amount you may deduct as foreign taxes paid.

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from a Fund will be characterized as dividends for federal income tax purposes

(other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. income taxes, including withholding taxes, subject to certain exceptions. However, distributions received by a foreign investor from a Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met.

In the case of dividends with respect to taxable years of a Fund beginning prior to 2014, a distribution from the Fund that is properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain foreign investors, provided that the Fund makes certain elections and certain other conditions are met.

Distributions in respect of shares after June 30, 2014 may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information, and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners. Dispositions of shares by such persons may be subject to such withholding after December 31, 2016.

INDIA TAXES

In India, a tax of 15% plus surcharges is currently imposed on gains from sales of equities held not more than one year (“short-term gains”) and sold on a recognized stock exchange in India which are chargeable to securities transaction tax (“STT”). In case of foreign institutional investors (“FII”) gains from sales of equity securities in other cases are taxed at a rate of 30% plus surcharges for securities held not more than one year and 10% plus surcharges for securities held for more than one year. There is no tax on gains from sales of equities held for more than one year (“long-term gains”) and sold on a recognized stock exchange in India and chargeable to securities transaction tax.

Also in India, in the case of FII, the tax rate on gains from sales of listed debt securities is currently 10% plus surcharges if the securities have been held more than one year and 30% plus surcharges if the securities have been held not more than one year. A securities transaction tax applies for specified transactions at specified rates. India imposes a tax on interest on securities at a rate of 5% plus surcharges subject to complying with conditions, else, at 20% plus surcharges. This tax is withheld/imposed on the investor and payable prior to repatriation of sales proceeds. India imposes a tax on dividends paid by an Indian company at a rate of 15% plus surcharges. This tax is imposed on the company that pays the dividends. The dividend on which the dividend distribution tax is paid is exempt in the hands of the investor.

JANUARY 31, 2014

The capital gains tax is computed on net realized gains. Any realized losses (other than long-term loss on sale of equity subject to STT) in excess of gains may be carried forward for a period of up to eight years to offset future short-term gains.

Taxes incurred on a Fund’s realized gains may lower the potential capital gains distribution of the Fund. Any taxes paid in India by a Fund on realized gains may be available to be included in the calculation of the Fund’s foreign tax credit that may be passed through to shareholders via Form 1099-DIV. Although taxes incurred on gains may lower the potential capital gains distribution of a Fund, they also potentially lower, to a larger extent, the total return of that Fund as proceeds from sales of securities are reduced by the amount of the tax.

WHEN YOU WILL RECEIVE TAX INFORMATION

After the end of each calendar year, you will be sent information on redemptions, dividends and long-term capital gain distributions for tax purposes, including information as to the portion taxable as ordinary income, the portion (if any) taxable as “qualified dividends,” and the portion taxable as long-term capital gains.

Account tax information will also be sent to the IRS.

WASATCH FUNDS — Financial Highlights

The Financial Highlights tables are intended to help you understand the financial performance of the Investor Class of each Wasatch Fund for the past five years or since inception if a Fund has been in operation less than five years. Certain information reflects financial results for a single Investor Class share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Investor Class of a Fund (assuming reinvestment of all dividends and distributions).

The Financial Highlights were audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the annual report which is available upon request.

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WASATCH FUNDS — Financial Highlights

		Income (Loss) from Investment Operations					Less Distributions
	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Redemption Fees		Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Core Growth Fund
Year ended 9/30/13	$41.41	(0.12)	11.19	11.07	0.01		—	—	—
Year ended 9/30/12	$32.63	(0.26)	9.04	8.78	—	[4]	—	—	—
Year ended 9/30/11	$29.95	(0.19)	2.87	2.68	—	[4]	—	—	—
Year ended 9/30/10	$25.88	0.03	4.05	4.08	—	[4]	(0.01)	—	(0.01)
Year ended 9/30/09	$26.38	— [4]	(0.23)	(0.23)	—	[4]	(0.27)	—	(0.27)
Emerging India Fund
Year ended 9/30/13	$2.02	(0.01)	(0.23)	(0.24)	—	[4]	—	—	—
Year ended 9/30/12	$1.83	(0.01)	0.21	0.20	—	[4]	(0.01)	—	(0.01)
Period ended 9/30/11[9]	$2.00	— [4]	(0.17)	(0.17)	—	[4]	—	—	—
Emerging Markets Select Fund
Period ended 9/30/13[13]	$10.00	— [4]	(0.44)	(0.44)	—	[4]	—	—	—
Emerging Markets Small Cap Fund
Year ended 9/30/13	$2.66	0.01	0.01	0.02	—	[4]	(0.01)	—	(0.01)
Year ended 9/30/12	$2.16	0.01	0.49	0.50	—	[4]	—	—	—
Year ended 9/30/11	$2.37	— [4]	(0.21)	(0.21)	—	[4]	— [4]	—	— [4]
Year ended 9/30/10	$1.57	0.01	0.80	0.81	—	[4]	(0.01)	—	(0.01)
Year ended 9/30/09	$1.24	— [4]	0.33	0.33	—	[4]	— [4]	—	— [4]
Frontier Emerging Small Countries Fund
Year ended 9/30/13	$2.41	0.01	0.55	0.56	—	[4]	— [4]	— [4]	— [4]
Period ended 9/30/12[8]	$2.00	0.01	0.40	0.41	—	[4]	—	—	—
Global Opportunities Fund
Year ended 9/30/13	$4.15	(0.02)	0.93	0.91	—	[4]	—	(0.48)	(0.48)
Year ended 9/30/12	$3.68	(0.03)	0.93	0.90	—	[4]	—	(0.43)	(0.43)
Year ended 9/30/11	$3.97	(0.02)	(0.13)	(0.15)	—	[4]	—	(0.14)	(0.14)
Year ended 9/30/10	$3.38	(0.02)	0.70	0.68	—	[4]	(0.01)	(0.08)	(0.09)
Period ended 9/30/09[12]	$2.00	(0.01)	1.39	1.38	—	[4]	—	—	—
Heritage Growth Fund
Year ended 9/30/13	$12.80	0.02	2.64	2.66	—	[4]	(0.01)	(0.54)	(0.55)
Year ended 9/30/12	$10.83	(0.03)	2.16	2.13	—	[4]	(0.02)	(0.14)	(0.16)
Year ended 9/30/11	$10.70	— [4]	0.22	0.22	—	[4]	(0.09)	—	(0.09)
Year ended 9/30/10	$9.28	0.09	1.39	1.48	—	[4]	(0.06)	—	(0.06)
Year ended 9/30/09	$9.00	0.06	0.26	0.32	—	[4]	(0.02)	(0.02)	(0.04)
International Growth Fund
Year ended 9/30/13	$22.44	0.07	6.32	6.39	0.01		(0.08)	—	(0.08)
Year ended 9/30/12	$17.21	0.09	5.14	5.23	—	[4]	—	—	—
Year ended 9/30/11	$18.66	— [4]	(1.46)	(1.46)	0.01		—	—	—
Year ended 9/30/10	$13.91	0.02	4.73	4.75	—	[4]	—	—	—
Year ended 9/30/09	$11.83	(0.13)	2.24	2.11	—	[4]	(0.03)	—	(0.03)
International Opportunities Fund
Year ended 9/30/13	$2.41	(—)[4]	0.53	0.53	—	[4]	—	—	—
Year ended 9/30/12	$2.24	— [4]	0.44	0.44	—	[4]	—	(0.27)	(0.27)
Year ended 9/30/11	$2.57	(0.01)	(0.25)	(0.26)	—	[4]	—	(0.07)	(0.07)
Year ended 9/30/10	$1.97	(0.01)	0.63	0.62	—	[4]	(0.02)	—	(0.02)
Year ended 9/30/09	$1.60	0.01	0.36	0.37	—	[4]	— [4]	—	— [4]
Large Cap Value Fund
Year ended 9/30/13	$14.31	0.22	2.37	2.59	—	[4]	(0.20)	(0.13)	(0.33)
Year ended 9/30/12	$11.85	0.20	2.46	2.66	—	[4]	(0.20)	—	(0.20)
Year ended 9/30/11	$12.64	0.17	(0.79)	(0.62)	—	[4]	(0.17)	—	(0.17)
Year ended 9/30/10	$11.97	0.17	0.67	0.84	—	[4]	(0.17)	—	(0.17)
Year ended 9/30/09	$12.93	0.20	(0.96)	(0.76)	—	[4]	(0.20)	—	(0.20)

See Notes to Financial Highlights

(for a share outstanding throughout each period)

		Ratios to Average Net Assets						Supplemental Data
Net Asset Value End of Period	Total Return (%)[1]	Expenses Net of Waivers and Reimbursements (%)[2]		Expenses Before Waivers and Reimbursements (%)[2]		Net Investment Income Net of Waivers and Reimbursements (%)[2]	Net Investment Income Before Waivers and Reimbursements (%)[2]	Net Assets End of Period (000’s)	Portfolio Turnover Rate[1] [3]

$52.49	26.76	1.21	[5]	1.21	[5]	(0.39)	(0.39)	$924,304	16%
$41.41	26.91	1.23	[5]	1.23	[5]	(0.70)	(0.70)	$581,371	28%
$32.63	8.95	1.22		1.22		(0.57)	(0.57)	$433,294	27%
$29.95	15.75	1.29	[10]	1.29	[10]	0.02	0.02	$418,642	19%
$25.88	(0.45)	1.34		1.34		0.24	0.24	$409,949	30%

$1.78	(11.88)	1.95	[5]	2.99	[5]	(0.99)	(2.03)	$15,938	40%
$2.02	11.42	1.95	[5]	3.41	[5]	(0.65)	(2.11)	$13,658	17%
$1.83	(8.50)	1.95		4.85		(0.07)	(2.97)	$10,580	2%

$9.56	(4.40)	1.69	[5]	2.40	[5]	0.04	(0.67)	$29,374	43%

$2.67	0.85	1.95	[5]	2.06	[5]	0.21	0.09	$1,785,681	41%
$2.66	23.15	1.95	[5]	2.13	[5]	0.29	0.11	$1,482,265	39%
$2.16	(8.85)	1.96		2.19		0.22	(0.01)	$774,198	48%
$2.37	51.69	2.06	[11]	2.39	[11]	0.82	0.49	$446,751	23%
$1.57	26.80	2.10		3.03		0.12	(0.81)	$50,489	78%

$2.97	22.88	2.25	[5]	2.43	[5]	0.81	0.63	$730,694	13%
$2.41	20.50	2.25	[5]	3.64	[5]	1.31	(0.08)	$33,045	5%

$4.58	24.23	1.80	[5]	1.80	[5]	(0.70)	(0.70)	$220,460	43%
$4.15	26.69	1.84	[5]	1.84	[5]	(0.61)	(0.61)	$153,582	38%
$3.68	(4.21)	1.94		1.94		(0.41)	(0.41)	$199,855	59%
$3.97	20.41	2.25	[11]	2.33	[11]	(0.73)	(0.81)	$234,904	23%
$3.38	69.00	2.25		2.61		(0.67)	(1.03)	$117,385	22%

$14.91	21.67	0.95	[5]	0.99	[5]	0.15	0.11	$120,871	19%
$12.80	19.76	0.95	[5]	1.03	[5]	(0.28)	(0.37)	$111,952	26%
$10.83	2.01	0.95		1.04		(0.02)	(0.11)	$72,561	35%
$10.70	16.06	0.96	[10]	1.11	[10]	0.81	0.66	$78,274	36%
$9.28	3.74	0.95		1.21		0.74	0.48	$77,194	33%

$28.76	28.63	1.49	[5]	1.49	[5]	0.25	0.25	$1,326,931	44%
$22.44	30.39	1.57	[6]	1.57	[6]	0.51	0.51	$434,824	44%
$17.21	(7.77)	1.66		1.66		(0.01)	(0.01)	$281,481	70%
$18.66	34.15	1.86	[11]	1.86	[11]	0.10	0.10	$285,446	44%
$13.91	18.03	1.94		1.94		0.03	0.03	$173,226	56%

$2.94	21.99	2.25	[5]	2.42	[5]	(0.03)	(0.20)	$278,216	49%
$2.41	22.33	2.25	[5]	2.48	[5]	(0.16)	(0.39)	$194,563	41%
$2.24	(10.49)	2.25		2.55		(0.58)	(0.88)	$151,569	108%
$2.57	31.71	2.26	[10]	2.62	[10]	(0.60)	(0.96)	$152,178	51%
$1.97	23.60	2.26	[6]	2.79	[6]	(0.28)	(0.81)	$93,856	69%

$16.57	18.40	1.10	[5]	1.16	[5]	1.27	1.21	$786,910	47%
$14.31	22.50	1.10	[5]	1.15	[5]	1.42	1.37	$1,298,365	14%
$11.85	(5.08)	1.10		1.11		1.24	1.23	$1,546,471	26%
$12.64	7.07	1.11	[10]	1.14	[10]	1.36	1.33	$1,621,113	17%
$11.97	(5.63)	1.10		1.22		1.93	1.81	$1,385,508	16%

WASATCH FUNDS — Financial Highlights (continued)

		Income (Loss) from Investment Operations					Less Distributions
	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Redemption Fees		Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Long/Short Fund
Year ended 9/30/13	$13.66	(0.04)	2.23	2.19	—	[4]	—	(0.03)	(0.03)
Year ended 9/30/12	$11.85	(0.02)	1.83	1.81	—	[4]	—	—	—
Year ended 9/30/11	$11.74	(0.04)	0.16	0.12	—	[4]	(0.01)	—	(0.01)
Year ended 9/30/10	$11.13	(0.01)	0.62	0.61	—	[4]	— [4]	—	— [4]
Year ended 9/30/09	$10.81	0.02	0.50	0.52	—	[4]	(0.05)	(0.15)	(0.20)
Micro Cap Fund
Year ended 9/30/13	$5.71	(0.10)	1.81	1.71	—	[4]	—	—	—
Year ended 9/30/12	$4.40	(0.09)	1.40	1.31	—	[4]	—	—	—
Year ended 9/30/11	$4.44	(0.06)	0.02	(0.04)	—	[4]	—	—	—
Year ended 9/30/10	$3.89	(0.05)	0.60	0.55	—	[4]	—	—	—
Year ended 9/30/09	$4.14	(0.03)	(0.21)	(0.24)	—	[4]	(0.01)	—	(0.01)
Micro Cap Value Fund
Year ended 9/30/13	$2.85	(0.03)	0.91	0.88	—	[4]	—	(0.28)	(0.28)
Year ended 9/30/12	$2.24	(0.04)	0.65	0.61	—	[4]	—	—	—
Year ended 9/30/11	$2.38	(0.04)	(0.10)	(0.14)	—	[4]	—	—	—
Year ended 9/30/10	$2.11	(0.02)	0.30	0.28	—	[4]	(0.01)	—	(0.01)
Year ended 9/30/09	$1.80	(0.02)	0.33	0.31	—	[4]	—	—	—
Small Cap Growth Fund
Year ended 9/30/13	$43.82	(0.15)	10.53	10.38	—	[4]	—	(2.89)	(2.89)
Year ended 9/30/12	$35.37	(0.29)	10.40	10.11	—	[4]	—	(1.66)	(1.66)
Year ended 9/30/11	$34.24	(0.13)	1.26	1.13	—	[4]	—	—	—
Year ended 9/30/10	$28.59	(0.22)	5.87	5.65	—	[4]	—	—	—
Year ended 9/30/09	$26.50	(0.12)	2.27	2.15	—	[4]	—	(0.06)	(0.06)
Small Cap Value Fund
Year ended 9/30/13	$3.81	(0.01)	1.32	1.31	—	[4]	—	—	—
Year ended 9/30/12	$3.12	(0.03)	0.72	0.69	—	[4]	—	—	—
Year ended 9/30/11	$3.08	(0.02)	0.06	0.04	—	[4]	—	—	—
Year ended 9/30/10	$2.75	(0.01)	0.34	0.33	—	[4]	—	—	—
Year ended 9/30/09	$2.82	(0.01)	(0.06)	(0.07)	—	[4]	—	—	—
Strategic Income Fund
Year ended 9/30/13	$9.30	0.33	1.78	2.11	—	[4]	(0.33)	—	(0.33)
Year ended 9/30/12	$7.57	0.16	1.77	1.93	—	[4]	(0.20)	—	(0.20)
Year ended 9/30/11	$7.51	0.25	0.06	0.31	—	[4]	(0.25)	—	(0.25)
Year ended 9/30/10	$6.77	0.31	0.70	1.01	—	[4]	(0.27)	—	(0.27)
Year ended 9/30/09	$7.62	0.29	(0.85)	(0.56)	—	[4]	(0.29)	—	(0.29)
Ultra Growth Fund
Year ended 9/30/13	$22.83	(0.15)	4.96	4.81	—	[4]	—	(3.07)	(3.07)
Year ended 9/30/12	$20.11	(0.08)	3.98	3.90	—	[4]	—	(1.18)	(1.18)
Year ended 9/30/11	$19.80	(0.17)	0.48	0.31	—	[4]	—	—	—
Year ended 9/30/10	$15.66	(0.15)	4.29	4.14	—	[4]	—	—	—
Year ended 9/30/09	$15.76	(0.14)	0.04	(0.10)	—	[4]	—	—	—
World Innovators Fund
Year ended 9/30/13	$18.55	(0.12)	4.72	4.60	—	[4]	—	—	—
Year ended 9/30/12	$14.71	(0.12)	3.96	3.84	—	[4]	—	—	—
Year ended 9/30/11	$13.65	(0.13)	1.19	1.06	—	[4]	—	—	—
Year ended 9/30/10	$11.12	(0.10)	2.65	2.55	—	[4]	(0.02)	—	(0.02)
Year ended 9/30/09	$10.31	(0.12)	0.93	0.81	—	[4]	—	—	—

See Notes to Financial Highlights

(for a share outstanding throughout each period)

		Ratios to Average Net Assets						Supplemental Data
Net Asset Value End of Period	Total Return (%)[1]	Expenses Net of Waivers and Reimbursements (%)[2]		Expenses Before Waivers and Reimbursements (%)[2]		Net Investment Income Net of Waivers and Reimbursements (%)[2]	Net Investment Income Before Waivers and Reimbursements (%)[2]	Net Assets End of Period (000’s)	Portfolio Turnover Rate1 3

$15.82	16.09	1.51	[7]	1.51	[7]	(0.22)	(0.22)	$1,479,371	47%
$13.66	15.27	1.51	[7]	1.51	[7]	(0.20)	(0.20)	$1,537,220	71%
$11.85	0.98	1.63	[7]	1.63	[7]	(0.44)	(0.44)	$833,298	82%
$11.74	5.52	1.71	7 11	1.71	7 11	0.03	0.03	$300,255	60%
$11.13	5.35	1.91	[7]	1.96	[7]	0.24	0.19	$146,127	167%

$7.42	29.95	2.13	[5]	2.13	[5]	(1.28)	(1.28)	$323,175	17%
$5.71	29.77	2.14	[5]	2.14	[5]	(1.50)	(1.50)	$289,449	25%
$4.40	(0.90)	2.14		2.14		(1.05)	(1.05)	$253,415	30%
$4.44	14.14	2.18	[5]	2.18	[5]	(1.10)	(1.10)	$283,551	34%
$3.89	(5.70)	2.24		2.24		(0.96)	(0.96)	$272,537	46%

$3.45	33.92	2.25	[5]	2.25	[5]	(0.92)	(0.92)	$166,487	66%
$2.85	27.23	2.25	[5]	2.31	[5]	(1.27)	(1.33)	$138,299	78%
$2.24	(5.88)	2.25		2.28		(1.21)	(1.24)	$142,795	94%
$2.38	13.26	2.26	[10]	2.37	[10]	(1.32)	(1.43)	$185,587	88%
$2.11	17.22	2.26	[7]	2.46	[7]	(1.36)	(1.56)	$115,216	145%

$51.31	25.34	1.23	[5]	1.23	[5]	(0.42)	(0.42)	$2,487,031	10%
$43.82	29.41	1.24	[5]	1.24	[5]	(0.73)	(0.73)	$1,824,781	20%
$35.37	3.30	1.23		1.23		(0.32)	(0.32)	$1,297,982	23%
$34.24	19.76	1.27	[10]	1.27	[10]	(0.74)	(0.74)	$1,110,087	17%
$28.59	8.20	1.29		1.29		(0.60)	(0.60)	$809,318	52%

$5.12	34.38	1.26	[5]	1.27	[5]	(0.21)	(0.22)	$201,581	40%
$3.81	22.12	1.46	[5]	1.46	[5]	(0.73)	(0.73)	$166,330	55%
$3.12	1.30	1.78		1.78		(0.65)	(0.65)	$169,401	46%
$3.08	12.00	1.85	[10]	1.85	[10]	(0.23)	(0.23)	$211,571	62%
$2.75	(2.48)	1.92		1.92		(0.33)	(0.33)	$218,358	89%

$11.08	23.01	0.95	[5]	1.06	[5]	3.16	3.05	$66,579	54%
$9.30	25.61	0.95	[5]	1.14	[5]	1.74	1.55	$44,635	57%
$7.57	3.94	0.95		1.21		2.99	2.73	$24,057	62%
$7.51	15.18	0.99	7 11	1.33	7 11	4.35	4.01	$19,517	73%
$6.77	(6.49)	1.05	[7]	1.71	[7]	4.93	4.27	$17,710	84%

$24.57	24.52	1.29	[5]	1.29	[5]	(0.64)	(0.64)	$151,697	25%
$22.83	20.13	1.32	[5]	1.32	[5]	(0.35)	(0.35)	$143,259	43%
$20.11	1.57	1.42		1.42		(0.51)	(0.51)	$134,203	60%
$19.80	26.44	1.68	[10]	1.68	[10]	(1.14)	(1.14)	$178,566	45%
$15.66	(0.63)	1.75		1.77		(1.12)	(1.14)	$121,284	64%

$23.15	24.80	1.77	[5]	1.79	[5]	(0.84)	(0.86)	$266,911	84%
$18.55	26.10	1.85	[5]	1.85	[5]	(0.99)	(0.99)	$167,934	66%
$14.71	7.77	1.95		1.95		(0.84)	(0.84)	$72,493	85%
$13.65	22.91	1.96	[10]	2.05	[10]	(0.74)	(0.83)	$65,767	74%
$11.12	7.86	1.95		2.14		(0.88)	(1.07)	$59,540	41%

WASATCH FUNDS — Financial Highlights (continued)

		Income (Loss) from Investment Operations					Less Distributions
	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Redemption Fees		Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Income Fund
Year ended 9/30/13	$10.44	0.17	(0.31)	(0.14)	—		(0.17)	—	(0.17)
Year ended 9/30/12	$10.32	0.20	0.12	0.32	—	[4]	(0.20)	—	(0.20)
Year ended 9/30/11	$10.34	0.25	(0.02)	0.23	—	[4]	(0.25)	—	(0.25)
Year ended 9/30/10	$10.04	0.29	0.30	0.59	—	[4]	(0.29)	—	(0.29)
Year ended 9/30/09	$9.59	0.33	0.46	0.79	—	[4]	(0.34)	—	(0.34)
U.S. Treasury Fund
Year ended 9/30/13	$18.75	0.44	(3.08)	(2.64)	0.01		(0.44)	(0.35)	(0.79)
Year ended 9/30/12	$18.75	0.42	0.77	1.19	0.01		(0.42)	(0.78)	(1.20)
Year ended 9/30/11	$17.17	0.52	2.63	3.15	0.02		(0.52)	(1.07)	(1.59)
Year ended 9/30/10	$16.29	0.54	1.35	1.89	0.01		(0.54)	(0.48)	(1.02)
Year ended 9/30/09	$14.95	0.55	1.29	1.84	0.05		(0.55)	—	(0.55)

See Notes to Financial Highlights

(for a share outstanding throughout each period)

		Ratios to Average Net Assets						Supplemental Data
Net Asset Value End of Period	Total Return (%)[1]	Expenses Net of Waivers and Reimbursements (%)[2]		Expenses Before Waivers and Reimbursements (%)[2]		Net Investment Income Net of Waivers and Reimbursements (%)[2]	Net Investment Income Before Waivers and Reimbursements (%)[2]	Net Assets End of Period (000’s)	Portfolio Turnover Rate1 3

$10.13	(1.34)	0.71		0.71		1.67	1.67	$130,285	35%
$10.44	3.16	0.70	[5]	0.70	[5]	1.97	1.97	$139,186	48%
$10.32	2.26	0.71		0.71		2.42	2.42	$135,617	43%
$10.34	5.95	0.72	[11]	0.73	[11]	2.87	2.86	$138,095	51%
$10.04	8.42	0.84		0.88		3.44	3.40	$114,496	28%

$15.33	(14.43)	0.71	[5]	0.71	[5]	2.46	2.46	$193,231	34%
$18.75	6.66	0.72	[5]	0.72	[5]	2.33	2.33	$271,495	13%
$18.75	22.06	0.75		0.76		3.44	3.43	$187,368	44%
$17.17	12.65	0.75	[11]	0.78	[11]	3.56	3.53	$200,855	49%
$16.29	12.49	0.75		0.79		3.34	3.30	$154,099	62%

WASATCH FUNDS — Notes to Financial Highlights	JANUARY 31, 2014

[1]	Not annualized for periods less than one year.

[2]	Annualized for periods less than one year.

[3]	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

[4]	Represents amounts less than $.005 per share.

[5]	Includes interest expense of less than 0.01%.

[6]	Includes interest expenses of 0.01%.

[7]	Includes interest expense and dividend payments for securities sold short. The ratios excluding such expenses are listed below:

	Expenses Net of Waivers and Reimbursements[2]		Expenses Before Waivers and Reimbursements[2]
Long/Short Fund
Year ended 9/30/13	1.28%		1.28%
Year ended 9/30/12	1.27%		1.27%
Year ended 9/30/11	1.30%		1.30%
Year ended 9/30/10	1.34%	[11]	1.34%	[11]
Year ended 9/30/09	1.47%		1.52%

Micro Cap Value Fund
Year ended 9/30/09	2.25%		2.45%

Strategic Income Fund
Year ended 9/30/10	0.95%	[11]	1.29%	[11]
Year ended 9/30/09	0.95%		1.61%

[8]	Fund inception date was January 31, 2012.

[9]	Fund inception date was April 26, 2011.

[10]	Includes extraordinary expenses of 0.01%.

[11]	Includes extraordinary expenses of less than 0.01%.

[12]	Fund inception date was November 17, 2008.

[13]	Fund inception date was December 13, 2012.

WASATCH FUNDS — Privacy Policy	JANUARY 31, 2014

The personal information we collect or disclose is handled with the utmost respect for your privacy and is motivated by our desire to serve you better.

•	We will not disclose your personal information to anyone unless it is necessary to provide you with our services, at your direction, or required by law.
•	We do not allow individuals or companies that provide services to Wasatch Funds to use your personal information for their own marketing purposes.
•	We maintain contracts with individuals or companies providing services to Wasatch Funds’ shareholders that require them to protect the confidentiality of your personal information.
•	We afford the same protection of personal information to prospective and former shareholders that we do to current shareholders.
•	We consider all the information we have about you to be confidential, including the fact that you are a Wasatch Funds shareholder (unless you tell us otherwise).
•	We restrict access to your personal information to employees who service your accounts.
•	We maintain physical, electronic and procedural safeguards that comply with federal standards for maintaining the confidentiality of your information.

INFORMATION WE MAY COLLECT

Most of the personal information we collect comes directly from you. The ways we gather it may include:

•	Account applications. When you open an account the information we collect may include your name, address, phone number, email address and social security number.
•	Transactions. To manage your account and provide information to you such as account statements, we maintain current and historical records of each of your transactions and accounts with Wasatch Funds.
•

Website. We collect some information on our website through the use of “cookies.” For example, we may identify the web pages your browser requests or visits. On the website, we can only identify you if you choose to identify yourself, for example, if you open an account or make transactions online. For more information please read our online privacy policy at www.WasatchFunds.com.

INFORMATION WE MAY DISCLOSE

We disclose information about current and former shareholders to parties outside of Wasatch for the following purposes:

•	To service your account and process your transactions. For example, the transfer agent collects and stores account and transaction data.
•	To do as you request. For example, you may direct us to send your statements and confirmations to a third party.
•	To print and mail materials to you. Companies that provide printing and mailing services are prohibited from using your information in any way other than the purpose for which it was provided.
•

To comply with laws or regulations. We may disclose or report personal information as required by law, for example, to respond to a subpoena, court order or regulatory demand made by the proper authorities.

•	To the extent permitted by law. For example, the law permits us to respond to a request for information from a consumer reporting agency.

GENERAL

This prospectus is for Investor Class shares of the Wasatch Funds. Institutional Class shares are offered under a different prospectus for the Wasatch Core Growth, Wasatch Emerging Markets Select, Wasatch Large Cap Value, Wasatch Long/Short and Wasatch Small Cap Value Funds. No Institutional Class shares are currently offered for the Wasatch Emerging India, Wasatch Emerging Markets Small Cap, Wasatch Frontier Emerging Small Countries, Wasatch Global Opportunities, Wasatch Heritage Growth, Wasatch International Growth, Wasatch International Opportunities, Wasatch Micro Cap, Wasatch Micro Cap Value, Wasatch Small Cap Growth, Wasatch Strategic Income, Wasatch Ultra Growth, Wasatch World Innovators, Wasatch-1st Source Income or Wasatch-Hoisington U.S. Treasury Funds.

You should also review the Institutional Class prospectuses to learn about the different features of Institutional Class shares. For more information about Institutional Class shares and eligibility requirements, contact Wasatch.

If you have any questions about Wasatch Funds or would like more information, please contact Wasatch as noted below.

ONLINE

www.WasatchFunds.com

or via email at

shareholderservice@wasatchfunds.com

TELEPHONE

800.551.1700

Shareholder services representatives are available Monday through Friday 7:00 a.m. to 7:00 p.m. Central Time.

MAIL

Wasatch Funds

P.O. Box 2172

Milwaukee, WI 53201-2172